                              AXA PREMIER VIP TRUST
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002

AXA PREMIER VIP INVESTMENT PERFORMANCE SUMMARY
FOR THE PERIOD ENDED JUNE 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL NET                                                                  SINCE
                                               ASSETS ($000)    1 MONTH       3 MOS.          YTD      1 YEAR   3 YEARS    INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
 LARGE COMPANY STOCKS
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- A          1,824        (7.34)      (13.32)       (14.10)                         (14.10)
 AXA Premier VIP Large Cap Core Equity -- B         25,712        (7.44)      (13.33)       (14.20)                         (14.20)
 Lipper Large Cap Core Funds                                      (7.36)      (13.58)       (13.78)                         (13.78)
 S&P 500                                                          (7.12)      (13.39)       (13.15)                         (13.15)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- A               1,739        (8.05)      (18.96)       (23.50)                         (23.50)
 AXA Premier VIP Large Cap Growth -- B              36,038        (8.06)      (19.07)       (23.60)                         (23.60)
 Lipper Large-Cap Growth Funds                                    (8.17)      (16.30)       (18.86)                         (18.86)
 Russell 1000 Growth                                              (9.25)      (18.67)       (20.78)                         (20.78)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- A                2,049        (7.09)       (9.38)        (8.20)                          (8.20)
 AXA Premier VIP Large Cap Value -- B               45,075        (7.09)       (9.48)        (8.30)                          (8.30)
 Lipper Large Cap Value Funds                                     (7.67)      (10.63)        (8.42)                          (8.42)
 Russell 1000 Value                                               (5.74)       (8.52)        (4.78)                          (4.78)
------------------------------------------------------------------------------------------------------------------------------------
 SMALL/MID COMPANY STOCKS
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth -- A           2,193       (10.79)      (21.58)       (24.80)                         (24.80)
 AXA Premier VIP Small/Mid Cap Growth -- B          39,622       (10.81)      (21.61)       (24.90)                         (24.90)
 Lipper Mid-Cap Growth Funds                                      (9.92)      (17.30)       (19.91)                         (19.91)
 Russell 2500 Growth                                              (9.19)      (16.63)       (19.09)                         (19.09)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value -- A            2,613       (10.40)      (14.71)       (13.00)                         (13.00)
 AXA Premier VIP Small/Mid Cap Value -- B           50,067       (10.41)      (14.72)       (13.10)                         (13.10)
 Lipper Mid-Cap Value Funds                                       (5.64)       (6.41)        (0.44)                          (0.44)
 Russell 2500 Value                                               (3.53)       (3.49)         4.72                            4.72
------------------------------------------------------------------------------------------------------------------------------------
 SECTOR FUNDS
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- A                    1,799        (7.76)      (13.36)       (14.40)                         (14.40)
 AXA Premier VIP Health Care -- B                   26,848        (7.87)      (13.46)       (14.50)                         (14.50)
 Lipper Specialty/Miscellaneous Funds                             (9.80)      (19.40)       (22.90)                         (22.90)
 Russell 1000 Health Care Index                                   (9.25)      (16.66)       (17.46)                         (17.46)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- A                     1,168       (11.95)      (26.94)       (32.20)                         (32.20)
 AXA Premier VIP Technology -- B                     9,340       (11.96)      (27.05)       (32.30)                         (32.30)
 Lipper Specialty/Miscellaneous Funds                             (9.80)      (19.40)       (22.90)                         (22.90)
 Russell 1000 Technology Index                                   (12.96)      (25.90)       (31.88)                         (31.88)
------------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- A           2,114        (4.22)       (3.05)        (4.60)                          (4.60)
 AXA Premier VIP International Equity -- B          25,244        (4.32)       (3.15)        (4.80)                          (4.80)
 Lipper International Funds                                       (3.95)       (2.90)        (1.70)                          (1.70)
 MSCI EAFE Index                                                  (3.98)       (2.57)        (1.62)                          (1.62)
------------------------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE-TERM BONDS
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- A                      2,674        (0.03)        2.45          2.85                            2.85
 AXA Premier VIP Core Bond -- B                    121,018         0.05         2.39          2.79                            2.79
 Lipper Intermediate Inv. Grade Debt Funds                         0.19         2.58          2.62                            2.62
 Lehman Aggregate Bond                                             0.87         3.69          3.79                            3.79
------------------------------------------------------------------------------------------------------------------------------------

RETURNS OF LESS THAN ONE-YEAR ARE NOT ANNUALIZED

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                           NUMBER                   VALUE
                                         OF SHARES                 (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
AUTOMOBILES (1.0%)
Harley-Davidson, Inc. ..................    7,550                $   387,088
                                                                  ----------
COMPUTER & ELECTRONICS RETAIL (0.2%)
Best Buy Co., Inc.* ....................    1,330                     48,279
                                                                  ----------
DEPARTMENT STORES (1.5%)
Kohl's Corp.* ..........................    8,030                    562,742
                                                                  ----------
GENERAL MERCHANDISE STORES (3.6%)
Costco Wholesale Corp.* ................    2,100                     81,102
Wal-Mart Stores, Inc. ..................   23,370                  1,285,584
                                                                  ----------
                                                                   1,366,686
                                                                  ----------
HOME IMPROVEMENT RETAIL (2.9%)
Home Depot, Inc. .......................   30,070                  1,104,471
                                                                  ----------
HOTELS (0.1%)
Starwood Hotels & Resorts
  Worldwide, Inc. ......................    1,200                     39,468
                                                                  ----------
MEDIA (3.4%)
AOL Time Warner, Inc.* .................   11,920                    175,343
Comcast Corp., Class A* ................   15,720                    374,765
Cox Communications, Inc.,
  Class A* .............................    2,060                     56,753
Pixar, Inc.* ...........................    6,750                    297,675
Viacom, Inc., Class B* .................    8,110                    359,841
                                                                  ----------
                                                                   1,264,377
                                                                  ----------
RESTAURANTS (0.1%)
Starbucks Corp.* .......................    1,650                     41,003
                                                                  ----------
SPECIALTY STORES (0.2%)
Bed Bath & Beyond, Inc.* ...............    2,240                     84,538
                                                                  ----------
TEXTILES & APPAREL (0.3%)
Nike, Inc., Class B ....................    2,000                    107,300
                                                                  ----------
  TOTAL CONSUMER DISCRETIONARY..........                           5,005,952
                                                                  ----------
CONSUMER STAPLES (6.5%)
BEVERAGES (2.9%)
Anheuser-Busch Cos., Inc. ..............    8,800                    440,000
Coca-Cola Co. ..........................    4,400                    246,400
PepsiCo, Inc. ..........................    8,200                    395,240
                                                                  ----------
                                                                   1,081,640
                                                                  ----------
DRUG RETAIL (0.9%)
Walgreen Co. ...........................    8,660                    334,536
                                                                  ----------
FOOD DISTRIBUTORS (0.3%)
SYSCO Corp. ............................    3,900                    106,158
                                                                  ----------
FOOD PRODUCTS (0.5%)
Kraft Foods, Inc., Class A .............    4,300                    176,085
                                                                  ----------
HOUSEHOLD PRODUCTS (1.4%)
Colgate-Palmolive Co. ..................    8,210                    410,910
Procter & Gamble Co. ...................    1,560                    139,308
                                                                  ----------
                                                                     550,218
                                                                  ----------
PERSONAL PRODUCTS (0.5%)
Avon Products, Inc. ....................    2,150                    112,316
Gillette Co. ...........................    2,500                     84,675
                                                                  ----------
                                                                     196,991
                                                                  ----------
  TOTAL CONSUMER STAPLES ...............                           2,445,628
                                                                  ----------

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
ENERGY (1.3%)
INTEGRATED OIL & GAS (0.2%)
BP plc (ADR) ...........................    1,300                $    65,637
                                                                 -----------
OIL & GAS DRILLING (0.2%)
Noble Corp.* ...........................    1,850                     71,410
                                                                 -----------
OIL & GAS EQUIPMENT &
  SERVICES (0.7%)
Baker Hughes, Inc. .....................    7,900                    262,991
                                                                 -----------
OIL & GAS EXPLORATION &
  PRODUCTION (0.2%)
Anadarko Petroleum Corp. ...............    1,550                     76,415
                                                                 -----------
     TOTAL ENERGY ......................                             476,453
                                                                 -----------
FINANCIALS (15.7%)
BANKS (0.4%)
Bank One Corp. .........................    4,040                    155,459
                                                                 -----------
DIVERSIFIED FINANCIALS (6.4%)
Charles Schwab Corp. ...................   31,650                    354,480
Citigroup, Inc. ........................   17,050                    660,687
Fannie Mae .............................    4,530                    334,088
J.P. Morgan Chase & Co. ................    6,420                    217,766
MBNA Corp. .............................   14,840                    490,759
Merrill Lynch & Co., Inc. ..............    1,550                     62,775
Morgan Stanley Dean Witter &
  Co. ..................................    6,940                    298,975
                                                                 -----------
                                                                   2,419,530
                                                                 -----------
INSURANCE (8.0%)
AFLAC, Inc. ............................    8,850                    283,200
American International Group,
  Inc. .................................   18,500                  1,262,255
Marsh & McLennan Cos., Inc. ............    1,200                    115,920
Progressive Corp. ......................   23,150                  1,339,228
                                                                 -----------
                                                                   3,000,603
                                                                 -----------
INVESTMENT COMPANIES (0.9%)
Franklin Resources, Inc. ...............    1,450                     61,828
Stilwell Financial, Inc. ...............   15,500                    282,100
                                                                 -----------
                                                                     343,928
                                                                 -----------
  TOTAL FINANCIALS .....................                           5,919,520
                                                                 -----------
HEALTH CARE (22.1%)
BIOTECHNOLOGY (5.9%)
Amgen, Inc.* ...........................   20,920                    876,130
Genentech, Inc.* .......................   16,610                    556,435
IDEC Pharmaceuticals Corp.* ............    1,100                     38,995
MedImmune, Inc.* .......................    1,550                     40,920
Wyeth ..................................   14,350                    734,720
                                                                 -----------
                                                                   2,247,200
                                                                 -----------
HEALTH CARE EQUIPMENT & SERVICES (4.7%)
Baxter International, Inc. .............    3,800                    168,910
Cardinal Health, Inc. ..................   12,330                    757,185
Health Management Associates,
  Inc., Class A* .......................    7,860                    158,379
Medtronic, Inc. ........................   10,070                    431,499
Tenet Healthcare Corp.* ................    2,890                    206,780
Wellpoint Health Networks,
  Inc.* ................................      770                     59,914
                                                                 -----------
                                                                   1,782,667
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
PHARMACEUTICALS (11.5%)
Abbott Laboratories ....................    1,400                $    52,710
Biogen, Inc.* ..........................    6,100                    252,723
Eli Lilly & Co. ........................    8,350                    470,940
Johnson & Johnson ......................   14,220                    743,137
Pfizer, Inc. ...........................  264,030                  2,241,050
Pharmacia Corp. ........................    9,800                    367,010
Schering-Plough Corp. ..................    7,050                    173,430
Teva Pharmaceutical Industries
  Ltd. (ADR) ...........................      500                     33,390
                                                                 -----------
                                                                   4,334,390
                                                                 -----------
  TOTAL HEALTH CARE ....................                           8,364,257
                                                                 -----------
INDUSTRIALS (8.4%)
AEROSPACE & DEFENSE (1.0%)
General Dynamics Corp. .................    1,300                    138,255
United Technologies Corp. ..............    3,690                    250,551
                                                                 -----------
                                                                     388,806
                                                                 -----------
AIR FREIGHT & COURIERS (0.5%)
United Parcel Service, Inc.,
  Class B ..............................    3,200                    197,600
                                                                 -----------
AIRLINES (0.7%)
Southwest Airlines Co. .................   15,800                    255,328
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (2.1%)
Automatic Data Processing, Inc..........    2,800                    121,940
Concord EFS, Inc.* .....................    5,380                    162,153
First Data Corp. .......................    2,050                     76,260
Fiserv, Inc.* ..........................    1,230                     45,153
Paychex, Inc. ..........................   12,400                    387,996
                                                                 -----------
                                                                     793,502
                                                                 -----------
INDUSTRIAL CONGLOMERATES (3.7%)
General Electric Co. ...................   48,360                  1,404,858
                                                                 -----------
MACHINERY (0.2%)
Danaher Corp. ..........................    1,190                     78,957
                                                                 -----------
RAILROADS (0.2%)
Union Pacific Corp. ....................    1,130                     71,506
                                                                 -----------
  TOTAL INDUSTRIALS ....................                           3,190,557
                                                                 -----------
INFORMATION TECHNOLOGY (27.5%)
APPLICATION SOFTWARE (2.2%)
Electronic Arts, Inc.* .................    1,900                    125,495
PeopleSoft, Inc.* ......................    3,120                     46,426
Siebel Systems, Inc.* ..................   46,100                    655,542
                                                                 -----------
                                                                     827,463
                                                                 -----------
COMPUTER HARDWARE (3.6%)
Dell Computer Corp.* ...................   44,720                  1,168,981
International Business Machines
  Corp. ................................    2,300                    165,600
Sun Microsystems, Inc.* ................    4,600                     23,046
                                                                 -----------
                                                                   1,357,627
                                                                 -----------
COMPUTER STORAGE &
  PERIPHERALS (1.3%)
Network Appliance, Inc.* ...............   41,100                    511,284
                                                                 -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.2%)
Flextronics International Ltd.* ........   13,090                     93,332
                                                                 -----------

============================================================================
                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
----------------------------------------------------------------------------
IT CONSULTING & SERVICES (0.6%)
Accenture Ltd., Class A* ...............    4,700                $    89,300
Affiliated Computer Services,
  Inc., Class A* .......................      610                     28,963
Electronic Data Systems Corp. ..........    2,600                     96,590
                                                                 -----------
                                                                     214,853
                                                                 -----------
NETWORKING EQUIPMENT (2.4%)
Cisco Systems, Inc.* ...................   63,260                    882,477
Juniper Networks, Inc.* ................    5,450                     30,792
                                                                 -----------
                                                                     913,269
                                                                 -----------
SEMICONDUCTOR EQUIPMENT (1.4%)
Applied Materials, Inc.* ...............   27,300                    519,246
                                                                 -----------
SEMICONDUCTORS (6.8%)
Altera Corp.* ..........................   12,460                    169,456
Intel Corp. ............................   53,550                    978,359
Maxim Integrated Products,
  Inc.* ................................   23,570                    903,438
Micron Technology, Inc.* ...............    3,260                     65,917
Texas Instruments, Inc. ................    2,600                     61,620
Xilinx, Inc.* ..........................   17,000                    381,310
                                                                 -----------
                                                                   2,560,100
                                                                 -----------
SYSTEMS SOFTWARE (7.3%)
Adobe Systems, Inc. ....................    7,700                    219,450
Microsoft Corp.* .......................   39,760                  2,174,872
Oracle Corp.* ..........................    7,300                     69,131
VERITAS Software Corp.* ................   14,150                    280,028
                                                                 -----------
                                                                   2,743,481
                                                                 -----------
TELECOMMUNICATIONS EQUIPMENT (1.7%)
Nokia OYJ (ADR) ........................   10,810                    156,529
QUALCOMM, Inc.* ........................   17,450                    479,700
                                                                 -----------
                                                                     636,229
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY..........                          10,376,884
                                                                 -----------
TELECOMMUNICATION SERVICES (0.2%)
WIRELESS TELECOMMUNICATION
  SERVICES (0.2%)
Vodafone Group plc (ADR) ...............    6,500                     88,725
                                                                 -----------
TOTAL COMMON STOCKS (95.0%)
  (Cost $41,803,116)....................                          35,867,976
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

================================================================================
                                           PRINCIPAL          VALUE
                                             AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (6.4%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $2,445,699).........   $2,445,699        $ 2,445,699
                                                           -----------
TOTAL INVESTMENTS (101.4%)
  (Cost/Amortized Cost
     $44,248,815).....................                      38,313,675
OTHER ASSETS LESS
  LIABILITIES (-1.4%) ................                        (539,649)
                                                           -----------
NET ASSETS (100%) ....................                     $37,774,026
                                                           ===========

----------
*   Non-income producing

    Glossary:
    ADR--American Depositary Receipt



================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $44,842,330
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      2,370,572

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ................  $     284,009
Aggregate gross unrealized depreciation ................     (6,219,149)
                                                          -------------
Net unrealized depreciation ............................  $  (5,935,140)
                                                          =============
Federal income tax cost of investments .................  $  44,248,815
                                                          =============

For the six months ended June 30, 2002, the Portfolio incurred approximately $11 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.




                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.4%)
APPAREL RETAIL (0.2%)
TJX Cos., Inc. .........................    2,450                 $  48,045
                                                                  ---------
AUTO COMPONENTS (0.9%)
Autoliv, Inc. ..........................      525                    13,230
Dana Corp. .............................    2,600                    48,178
Delphi Automotive Systems
  Corp. ................................    2,875                    37,950
Goodyear Tire & Rubber Co. .............    2,425                    45,372
Johnson Controls, Inc. .................      425                    34,684
Lear Corp.* ............................      425                    19,656
Magna International, Inc.,
  Class A ..............................      675                    46,474
                                                                  ---------
                                                                    245,544
                                                                  ---------
AUTOMOBILES (1.1%)
General Motors Corp. ...................      925                    49,441
Harley-Davidson, Inc. ..................    1,590                    81,520
Hyundai Motor Co. (GDR)* (ss.) .........    4,100                    62,935
Hyundai Motor Co. (GDR)* ...............    7,000                   107,450
                                                                  ---------
                                                                    301,346
                                                                  ---------
CASINOS & GAMING (0.6%)
MGM Mirage, Inc.* ......................    4,935                   166,556
                                                                  ---------
DEPARTMENT STORES (0.6%)
Federated Department Stores,
  Inc.* ................................    1,225                    48,633
May Department Stores Co. ..............    1,600                    52,688
Sears, Roebuck & Co. ...................    1,225                    66,517
                                                                  ---------
                                                                    167,838
                                                                  ---------
GENERAL MERCHANDISE STORES (1.2%)
Costco Wholesale Corp.* ................    4,110                   158,728
Wal-Mart Stores, Inc. ..................    2,925                   160,904
                                                                  ---------
                                                                    319,632
                                                                  ---------
HOME IMPROVEMENT RETAIL (2.2%)
Home Depot, Inc. .......................    8,735                   320,836
Lowe's Cos., Inc. ......................    5,945                   269,903
Sherwin-Williams Co. ...................      675                    20,203
                                                                  ---------
                                                                    610,942
                                                                  ---------
HOTELS (0.0%)
Hilton Hotels Corp. ....................      200                     2,780
                                                                  ---------
HOUSEHOLD DURABLES (1.2%)
Black & Decker Corp. ...................      425                    20,485
Centex Corp. ...........................      900                    52,011
Fortune Brands, Inc. ...................      650                    36,400
KB Home ................................      950                    48,934
Leggett & Platt, Inc. ..................    2,050                    47,970
Newell Rubbermaid, Inc. ................      575                    20,160
Pulte Homes, Inc. ......................      950                    54,606
Whirlpool Corp. ........................      725                    47,386
                                                                  ---------
                                                                    327,952
                                                                  ---------
LEISURE PRODUCTS (0.0%)
Brunswick Corp. ........................      400                    11,200
                                                                  ---------

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
MEDIA (7.0%)
AOL Time Warner, Inc.* .................   23,125                  $ 340,169
Cablevision New York Group,
  Class A* .............................    7,825                     74,025
Cablevision Systems Corp.-
  Rainbow Media Group,
  Class A* .............................    5,635                     49,306
Comcast Corp., Class A* ................   10,620                    253,181
Fox Entertainment Group, Inc.,
  Class A* .............................   12,240                    266,220
Knight Ridder, Inc. ....................      700                     44,065
Liberty Media Corp., Class A* ..........   40,855                    408,550
Metro-Goldwyn-Mayer, Inc.* .............    6,535                     76,459
USA Interactive* .......................    2,385                     55,928
Viacom, Inc., Class B* .................    7,760                    344,311
                                                                   ---------
                                                                   1,912,214
                                                                   ---------
PHOTOGRAPHIC PRODUCTS (0.2%)
Eastman Kodak Co. ......................    2,000                     58,340
                                                                   ---------
RESTAURANTS (0.1%)
Wendy's International, Inc. ............    1,000                     39,830
                                                                   ---------
SPECIALTY STORES (1.0%)
AutoNation, Inc.* ......................    3,300                     47,850
Staples, Inc.* .........................   11,700                    230,490
                                                                   ---------
                                                                     278,340
                                                                   ---------
TEXTILES & APPAREL (0.1%)
Jones Apparel Group, Inc.* .............      300                     11,250
Liz Claiborne, Inc. ....................      550                     17,490
                                                                   ---------
                                                                      28,740
                                                                   ---------
  TOTAL CONSUMER DISCRETIONARY..........                           4,519,299
                                                                   ---------
CONSUMER STAPLES (8.5%)
BEVERAGES (2.5%)
Anheuser-Busch Cos., Inc. ..............    4,675                    233,750
Coca-Cola Co. ..........................    1,075                     60,200
PepsiCo, Inc. ..........................    8,225                    396,445
                                                                   ---------
                                                                     690,395
                                                                   ---------
DRUG RETAIL (0.6%)
Walgreen Co. ...........................    4,050                    156,451
                                                                   ---------
FOOD PRODUCTS (4.5%)
Archer-Daniels-Midland Co. .............    2,300                     29,417
Cadbury Schweppes plc (ADR) ............   11,700                    353,106
ConAgra Foods, Inc. ....................    9,000                    248,850
H.J. Heinz Co. .........................    2,045                     84,049
Kraft Foods, Inc., Class A .............    7,100                    290,745
Philip Morris Cos., Inc. ...............    3,200                    139,776
Sara Lee Corp. .........................    2,700                     55,728
Tyson Foods, Inc., Class A .............    3,000                     46,530
                                                                   ---------
                                                                   1,248,201
                                                                   ---------
FOOD RETAIL (0.2%)
Albertson's, Inc. ......................    1,925                     58,636
                                                                   ---------
HOUSEHOLD PRODUCTS (0.7%)
Colgate-Palmolive Co. ..................    2,865                    143,393
Procter & Gamble Co. ...................      525                     46,883
                                                                   ---------
                                                                     190,276
                                                                   ---------
  TOTAL CONSUMER STAPLES ...............                           2,343,959
                                                                   ---------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
ENERGY (5.4%)
INTEGRATED OIL & GAS (3.5%)
Amerada Hess Corp. ................           500                 $  41,250
BP plc (ADR) ......................         5,600                   282,744
ChevronTexaco Corp. ...............         1,625                   143,812
Conoco, Inc. ......................         1,500                    41,700
Exxon Mobil Corp. .................         4,575                   187,209
Marathon Oil Company ..............         2,100                    56,952
Occidental Petroleum Corp. ........         1,900                    56,981
Phillips Petroleum Co. ............           750                    44,160
Reliant Resources, Inc.* ..........         4,700                    41,125
Royal Dutch Petroleum Co.
  (ADR) ...........................         1,325                    73,233
                                                                  ---------
                                                                    969,166
                                                                  ---------
OIL & GAS EXPLORATION &
  PRODUCTION (1.8%)
Anadarko Petroleum Corp. ..........         3,525                   173,782
Unocal Corp. ......................         8,500                   313,990
                                                                  ---------
                                                                    487,772
                                                                  ---------
OIL & GAS REFINING &
  MARKETING (0.1%)
Valero Energy Corp. ...............           775                     29,001
                                                                   ---------
 TOTAL ENERGY .....................                                1,485,939
                                                                   ---------
FINANCIALS (21.9%)
BANKS (9.6%)
Amsouth Bancorp. ..................         2,550                     57,069
Bank of America Corp. .............         2,200                    154,792
Bank of New York Co., Inc. ........        18,065                    609,694
Bank One Corp. ....................         2,375                     91,390
Comerica, Inc. ....................           750                     46,050
FleetBoston Financial Corp. .......         2,500                     80,875
Golden West Financial Corp. .......           750                     51,585
Huntington Bancshares, Inc. .......         2,550                     49,521
KeyCorp. ..........................         2,075                     56,648
National City Corp. ...............         2,050                     68,162
Regions Financial Corp. ...........         1,500                     52,725
SunTrust Banks, Inc. ..............           825                     55,869
U.S. Bancorp ......................        18,250                    426,137
Union Planters Corp. ..............           937                     30,331
Wachovia Corp. ....................         2,700                    103,086
Washington Mutual, Inc. ...........        12,045                    446,990
Wells Fargo & Co. .................         1,050                     52,563
Zions Bancorp. ....................         4,150                    216,215
                                                                   ---------
                                                                   2,649,702
                                                                   ---------
DIVERSIFIED FINANCIALS (9.3%)
Bear Stearns Co., Inc. ............           825                     50,490
Charles Schwab Corp. ..............        16,540                    185,248
Citigroup, Inc. ...................        11,640                    451,050
Countrywide Credit Industries,
  Inc. ............................           950                     45,838
E*TRADE Group, Inc.* ..............        22,305                    121,785
Fannie Mae ........................         7,230                    533,213
Freddie Mac .......................         1,400                     85,680
Goldman Sachs Group, Inc. .........         3,000                    220,050
J.P. Morgan Chase & Co. ...........         2,300                     78,016
Lehman Brothers Holdings, Inc......         1,025                     64,083
MBNA Corp. ........................         8,300                    274,481

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
Morgan Stanley Dean Witter &
  Co. .............................         6,250                  $ 269,250
SLM Corp. .........................         1,840                    178,296
                                                                   ---------
                                                                   2,557,480
                                                                   ---------
INSURANCE (3.0%)
Allstate Corp. ....................         1,750                     64,715
American International Group,
  Inc. ............................         1,325                     90,405
Aon Corp. .........................         1,800                     53,064
Chubb Corp. .......................           850                     60,180
Marsh & McLennan Cos., Inc. .......         1,795                    173,397
Metlife, Inc. .....................         2,425                     69,840
MGIC Investment Corp. .............           750                     50,850
Prudential Financial, Inc.* .......         7,915                    264,044
                                                                   ---------
                                                                     826,495
                                                                   ---------
  TOTAL FINANCIALS ................                                6,033,677
                                                                   ---------
HEALTH CARE (14.8%)
BIOTECHNOLOGY (3.7%)
Amgen, Inc.* ......................         2,100                     87,948
Genentech, Inc.* ..................         7,725                    258,787
Genzyme Corp.-General
  Division* .......................         6,290                    121,020
Wyeth .............................        10,475                    536,320
                                                                   ---------
                                                                   1,004,075
                                                                   ---------
HEALTH CARE EQUIPMENT &
  SERVICES (3.6%)
Aetna, Inc. .......................           575                     27,583
Caremark Rx, Inc.* ................         9,300                    153,450
Health Management Associates,
  Inc., Class A* ..................        16,600                    334,490
Health Net, Inc.* .................         1,650                     44,171
Humana, Inc.* .....................         2,300                     35,949
McKesson HBOC, Inc. ...............         3,715                    121,480
Wellpoint Health Networks,
  Inc.* ...........................         3,645                    283,617
                                                                   ---------
                                                                   1,000,740
                                                                   ---------
PHARMACEUTICALS (7.5%)
Abbott Laboratories ...............           700                     26,355
Bristol-Myers Squibb Co. ..........         3,575                     91,878
Eli Lilly & Co. ...................         1,950                    109,980
Johnson & Johnson .................         2,075                    108,439
Merck & Co., Inc. .................        10,225                    517,794
Pfizer, Inc. ......................        26,430                    925,050
Pharmacia Corp. ...................         2,600                     97,370
Schering-Plough Corp. .............         7,990                    196,554
                                                                   ---------
                                                                   2,073,420
                                                                   ---------
  TOTAL HEALTH CARE ...............                                4,078,235
                                                                   ---------
INDUSTRIALS (6.7%)
AEROSPACE & DEFENSE (2.1%)
Goodrich Corp. ....................           700                     19,124
Honeywell International, Inc. .....         6,655                    234,456
Lockheed Martin Corp. .............         4,325                    300,587
Raytheon Co. ......................           800                     32,600
                                                                   ---------
                                                                     586,767
                                                                   ---------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Automatic Data Processing, Inc..........     4,860                 $ 211,653
Pitney Bowes, Inc. .....................       475                    18,867
R.R. Donnelley & Sons Co. ..............     1,800                    49,590
                                                                   ---------
                                                                     280,110
                                                                   ---------
CONSTRUCTION & ENGINEERING (0.5%)
Fluor Corp. ............................     3,880                   151,126
                                                                   ---------
ELECTRICAL EQUIPMENT (0.3%)
Cooper Industries Ltd., Class A ........     1,225                    48,142
Hubbell, Inc., Class B .................       900                    30,735
                                                                   ---------
                                                                      78,877
                                                                   ---------
INDUSTRIAL CONGLOMERATES (1.6%)
General Electric Co. ...................   14,735                    428,052
                                                                   ---------
MACHINERY (0.5%)
Cummins, Inc. ..........................      175                      5,793
Eaton Corp. ............................      675                     49,106
Ingersoll-Rand Co., Class A ............      750                     34,245
Parker-Hannifin Corp. ..................    1,150                     54,958
                                                                   ---------
                                                                     144,102
                                                                   ---------
RAILROADS (0.5%)
Burlington Northern Santa Fe
  Corp. ................................    1,900                     57,000
Norfolk Southern Corp. .................      900                     21,042
Union Pacific Corp. ....................      800                     50,624
                                                                   ---------
                                                                     128,666
                                                                   ---------
TRADING COMPANIES &
  DISTRIBUTORS (0.2%)
Genuine Parts Co. ......................    1,450                     50,562
                                                                   ---------
  TOTAL INDUSTRIALS ....................                           1,848,262
                                                                   ---------
INFORMATION TECHNOLOGY (10.8%)
COMPUTER HARDWARE (0.7%)
Dell Computer Corp.* ...................      250                      6,535
Hewlett-Packard Co. ....................    4,500                     68,760
International Business
  Machines Corp. .......................    1,475                    106,200
                                                                   ---------
                                                                     181,495
                                                                   ---------
COMPUTER STORAGE & PERIPHERALS (0.1%)
Quantum Corp.* .........................    3,100                     13,020
                                                                   ---------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.9%)
Arrow Electronics, Inc.* ...............      600                     12,450
Avnet, Inc.* ...........................      600                     13,194
Flextronics International Ltd.* ........   16,280                    116,076
Ingram Micro, Inc., Class A* ...........    3,100                     42,625
Solectron Corp.* .......................    5,900                     36,285
Tech Data Corp.* .......................      775                     29,334
                                                                   ---------
                                                                     249,964
                                                                   ---------
IT CONSULTING & SERVICES (1.0%)
Affiliated Computer Services,
  Inc., Class A* .......................    4,850                    230,278
Electronic Data Systems Corp. ..........    1,425                     52,939
                                                                   ---------
                                                                     283,217
                                                                   ---------
NETWORKING EQUIPMENT (0.3%)
Cisco Systems, Inc.* ...................    6,825                     95,209
                                                                   ---------

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT (1.2%)
Applied Materials, Inc.* ...............    9,750                  $ 185,445
ASML Holding N.V.
  (New York Shares)* ...................    9,205                    139,180
                                                                   ---------
                                                                     324,625
                                                                   ---------
SEMICONDUCTORS (1.8%)
Intel Corp. ............................   13,325                    243,448
Linear Technology Corp. ................    4,295                    134,992
Texas Instruments, Inc. ................    4,445                    105,346
                                                                   ---------
                                                                     483,786
                                                                   ---------
SYSTEMS SOFTWARE (3.5%)
Microsoft Corp.* .......................   15,920                    870,824
Oracle Corp.* ..........................   10,885                    103,081
                                                                   ---------
                                                                     973,905
                                                                   ---------
TELECOMMUNICATIONS EQUIPMENT (1.3%)
ADC Telecommunications, Inc.*...........   16,300                     37,327
Corning, Inc. ..........................   12,200                     43,310
Lucent Technologies, Inc. ..............   12,165                     20,194
Nokia OYJ (ADR) ........................   10,820                    156,673
Nortel Networks Corp.* .................   33,700                     48,865
Tellabs, Inc.* .........................    7,950                     49,290
                                                                   ---------
                                                                     355,659
                                                                   ---------
  TOTAL INFORMATION TECHNOLOGY..........                           2,960,880
                                                                   ---------
MATERIALS (1.9%)
CHEMICALS (1.2%)
Ashland, Inc. ..........................    1,125                     45,563
Dow Chemical Co. .......................    2,400                     82,512
Du Pont (E.I.) de Nemours &
  Co. ..................................    1,975                     87,690
Lubrizol Corp. .........................    1,400                     46,900
Millennium Chemicals, Inc. .............    1,000                     14,050
PPG Industries, Inc. ...................      950                     58,805
                                                                   ---------
                                                                     335,520
                                                                   ---------
CONTAINERS & PACKAGING (0.0%)
Smurfit-Stone Container Corp.* .........      700                     10,794
                                                                   ---------
METALS & MINING (0.1%)
Nucor Corp. ............................      200                     13,008
                                                                   ---------
PAPER & FOREST PRODUCTS (0.6%)
Georgia-Pacific Corp. ..................    1,950                     47,931
International Paper Co. ................    1,450                     63,191
MeadWestvaco Corp. .....................    1,675                     56,213
                                                                   ---------
                                                                     167,335
                                                                   ---------
  TOTAL MATERIALS ......................                             526,657
                                                                   ---------
TELECOMMUNICATION SERVICES (3.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.7%)
AT&T Corp. .............................    4,500                     48,150
BellSouth Corp. ........................    3,450                    108,675
Qwest Communications
  International, Inc. ..................   12,150                     34,020
SBC Communications, Inc. ...............    5,025                    153,262
Verizon Communications, Inc. ...........   10,125                    406,519
WorldCom, Inc.-WorldCom
  Group*+ ..............................   30,250                      2,723
                                                                   ---------
                                                                     753,349
                                                                   ---------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

============================================================================
                                           NUMBER                    VALUE
                                         OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.3%)
Sprint Corp. (PCS Group)* ...........      17,455                $    78,024
                                                                 -----------
  TOTAL TELECOMMUNICATION
     SERVICES .......................                                831,373
                                                                 -----------
UTILITIES (2.8%)
ELECTRIC UTILITIES (2.7%)
Allegheny Energy, Inc. ..............       1,700                     43,775
Ameren Corp. ........................       1,250                     53,762
American Electric Power Co. .........       1,475                     59,029
Consolidated Edison, Inc. ...........       1,300                     54,275
Constellation Energy Group,
  Inc. ..............................       1,825                     53,546
Entergy Corp. .......................       1,300                     55,172
PPL Corp. ...........................       1,550                     51,274
Southern Co. ........................      13,300                    364,420
                                                                 -----------
                                                                     735,253
                                                                 -----------
MULTI-UTILITIES (0.1%)
Puget Energy, Inc. ..................       1,650                     34,073
                                                                 -----------
TOTAL UTILITIES .....................                                769,326
                                                                 -----------
TOTAL COMMON STOCKS (92.2%)
  (Cost $28,212,130).................                             25,397,607
                                                                 -----------
CONVERTIBLE PREFERRED
  STOCKS:
TELECOMMUNICATION SERVICES (0.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.0%)
Sprint Corp.
(Cost $10,375).......................         500                      4,075
                                                                 -----------

============================================================================
                                        PRINCIPAL                     VALUE
                                         AMOUNT                     (NOTE 1)
----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCY (2.2%)
Federal Home Loan Mortgage
  Corp. (Discount Note) 7/1/02 ........    $  600,000           $    599,968
                                                                ------------
TIME DEPOSIT (6.5%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 .......................     1,790,544              1,790,544
                                                                ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (8.7%)
  (Amortized Cost $2,390,512)..........                            2,390,512
                                                                ------------
TOTAL INVESTMENTS (100.9%)
  (Cost/Amortized Cost
     $30,613,017)......................                           27,792,194
OTHER ASSETS LESS
  LIABILITIES (-0.9%) .................                             (258,023)
                                                                ------------
NET ASSETS (100%) .....................                         $ 27,534,171
                                                                ============

----------
*     Non-income producing.

(ss.) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $62,935 or 0.23% of net assets.

+     Securities (totaling $2,723 or 0.01% of net assets) valued at fair value.

      Glossary:
      ADR--American Depositary Receipt
      GDR--Global Depositary Receipt

============================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $30,622,777
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      1,915,883

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........          $     432,148
Aggregate gross unrealized depreciation .........             (3,252,971)
                                                           -------------
Net unrealized depreciation .....................          $  (2,820,823)
                                                           =============
Federal income tax cost of investments ..........          $  30,613,017
                                                           =============

For the six months ended June 30, 2002, the Portfolio incurred approximately $6,658 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.


                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.7%)
AUTO COMPONENTS (0.3%)
Delphi Automotive Systems
  Corp. ................................   10,530                  $ 138,996
                                                                   ---------
AUTOMOBILES (0.8%)
General Motors Corp. ...................    6,950                    371,478
                                                                   ---------
DEPARTMENT STORES (1.9%)
Sears, Roebuck & Co. ...................   16,430                    892,149
                                                                   ---------
GENERAL MERCHANDISE STORES (1.3%)
Target Corp. ...........................   15,950                    607,695
                                                                   ---------
HOTELS (0.5%)
Carnival Corp. .........................    8,600                    238,134
                                                                   ---------
MEDIA (5.5%)
Gannett Co., Inc. ......................    9,370                    711,183
Liberty Media Corp., Class A* ..........   71,300                    713,000
News Corp. Ltd. (ADR) ..................   24,700                    487,825
Reed International plc .................   15,800                    150,163
Tribune Co. ............................    3,550                    154,425
Viacom, Inc., Class B* .................    5,910                    262,227
Walt Disney Co. ........................    5,520                    104,328
                                                                   ---------
                                                                   2,583,151
                                                                   ---------
PHOTOGRAPHIC PRODUCTS (0.2%)
Eastman Kodak Co. ......................    4,120                    120,180
                                                                   ---------
RESTAURANTS (1.1%)
McDonald's Corp. .......................   18,800                    534,860
                                                                   ---------
TEXTILES & APPAREL (0.1%)
Nike, Inc., Class B ....................      820                     43,993
                                                                   ---------
 TOTAL CONSUMER DISCRETIONARY...........                           5,530,636
                                                                   ---------
CONSUMER STAPLES (9.0%)
BEVERAGES (3.0%)
Anheuser-Busch Cos., Inc. ..............    9,700                    485,000
Diageo plc .............................    7,680                     99,740
Diageo plc (ADR) .......................   11,800                    609,470
PepsiCo, Inc. ..........................    4,460                    214,972
                                                                   ---------
                                                                   1,409,182
                                                                   ---------
FOOD PRODUCTS (3.2%)
Archer-Daniels-Midland Co. .............   12,360                    158,084
Kellogg Co. ............................    9,050                    324,533
Philip Morris Cos., Inc. ...............   21,670                    946,546
Smucker (J.M.) Co. .....................    1,790                     61,100
                                                                   ---------
                                                                   1,490,263
                                                                   ---------
FOOD RETAIL (0.3%)
Kroger Co.* ............................    7,800                    155,220
                                                                   ---------
HOUSEHOLD PRODUCTS (1.2%)
Kimberly-Clark Corp. ...................    3,550                    220,100
Procter & Gamble Co. ...................    4,080                    364,344
                                                                   ---------
                                                                     584,444
                                                                   ---------
PERSONAL PRODUCTS (1.3%)
Avon Products, Inc. ....................    8,400                    438,816
Gillette Co. ...........................    4,340                    146,996
                                                                   ---------
                                                                     585,812
                                                                   ---------
 TOTAL CONSUMER STAPLES ................                           4,224,921
                                                                   ---------


============================================================================
                                          NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
ENERGY (10.0%)
INTEGRATED OIL & GAS (7.5%)
BP plc (ADR) ...........................   10,920                  $ 551,351
Conoco, Inc. ...........................   49,550                  1,377,490
Devon Energy Corp. .....................    2,690                    132,563
EnCana Corp. ...........................   10,050                    307,530
Exxon Mobil Corp. ......................   15,240                    623,621
National Fuel Gas Co. ..................    5,570                    125,380
Occidental Petroleum Corp. .............    4,700                    140,953
Phillips Petroleum Co. .................    3,200                    188,416
TotalFinaElf S.A. (ADR) ................    1,200                     97,080
                                                                   ---------
                                                                   3,544,384
                                                                   ---------
OIL & GAS DRILLING (0.5%)
Noble Corp.* ...........................    1,600                     61,760
Transocean Sedco Forex, Inc. ...........    5,600                    174,440
                                                                   ---------
                                                                     236,200
                                                                   ---------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
Baker Hughes, Inc. .....................    1,000                     33,290
Schlumberger Ltd. ......................    3,120                    145,080
                                                                   ---------
                                                                     178,370
                                                                   ---------
OIL & GAS EXPLORATION &
  PRODUCTION (1.6%)
Anadarko Petroleum Corp. ...............    2,870                    141,491
Apache Corp. ...........................    4,830                    277,628
Kerr-McGee Corp. .......................    1,400                     74,970
Unocal Corp. ...........................    6,690                    247,129
                                                                   ---------
                                                                     741,218
                                                                   ---------
 TOTAL ENERGY ..........................                           4,700,172
                                                                   ---------
FINANCIALS (24.9%)
BANKS (7.8%)
Bank of America Corp. ..................   16,660                  1,172,198
Bank One Corp. .........................   23,400                    900,432
Comerica, Inc. .........................    1,300                     79,820
FleetBoston Financial Corp. ............    9,030                    292,120
Mellon Financial Corp. .................    6,000                    188,580
National City Corp. ....................    5,350                    177,887
PNC Financial Services Group,
  Inc. .................................      760                     39,733
SouthTrust Corp. .......................    4,280                    111,794
SunTrust Banks, Inc. ...................    2,610                    176,749
Wachovia Corp. .........................    4,830                    184,409
Washington Mutual, Inc. ................    9,800                    363,678
                                                                   ---------
                                                                   3,687,400
                                                                   ---------
DIVERSIFIED FINANCIALS (9.6%)
American Express Co. ...................    8,480                    307,994
Capital One Financial Corp. ............    2,000                    122,100
Citigroup, Inc. ........................   33,720                  1,306,650
Fannie Mae .............................    6,300                    464,625
Freddie Mac ............................    2,760                    168,912
Goldman Sachs Group, Inc. ..............    4,770                    349,879
Household International, Inc. ..........    9,600                    477,120
J.P. Morgan Chase & Co. ................   19,800                    671,616
MBNA Corp. .............................    9,700                    320,779
Merrill Lynch & Co., Inc. ..............    7,920                    320,760
                                                                   ---------
                                                                   4,510,435
                                                                   ---------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
INSURANCE (7.3%)
Allstate Corp. .........................    6,460                 $  238,891
American International Group,
  Inc. .................................    3,500                    238,805
Chubb Corp. ............................    1,560                    110,448
Hartford Financial Services
  Group, Inc. ..........................    2,760                    164,137
Loews Corp. ............................    9,050                    479,560
Loews Corp.- Carolina Group ............    2,500                     67,625
Metlife, Inc. ..........................   46,780                  1,347,264
MGIC Investment Corp. ..................    1,700                    115,260
PMI Group, Inc. ........................    7,700                    294,140
Safeco Corp. ...........................    2,810                     86,801
St. Paul Cos., Inc. ....................    2,020                     78,618
Travelers Property Casualty
  Corp., Class A* ......................   11,900                    210,630
                                                                  ----------
                                                                   3,432,179
                                                                  ----------
REAL ESTATE (0.2%)
Equity Office Properties Trust .........    2,760                     83,076
                                                                  ----------
 TOTAL FINANCIALS ......................                          11,713,090
                                                                  ----------
HEALTH CARE (9.7%)
BIOTECHNOLOGY (1.4%)
Wyeth ..................................   13,250                    678,400
                                                                  ----------
HEALTH CARE EQUIPMENT &
  SERVICES (3.6%)
Cardinal Health, Inc. ..................    2,600                    159,666
CIGNA Corp. ............................    3,900                    379,938
Guidant Corp.* .........................   10,400                    314,392
HCA, Inc. ..............................    9,400                    446,500
Tenet Healthcare Corp.* ................    4,100                    293,355
Wellpoint Health Networks,
  Inc.* ................................    1,400                    108,934
                                                                  ----------
                                                                   1,702,785
                                                                  ----------
PHARMACEUTICALS (4.7%)
Abbott Laboratories ....................   10,030                    377,629
GlaxoSmithKline plc ....................    3,800                     82,135
Merck & Co., Inc. ......................    3,690                    186,862
Pfizer, Inc. ...........................   24,090                    843,150
Schering-Plough Corp. ..................   28,500                    701,100
                                                                  ----------
                                                                   2,190,876
                                                                  ----------
 TOTAL HEALTH CARE .....................                           4,572,061
                                                                  ----------
INDUSTRIALS (9.5%)
AEROSPACE & DEFENSE (2.2%)
Honeywell International, Inc. ..........   17,000                    598,910
Northrop Grumman Corp. .................    1,250                    156,250
United Technologies Corp. ..............    4,400                    298,760
                                                                  ----------
                                                                   1,053,920
                                                                  ----------
COMMERCIAL SERVICES & SUPPLIES (3.2%)
Cendant Corp.* .........................   81,250                  1,290,250
First Data Corp. .......................    6,600                    245,520
                                                                  ----------
                                                                   1,535,770
                                                                  ----------
INDUSTRIAL CONGLOMERATES (1.2%)
3M Co. .................................    1,470                    180,810
General Electric Co. ...................    6,100                    177,205
Tyco International Ltd. ................   15,300                    206,703
                                                                  ----------
                                                                     564,718
                                                                  ----------

============================================================================
                                          NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
MACHINERY (1.4%)
Caterpillar, Inc. ......................      450                 $   22,028
Danaher Corp. ..........................    1,760                    116,776
Deere & Co. ............................    6,730                    322,367
Illinois Tool Works, Inc. ..............      630                     43,029
ITT Industries, Inc. ...................      330                     23,298
Pall Corp. .............................    5,910                    122,632
                                                                  ----------
                                                                     650,130
                                                                  ----------
RAILROADS (1.5%)
Burlington Northern Santa Fe
  Corp. ................................    3,000                     90,000
Canadian National Railway Co. ..........    3,664                    189,795
Union Pacific Corp. ....................    6,500                    411,320
                                                                  ----------
                                                                     691,115
                                                                  ----------
 TOTAL INDUSTRIALS .....................                           4,495,653
                                                                  ----------
INFORMATION TECHNOLOGY (5.3%)
COMPUTER HARDWARE (0.2%)
International Business Machines
  Corp. ................................    1,130                     81,360
                                                                  ----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (2.5%)
Ace Ltd. ...............................    2,000                     63,200
Flextronics International Ltd.* ........    5,730                     40,855
Koninklijke Royal Philips
  Electronics N.V. (ADR) ...............   34,400                    949,440
Sanmina-SCI Corp.* .....................    7,100                     44,801
Solectron Corp.* .......................   16,700                    102,705
                                                                  ----------
                                                                   1,201,001
                                                                  ----------
IT CONSULTING & SERVICES (0.9%)
Accenture Ltd., Class A* ...............    3,730                     70,870
Electronic Data Systems Corp. ..........    9,200                    341,780
                                                                  ----------
                                                                     412,650
                                                                  ----------
NETWORKING EQUIPMENT (0.3%)
Juniper Networks, Inc.* ................   23,000                    129,950
                                                                  ----------
SEMICONDUCTORS (0.9%)
Altera Corp.* ..........................    8,100                    110,160
Analog Devices, Inc.* ..................    1,660                     49,302
Intel Corp. ............................    4,300                     78,561
Micron Technology, Inc.* ...............    7,800                    157,716
Texas Instruments, Inc. ................    1,300                     30,810
                                                                  ----------
                                                                     426,549
                                                                  ----------
SYSTEMS SOFTWARE (0.2%)
Oracle Corp.* ..........................   10,100                     95,647
                                                                  ----------
TELECOMMUNICATIONS EQUIPMENT (0.3%)
Amdocs Ltd.* ...........................    4,100                     30,955
Lucent Technologies, Inc. ..............   12,700                     21,082
QUALCOMM, Inc.* ........................    2,800                     76,972
                                                                  ----------
                                                                     129,009
                                                                  ----------
 TOTAL INFORMATION TECHNOLOGY...........                           2,476,166
                                                                  ----------
MATERIALS (5.4%)
CHEMICALS (3.3%)
Air Products & Chemicals, Inc. .........    3,630                    183,206
Akzo Nobel N.V. ........................    3,630                    158,061
Dow Chemical Co. .......................    9,600                    330,048

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                 (NOTE 1)
----------------------------------------------------------------------------
Du Pont (E.I.) de Nemours &
  Co. ..................................    3,700              $    164,280
Lyondell Chemical Co. ..................    7,100                   107,210
PPG Industries, Inc. ...................    2,310                   142,989
Praxair, Inc. ..........................    2,760                   157,237
Syngenta AG* ...........................    5,050                   303,516
                                                               ------------
                                                                  1,546,547
                                                               ------------
METALS & MINING (0.8%)
Alcan, Inc. (New York
  Exchange) ............................    2,050                    76,916
Alcoa, Inc. ............................    8,630                   286,085
Phelps Dodge Corp. .....................    1,060                    43,672
                                                               ------------
                                                                    406,673
                                                               ------------
PAPER & FOREST PRODUCTS (1.3%)
International Paper Co. ................    5,860                   255,379
Weyerhaeuser Co. .......................    5,600                   357,560
                                                               ------------
                                                                    612,939
                                                               ------------
 TOTAL MATERIALS .......................                          2,566,159
                                                               ------------
TELECOMMUNICATION SERVICES (3.4%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.3%)
AT&T Corp. .............................   84,110                   899,977
BellSouth Corp. ........................    7,750                   244,125
BT Group plc ...........................   14,820                    56,927
National Grid Group plc ................    6,370                    45,248
SBC Communications, Inc. ...............    6,100                   186,050
Sprint Corp. (FON Group) ...............    3,300                    35,013
Verizon Communications, Inc. ...........    2,340                    93,951
WorldCom, Inc.-WorldCom
  Group*+ ..............................    1,200                       108
                                                               ------------
                                                                  1,561,399
                                                               ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.1%)
AT&T Wireless Services, Inc.* ..........    3,900                    22,815
Sprint Corp. (PCS Group)* ..............    2,000                     8,940
                                                               ------------
                                                                     31,755
                                                               ------------
  TOTAL TELECOMMUNICATION
     SERVICES ..........................                          1,593,154
                                                               ------------
UTILITIES (4.9%)
ELECTRIC UTILITIES (3.6%)
Ameren Corp. ...........................    1,800                    77,418
American Electric Power Co. ............   13,500                   540,270
Constellation Energy Group,
  Inc. .................................    3,400                    99,756
Dominion Resources, Inc. ...............    1,700                   112,540
Duke Energy Corp. ......................    3,600                   111,960
Entergy Corp. ..........................    1,900                    80,636
FirstEnergy Corp. ......................    3,900                   130,182
FPL Group, Inc. ........................    3,840                   230,362
NSTAR ..................................    3,460                   154,939
Pinnacle West Capital Corp. ............    2,940                   116,130
TXU Corp. ..............................      870                    44,848
                                                               ------------
                                                                  1,699,041
                                                               ------------
GAS UTILITIES (0.8%)
KeySpan Corp. ..........................    2,510                    94,502
Nicor, Inc. ............................    3,030                   138,622
NiSource, Inc. .........................    3,570                    77,933

============================================================================
                                             NUMBER                  VALUE
                                           OF SHARES               (NOTE 1)
----------------------------------------------------------------------------
WGL Holdings, Inc. ........................  3,120              $     80,808
                                                                ------------
                                                                     391,865
                                                                ------------
MULTI-UTILITIES (0.5%)
Dynegy, Inc., Class A ..................... 22,400                   161,280
Energy East Corp. .........................  3,350                    75,710
                                                                ------------
                                                                     236,990
                                                                ------------
 TOTAL UTILITIES ..........................                        2,327,896
                                                                ------------
TOTAL COMMON STOCKS (93.8%)
  (Cost $47,368,295).......................                       44,199,908
                                                                ------------
CONVERTIBLE PREFERRED STOCKS:
CONSUMER DISCRETIONARY (0.2%)
AUTOMOBILES (0.2%)
General Motors Corp., 5.25% ...............  2,920                    76,708
                                                                ------------
FINANCIALS (0.1%)
INSURANCE (0.1%)
Travelers Property Casualty
  Corp., 4.50% ............................  2,040                    48,246
                                                                ------------
INDUSTRIALS (0.2%)
AEROSPACE & DEFENSE (0.2%)
Northrop Grumman Corp.,
  7.25% ...................................    680                    90,107
                                                                ------------
INFORMATION TECHNOLOGY (0.4%)
TELECOMMUNICATIONS EQUIPMENT (0.4%)
Motorola, Inc., 7.00% .....................  4,150                   190,361
                                                                ------------
TELECOMMUNICATION SERVICES (0.1%)
WIRELESS TELECOMMUNICATION
  SERVICES (0.1%)
Alltel Corp., 7.75% .......................  1,070                    51,938
                                                                ------------
UTILITIES (0.2%)
ELECTRIC UTILITIES (0.2%)
TXU Corp., 8.75% ..........................  1,620                    87,820
                                                                ------------
MULTI-UTILITIES (0.0%)
Williams Cos., Inc., 9.00% ................  1,300                    16,354
                                                                ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (1.2%)
  (Cost $577,484)..........................                          561,534
                                                                ------------

                                        PRINCIPAL
                                          AMOUNT
                                        ---------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (7.7%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $3,638,897)......... $ 3,638,897                 3,638,897
                                                                ------------
TOTAL INVESTMENTS (102.7%)
  (Cost/Amortized Cost
     $51,584,676)......................                           48,400,339
OTHER ASSETS LESS
  LIABILITIES (-2.7%) .................                           (1,279,283)
                                                                ------------
NET ASSETS (100%) .....................                         $ 47,121,056
                                                                ============

---------------------
*     Non-income producing
+     Securities (totaling $108 or 0.00% of net assets) valued at fair value.
      Glossary:
      ADR--American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

============================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $60,055,060
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     11,813,382

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........         $    485,374
Aggregate gross unrealized depreciation .........           (3,669,711)
                                                          ------------
Net unrealized depreciation .....................         $ (3,184,337)
                                                          ============
Federal income tax cost of investments ..........         $ 51,584,676
                                                          ============

For the six months ended June 30, 2002, the Portfolio incurred approximately $1,070 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.


                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                      VALUE
                                         OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.6%)
APPAREL RETAIL (1.1%)
dELiA*s Corp., Class A* ...............    35,000                $   178,500
HOT Topic, Inc.* ......................     6,000                    160,260
Too, Inc.* ............................     4,000                    123,200
                                                                 -----------
                                                                     461,960
                                                                 -----------
AUTO COMPONENTS (0.3%)
Advance Auto Parts, Inc.* .............     2,500                    136,275
                                                                 -----------
AUTOMOBILES (0.8%)
Group 1 Automotive, Inc.* .............     3,400                    129,710
Harley-Davidson, Inc. .................     2,300                    117,921
Sonic Automotive, Inc.* ...............     1,700                     43,775
Thor Industries, Inc. .................       800                     57,008
                                                                 -----------
                                                                     348,414
                                                                 -----------
CASINOS & GAMING (0.3%)
Station Casinos, Inc.* ................     6,800                    121,380
                                                                 -----------
CATALOG RETAIL (1.1%)
J. Jill Group, Inc.* ..................     3,000                    113,850
MSC Industrial Direct Co.* ............     9,200                    179,400
Valuevision International, Inc.,
  Class A* ............................     8,800                    159,720
                                                                 -----------
                                                                     452,970
                                                                 -----------
COMPUTER & ELECTRONICS RETAIL (1.8%)
Best Buy Co., Inc.* ...................     2,000                     72,600
CDW Computer Centers, Inc.* ...........     6,700                    313,627
GameStop Corp.* .......................    10,700                    224,593
Ultimate Electronics, Inc.* ...........     5,500                    142,505
                                                                 -----------
                                                                     753,325
                                                                 -----------
GENERAL MERCHANDISE STORES (0.7%)
BJ's Wholesale Club, Inc.* ............     1,930                     74,305
Dollar Tree Stores, Inc.* .............     3,200                    126,112
Pricesmart, Inc.* .....................     2,400                     92,520
                                                                 -----------
                                                                     292,937
                                                                 -----------
HOTELS (0.2%)
Four Seasons Hotels, Inc. .............     2,000                     93,800
                                                                 -----------
HOUSEHOLD DURABLES (0.9%)
Clayton Homes, Inc. ...................     6,300                     99,540
Cost Plus, Inc.* ......................     4,500                    137,066
Pulte Homes, Inc. .....................     2,300                    132,204
                                                                 -----------
                                                                     368,810
                                                                 -----------
LEISURE FACILITIES (0.4%)
Regal Entertainment Group,
  Class A* ............................     6,900                    160,908
                                                                 -----------
LEISURE PRODUCTS (0.2%)
MarineMax, Inc.* ......................     4,900                     63,455
                                                                 -----------
MEDIA (3.5%)
Entercom Communications
  Corp.* ..............................       700                     32,130
Hearst-Argyle Television, Inc.* .......       800                     18,040
Hispanic Broadcasting Corp.* ..........     6,700                    174,870
Lin TV Corp., Class A* ................       810                     21,902
Macrovision Corp.* ....................    17,270                    226,410
McGraw-Hill Cos., Inc. ................     4,300                    256,710
New York Times Co., Class A ...........       600                     30,900

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Radio One, Inc., Class D* ..............    7,800                $   115,986
Scholastic Corp.* ......................    8,620                    326,698
Tribune Co. ............................    2,100                     91,350
Univision Communications, Inc.,
  Class A* .............................    4,300                    135,020
Westwood One, Inc.* ....................      600                     20,052
                                                                 -----------
                                                                   1,450,068
                                                                 -----------
PHOTOGRAPHIC PRODUCTS (0.4%)
Scansource, Inc.* ......................    2,700                    165,807
                                                                 -----------
RESTAURANTS (0.6%)
Brinker International, Inc.* ...........    3,600                    114,300
Outback Steakhouse, Inc.* ..............    4,200                    147,420
                                                                 -----------
                                                                     261,720
                                                                 -----------
SPECIALTY STORES (1.5%)
Charming Shoppes, Inc.* ................    8,500                     73,440
Copart, Inc.* ..........................    4,350                     70,600
Hollywood Entertainment
  Corp.* ...............................    5,000                    103,400
Racing Champions Corp.* ................    2,000                     36,940
Talbots, Inc. ..........................    5,000                    175,000
Tiffany & Co. ..........................    4,900                    172,480
                                                                 -----------
                                                                     631,860
                                                                 -----------
TEXTILES & APPAREL (0.8%)
Nike, Inc., Class B ....................    4,300                    230,695
Quicksilver, Inc.* .....................    4,000                     99,200
                                                                 -----------
                                                                     329,895
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY..........                           6,093,584
                                                                 -----------
CONSUMER STAPLES (1.0%)
DRUG RETAIL (0.5%)
Aradigm Corp.* .........................   20,000                     87,260
CVS Corp. ..............................    4,470                    136,782
                                                                 -----------
                                                                     224,042
                                                                 -----------
FOOD RETAIL (0.5%)
Kroger Co.* ............................   10,860                    216,114
                                                                 -----------
  TOTAL CONSUMER STAPLES ...............                             440,156
                                                                 -----------
ENERGY (5.5%)
INTEGRATED OIL & GAS (0.5%)
Key Energy Services, Inc.* .............    7,500                     78,750
Oil Service Holders Trust ..............    2,250                    138,690
                                                                 -----------
                                                                     217,440
                                                                 -----------
OIL & GAS DRILLING (2.4%)
Diamond Offshore Drilling, Inc..........    2,200                     62,700
Noble Corp.* ...........................    6,160                    237,776
Patterson-UTI Energy, Inc.* ............   25,000                    705,750
                                                                 -----------
                                                                   1,006,226
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES (1.7%)
Baker Hughes, Inc. .....................    4,000                    133,160
Cooper Cameron Corp.* ..................    3,700                    179,154
Newpark Resources, Inc.* ...............    4,000                     29,400
Spinnaker Exploration Co.* .............    4,200                    151,284
Superior Energy Services, Inc.* ........    6,000                     60,900
W-H Energy Services, Inc.* .............    7,900                    175,064
                                                                 -----------
                                                                     728,962
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.9%)
Newfield Exploration Co.* ...........       4,400                $   163,548
Ocean Energy, Inc. ..................       2,500                     54,175
Pogo Producing Co. ..................       4,500                    146,790
                                                                 -----------
                                                                     364,513
                                                                 -----------
  TOTAL ENERGY ......................                              2,317,141
                                                                 -----------
FINANCIALS (8.8%)
BANKS (3.0%)
Anchor Bancorp Wisconsin, Inc........       3,300                     79,563
Brookline Bancorp, Inc. .............       3,800                     96,140
Comerica, Inc. ......................       1,800                    110,520
Commerce Bancorp, Inc. ..............       4,300                    190,060
First Tennessee National Corp. ......       2,200                     84,260
Investors Financial Services
  Corp. .............................       4,300                    144,222
Net.B@nk, Inc.* .....................      14,500                    168,925
Pacific Northwest Bancorp ...........       2,000                     62,640
SouthTrust Corp. ....................       3,900                    101,868
Southwest Bancorporation of
  Texas, Inc.* ......................       6,300                    228,186
                                                                 -----------
                                                                   1,266,384
                                                                 -----------
DIVERSIFIED FINANCIALS (2.6%)
A.G. Edwards, Inc. ..................       2,400                     93,288
Affiliated Managers Group, Inc.*.....       1,900                    116,850
BlackRock, Inc.* ....................       2,500                    110,750
Gallagher (Arthur J.) & Co. .........       7,250                    251,212
Investment Technology Group,
  Inc.* .............................         200                      6,540
iShares MSCI Japan Index Fund........      10,500                     88,515
New Century Financial Corp. .........       5,000                    174,850
Renaissance Reinsurance
  Holdings Ltd. .....................       2,500                     91,500
The BISYS Group, Inc.* ..............       4,700                    156,510
                                                                 -----------
                                                                   1,090,015
                                                                 -----------
INSURANCE (3.0%)
Hub International Ltd. ..............       8,150                    122,902
Principal Financial Group* ..........       4,140                    128,340
Radian Group, Inc. ..................       3,100                    151,435
Stancorp Financial Group, Inc. ......         300                     16,650
W.R. Berkley Corp. ..................       1,500                     82,500
Willis Group Holdings Ltd.* .........      13,460                    442,969
XL Capital Ltd., Class A ............       3,630                    307,461
                                                                 -----------
                                                                   1,252,257
                                                                 -----------
REAL ESTATE (0.2%)
FBR Asset Investment Corp. ..........       2,500                     83,375
                                                                 -----------
U.S. GOVERNMENT AGENCY (0.0%)
Federal Agricultural Mortgage
  Corp., Class C* ...................         200                      5,340
                                                                 -----------
  TOTAL FINANCIALS ..................                              3,697,371
                                                                 -----------
HEALTH CARE (17.1%)
BIOTECHNOLOGY (3.3%)
Charles River Laboratories
  International, Inc.* ..............       4,900                    171,745
Genzyme Corp.-General
  Division* .........................       6,680                    128,523
Insmed, Inc.* .......................      25,000                     35,000

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Integra LifeSciences Holdings
  Corp.* ............................       9,300                $   202,275
Martek Biosciences Corp.* ...........      23,400                    489,530
Regeneration Technologies, Inc.*.....      37,800                    228,312
Transkaryotic Therapies, Inc.* ......       3,800                    136,990
                                                                 -----------
                                                                   1,392,375
                                                                 -----------
HEALTH CARE EQUIPMENT &
  SERVICES (9.3%)
Abgenix, Inc.* ......................       2,100                     20,580
Accredo Health, Inc.* ...............       1,800                     83,052
AdvancePCS* .........................       6,200                    148,428
American Medical Systems
  Holdings, Inc.* ...................       8,500                    170,510
AMERIGROUP Corp. ....................       3,000                     81,840
AmerisourceBergen Corp. .............       1,300                     98,800
AMN Healthcare Services, Inc.*.......       4,500                    157,545
Applied Biosystems Group-
  Applera Corp. .....................       1,100                     21,439
Britesmile, Inc.* ...................      13,200                     31,284
Caremark Rx, Inc.* ..................      11,900                    196,350
Centene Corp.* ......................       7,000                    216,860
Cepheid, Inc.* ......................       4,600                     25,663
Community Health Systems,
  Inc.* .............................       3,300                     88,440
Conceptus, Inc.* ....................       5,000                     82,450
Cytyc Corp.* ........................      40,930                    311,887
Hanger Orthopedic Group, Inc.*.......      10,250                    155,698
Healthsouth Corp.* ..................      20,390                    260,788
Impath, Inc.* .......................       7,480                    134,266
LifePoint Hospitals, Inc.* ..........       1,900                     68,989
Lincare Holdings, Inc.* .............       3,250                    104,975
Neopharm, Inc.* .....................      11,000                    138,270
Omnicare, Inc. ......................       4,500                    118,170
OraSure Technologies, Inc.* .........      10,700                     69,550
Orthofix International N.V.* ........       1,500                     52,725
Priority Healthcare Corp.,
  Class B* ..........................       8,200                    192,700
Province Healthcare Co.* ............       4,000                     89,440
PSS World Medical, Inc.* ............       2,900                     23,490
Stericycle, Inc.* ...................       6,800                    240,788
Stryker Corp. .......................       1,000                     53,510
Therasense, Inc.* ...................       4,900                     90,503
Thoratec Corp.* .....................      20,000                    179,800
United Therapeutics Corp.* ..........       9,500                    117,420
VCA Antech, Inc.* ...................       3,200                     49,792
Visx, Inc.* .........................       2,390                     26,051
                                                                 -----------
                                                                   3,902,053
                                                                 -----------
PHARMACEUTICALS (4.5%)
Allergan, Inc. ......................       2,000                    133,500
Axcan Pharma, Inc.* .................       7,200                    107,568
Bentley Pharmaceuticals, Inc.* ......       7,750                     89,900
Biovail Corp.* ......................       2,400                     69,504
Connetics Corp.* ....................       5,000                     64,595
Endo Pharmaceuticals Holdings,
  Inc.* .............................      10,700                     74,900
ICN Pharmaceuticals, Inc. ...........       5,900                    142,839
Mylan Laboratories, Inc. ............       3,200                    100,320
Novavax, Inc.* ......................      28,500                    121,410

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Shire Pharmaceuticals Group plc
  (ADR)* ...............................    7,015                $   181,057
SICOR, Inc.* ...........................   13,000                    241,020
Support.com, Inc.* .....................  112,500                    311,625
The Medicines Co.* .....................   13,500                    166,455
Trimeris, Inc.* ........................    1,300                     57,707
                                                                 -----------
                                                                   1,862,400
                                                                 -----------
  TOTAL HEALTH CARE ....................                           7,156,828
                                                                 -----------
INDUSTRIALS (12.4%)
AEROSPACE & DEFENSE (1.7%)
Aeroflex, Inc.* ........................   16,900                    117,455
Alliant Techsystems, Inc.* .............    2,500                    159,500
Herley Industries, Inc.* ...............    9,000                    190,890
Northrop Grumman Corp. .................      400                     50,000
United Defense Industries, Inc.*........    7,800                    179,400
                                                                 -----------
                                                                     697,245
                                                                 -----------
AIR FREIGHT & COURIERS (0.9%)
C.H. Robinson Worldwide, Inc. ..........    4,900                    164,297
EGL, Inc.* .............................   12,000                    203,520
                                                                 -----------
                                                                     367,817
                                                                 -----------
AIRLINES (0.5%)
Atlantic Coast Airlines Holdings,
  Inc.* ................................    4,500                     97,650
ExpressJet Holdings, Inc.* .............    7,400                     96,570
Nordic American Tanker
  Shipping Ltd. ........................    2,700                     36,855
                                                                 -----------
                                                                     231,075
                                                                 -----------
BUILDING PRODUCTS (0.1%)
Simpson Manufacturing Co.,
  Inc.* ................................      950                     54,274
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (7.0%)
Bennett Environmental, Inc.* ...........    8,500                    153,340
Career Education Corp.* ................    4,100                    184,500
CheckFree Corp.* .......................    4,880                     76,323
Clean Harbors, Inc. ....................   10,000                    117,600
Coinstar, Inc.* ........................    7,000                    171,150
Concord EFS, Inc.* .....................    2,430                     73,240
DST Systems, Inc.* .....................    4,190                    191,525
Expeditors International of
  Washington, Inc. .....................    3,800                    126,008
Fiserv, Inc.* ..........................      900                     33,039
Global Payments, Inc. ..................    4,600                    136,850
IMS Health, Inc. .......................   16,280                    292,226
Iron Mountain, Inc.* ...................    7,500                    231,375
Kroll, Inc.* ...........................    8,000                    167,840
Manpower, Inc. .........................    3,300                    121,275
Medical Staffing Network
  Holdings, Inc.* ......................    3,900                     95,550
Mosaic Group, Inc.* ....................   85,500                    140,542
Rent-A-Center, Inc.* ...................    3,600                    208,836
Right Management Consultants*...........    3,000                     78,897
S 1 Corp.* .............................   18,090                    133,685
Sabre Holdings Corp.* ..................    3,100                    110,980
Spherion Corp.* ........................    6,500                     77,350
                                                                 -----------
                                                                   2,922,131
                                                                 -----------
ELECTRICAL EQUIPMENT (0.3%)
Varian Semiconductor
  Equipment Associates, Inc.* ..........    3,200                    108,576
                                                                 -----------

============================================================================
                                         NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (0.3%)
Allete, Inc. ...........................    4,500                $   121,950
                                                                 -----------
MACHINERY (0.5%)
Danaher Corp. ..........................      800                     53,080
Idex Corp. .............................    4,600                    154,100
                                                                 -----------
                                                                     207,180
                                                                 -----------
MARINE PORTS & SERVICES (0.3%)
Horizon Offshore, Inc.* ................   17,500                    147,700
                                                                 -----------
TRUCKING (0.8%)
Forward Air Corp.* .....................    3,500                    114,730
Hunt (J.B.) Transport Services,
  Inc.* ................................    5,500                    162,360
Landstar System, Inc.* .................      500                     53,425
                                                                 -----------
                                                                     330,515
                                                                 -----------
  TOTAL INDUSTRIALS ....................                           5,188,463
                                                                 -----------
INFORMATION TECHNOLOGY (24.4%)
APPLICATION SOFTWARE (6.1%)
Activision, Inc.* ......................   10,800                    313,848
Actuate Corp.* .........................   14,400                     64,800
BEA Systems, Inc.* .....................   26,380                    250,874
Business Objects S.A. (ADR)* ...........    6,700                    188,270
Citrix Systems, Inc.* ..................   44,340                    267,814
CSG System International, Inc.*.........    7,260                    138,956
Hyperion Solutions Corp.* ..............    7,900                    144,075
Informatica Corp.* .....................   32,200                    228,298
Iona Technologies plc (ADR)* ...........   12,500                     65,562
Mercury Interactive Corp.* .............    4,800                    110,208
Netegrity, Inc.* .......................   30,000                    184,800
NetIQ Corp.* ...........................    4,800                    108,624
PeopleSoft, Inc.* ......................    3,940                     58,627
Rational Software Corp.* ...............   15,880                    130,375
Siebel Systems, Inc.* ..................    3,520                     50,054
SmartForce plc, Ltd. (ADR)* ............   15,790                     53,686
THQ, Inc.* .............................    6,750                    201,285
                                                                 -----------
                                                                   2,560,156
                                                                 -----------
COMPUTER HARDWARE (0.3%)
Intergraph Corp.* ......................    8,000                    139,522
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS (0.3%)
McData Corp., Class A* .................    7,850                     69,158
Network Appliance, Inc.* ...............    5,300                     65,932
                                                                 -----------
                                                                     135,090
                                                                 -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (3.9%)
Ace Ltd. ...............................    7,430                    234,788
Amphenol Corp., Class A* ...............    4,500                    162,000
Anadigics, Inc.* .......................    8,800                     72,512
Conductus, Inc.* .......................   21,000                     25,200
DDI Corp.* .............................      400                        400
HEI, Inc.* .............................   25,000                    192,500
Intersil Corp., Class A* ...............    7,898                    168,859
Premcor, Inc.* .........................    2,000                     51,440
Scientific Games Corp., Class A*........   17,500                    138,950
Semtech Corp.* .........................    5,200                    138,840
Tektronix, Inc.* .......................   10,800                    202,068
TeleTech Holdings, Inc.* ...............   20,000                    190,800
Wilson Greatbatch Technologies,
  Inc.* ................................    2,500                     63,700
                                                                 -----------
                                                                   1,642,057
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (4.6%)
Alloy Online, Inc.* ..................     11,500                $   166,060
Chordiant Software, Inc.* ............     40,000                     78,000
Click2Learn.com, Inc.* ...............     42,500                     72,484
ePresence, Inc.* .....................     12,200                     45,750
Freemarkets, Inc.* ...................      1,500                     21,195
Getty Images, Inc.* ..................      5,600                    121,912
imanage, Inc.* .......................     79,700                    266,995
Internet Security Systems* ...........      2,340                     30,701
Matrixone, Inc.* .....................     10,100                     60,701
McData Corp., Class B* ...............        280                      2,492
NetFlix, Inc.* .......................      5,000                     69,950
Openwave Systems, Inc.* ..............     12,500                     70,125
Raindance Communications,
  Inc.* ..............................     65,000                    373,750
Retek, Inc.* .........................      2,230                     54,189
RSA Security, Inc.* ..................      9,320                     44,829
Secure Computing Corp.* ..............     25,000                    188,750
VeriSign, Inc.* ......................     34,960                    251,362
                                                                 -----------
                                                                   1,919,245
                                                                 -----------
IT CONSULTING & SERVICES (0.8%)
Corporate Executive Board Co.*........      2,100                     71,925
Intercept Group, Inc.* ...............      4,700                     97,384
Sungard Data Systems, Inc.* ..........      6,770                    179,270
                                                                 -----------
                                                                     348,579
                                                                 -----------
NETWORKING EQUIPMENT (0.6%)
Brocade Communications
  Systems, Inc.* .....................      7,780                    135,994
Cable Design Technologies
  Corp.* .............................        910                      9,327
Computer Network Technology
  Corp.* .............................        820                      5,027
Hewitt Associates, Inc.* .............      2,050                     47,765
Juniper Networks, Inc.* ..............      8,400                     47,460
                                                                 -----------
                                                                     245,573
                                                                 -----------
OFFICE ELECTRONICS (0.2%)
Global Imaging Systems, Inc.* ........      3,500                     66,465
                                                                 -----------
SEMICONDUCTOR EQUIPMENT (4.0%)
AMTI, Inc.* ..........................      5,700                    127,509
Brooks Automation, Inc.* .............      2,800                     71,568
Emulex Corp.* ........................      5,630                    126,731
Exar Corp.* ..........................      1,510                    297,772
GlobespanVirata, Inc.* ...............      3,130                     12,113
Integrated Circuit Systems, Inc.*.....     10,800                    218,052
Lam Research Corp.* ..................      6,300                    113,274
LTX Corp.* ...........................      4,600                     65,688
Micrel, Inc.* ........................      6,300                     90,594
Microchip Technology, Inc.* ..........      5,750                    157,723
Mykrolis Corp.* ......................     12,000                    141,720
Novellus Systems, Inc.* ..............        900                     30,600
Photronics, Inc.* ....................      6,500                    123,110
PLX Technology, Inc.* ................     16,800                     71,400
                                                                 -----------
                                                                   1,647,854
                                                                 -----------
SEMICONDUCTORS (1.1%)
Broadcom Corp., Class A* .............      4,100                     71,914
Cypress Semiconductor Corp.* .........      9,200                    139,656
Fairchild Semiconductor
  International, Inc., Class A* ......      6,300                    153,090

============================================================================
                                                NUMBER               VALUE
                                               OF SHARES           (NOTE 1)
----------------------------------------------------------------------------
QLogic Corp.* ........................      2,500                $    95,250
                                                                 -----------
                                                                     459,910
                                                                 -----------
SYSTEMS SOFTWARE (1.1%)
Jack Henry & Associates, Inc. ........      7,400                    123,506
Lawson Software, Inc.* ...............     12,000                     69,240
VERITAS Software Corp.* ..............     13,040                    258,062
Viewpoint Corp.* .....................      3,700                     17,834
                                                                 -----------
                                                                     468,642
                                                                 -----------
TELECOMMUNICATIONS EQUIPMENT (1.4%)
Advanced Fibre
  Communications, Inc.* ..............      5,260                     87,000
Amdocs Ltd.* .........................      6,690                     50,510
American Tower Corp.,
  Class A* ...........................      8,280                     28,566
CIENA Corp.* .........................      1,165                      4,881
General Motors Corp., Hughes
  Electronics Corp.* .................     10,250                    106,600
JDS Uniphase Corp.* ..................     16,600                     44,322
Power-One, Inc.* .....................     25,900                    161,098
Tekelec* .............................      9,430                     75,723
                                                                 -----------
                                                                     558,700
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY........                            10,191,793
                                                                 -----------
MATERIALS (4.0%)
CHEMICALS (2.2%)
Georgia Gulf Corp. ...................      5,900                    155,996
Lyondell Chemical Co. ................      6,000                     90,600
Olin Corp. ...........................      7,000                    155,050
OM Group, Inc. .......................      3,100                    192,200
Omnova Solutions, Inc. ...............     11,500                     96,600
Spartech Corp. .......................      6,000                    163,380
Syngenta AG ..........................        900                     54,092
                                                                 -----------
                                                                     907,918
                                                                 -----------
CONTAINERS & PACKAGING (0.6%)
Pactiv Corp.* ........................     10,200                    242,760
                                                                 -----------
METALS & MINING (0.6%)
Oregon Steel Mills, Inc.* ............     22,000                    132,000
Quanex Corp. .........................      2,500                    109,250
                                                                 -----------
                                                                     241,250
                                                                 -----------
PAPER & FOREST PRODUCTS (0.6%)
Boise Cascade Corp. ..................      3,600                    124,308
Bowater, Inc. ........................      2,700                    146,799
                                                                 -----------
                                                                     271,107
                                                                 -----------
  TOTAL MATERIALS ....................                             1,663,035
                                                                 -----------
TELECOMMUNICATION SERVICES (2.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.9%)
EchoStar Communications Corp.,
  Class A* ...........................      9,870                    183,187
L-3 Communications Holdings,
  Inc.* ..............................      4,100                    221,400
Plantronics, Inc.* ...................      4,200                     79,842
RMH Teleservices, Inc.* ..............     20,000                    137,400
West Corp.* ..........................      6,900                    152,214
                                                                 -----------
                                                                     774,043
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.8%)
Crown Castle International
  Corp.* ..............................    70,360               $   276,515
Nextel Partners, Inc., Class A* .......    20,000                    60,200
                                                                -----------
                                                                    336,715
                                                                -----------
 TOTAL TELECOMMUNICATION
   SERVICES ...........................                           1,110,758
                                                                -----------
UTILITIES (0.5%)
ELECTRIC UTILITIES (0.5%)
Calpine Corp.* ........................    31,000                   217,930
                                                                -----------
TOTAL COMMON STOCKS (91.0%)
  (Cost $43,086,826)...................                          38,077,059
                                                                -----------

================================================================================
                                        PRINCIPAL                    VALUE
                                         AMOUNT                    (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (13.9%)
JPMorgan Chase Nassau,
  1.31%, 07/01/02
  (Amortized Cost $5,807,180) .........   $ 5,807,180          $  5,807,180
                                                               ------------
TOTAL INVESTMENTS (104.9%)
 (Cost/Amortized Cost
  $48,894,006).........................                          43,884,239
OTHER ASSETS LESS LIABILITIES
  (-4.9%) .............................                          (2,071,581)
                                                               ------------
NET ASSETS (100%) .....................                        $ 41,812,658
                                                               ============

----------
*     Non-income producing

      Glossary:
      ADR--American Depositary Receipt

================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $62,208,280
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     16,214,604

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........         $  1,092,907
Aggregate gross unrealized depreciation .........           (6,102,674)
                                                          ------------
Net unrealized depreciation .....................         $ (5,009,767)
                                                          ============
Federal income tax cost of investments ..........         $ 48,894,006
                                                          ============

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.7%)
APPAREL RETAIL (1.2%)
American Eagle Outfitters, Inc.*......     13,700                $   289,618
Burlington Coat Factory
  Warehouse Corp. ....................      2,000                     42,500
Cato Corp., Class A ..................      1,400                     31,220
Chico's FAS, Inc.* ...................      1,400                     50,848
Coach, Inc.* .........................        500                     27,450
Dress Barn, Inc.* ....................        400                      6,188
Garan, Inc. ..........................        400                     23,140
Hampshire Group Ltd.* ................        500                     11,490
Ross Stores, Inc. ....................        500                     20,375
The GAP, Inc. ........................      8,240                    117,008
                                                                 -----------
                                                                     619,837
                                                                 -----------
AUTO COMPONENTS (1.2%)
Action Performance Cos., Inc.* .......      1,400                     44,240
ArvinMeritor, Inc. ...................      4,900                    117,600
AutoZone, Inc.* ......................      1,100                     85,030
Collins & Aikman Corp.* ..............      6,000                     54,600
Dana Corp. ...........................      3,090                     57,258
Midas, Inc.* .........................      1,800                     22,320
Noble International Ltd. .............        300                      3,198
R&B, Inc.* ...........................      1,100                      9,520
Spartan Motors, Inc. .................      1,400                     21,448
Visteon Corp. ........................     14,770                    209,734
                                                                 -----------
                                                                     624,948
                                                                 -----------
AUTOMOBILES (0.0%)
America's Car-Mart, Inc.* ............        400                      5,508
                                                                 -----------
CASINOS & GAMING (0.1%)
Alliance Gaming Corp.* ...............      1,000                     12,220
Park Place Entertainment Corp.*.......      3,110                     31,878
                                                                 -----------
                                                                      44,098
                                                                 -----------
COMPUTER & ELECTRONICS RETAIL (0.9%)
Alliance Data Systems Corp.* .........      5,200                    132,860
Harman International Industries,
  Inc. ...............................        200                      9,850
Hastings Entertainment, Inc.* ........        600                      4,350
RadioShack Corp. .....................     11,150                    335,169
Sharper Image Corp.* .................        700                     14,105
                                                                 -----------
                                                                     496,334
                                                                 -----------
DEPARTMENT STORES (0.7%)
J.C. Penney, Inc. ....................     17,300                    380,946
                                                                 -----------
DISTRIBUTORS (0.2%)
Allou Health & Beauty Care,
  Inc., Class A* .....................        700                      5,460
Finishmaster, Inc.* ..................        500                      6,415
Handleman Co.* .......................        500                      7,250
Hughes Supply, Inc. ..................        500                     22,450
Huttig Building Products, Inc.* ......      1,200                      6,444
Sturm Ruger & Co., Inc. ..............      2,600                     36,790
                                                                 -----------
                                                                      84,809
                                                                 -----------
GENERAL MERCHANDISE STORES (0.5%)
Big Lots, Inc. .......................     10,400                    204,672
ShopKo Stores, Inc.* .................      3,100                     62,620
                                                                 -----------
                                                                     267,292
                                                                 -----------

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
HOTELS (0.3%)
Mandalay Resort Group* ...............      2,400                $    66,168
Sun International Hotels Ltd.* .......      2,000                     49,560
Westcoast Hospitality Corp.* .........        200                      1,376
Winston Hotels, Inc. .................      1,500                     14,640
                                                                 -----------
                                                                     131,744
                                                                 -----------
HOUSEHOLD DURABLES (2.3%)
American Woodmark Corp. ..............        700                     39,291
Basset Furniture Industries, Inc......      1,200                     23,399
Beazer Homes USA, Inc.* ..............        500                     40,000
Centex Corp. .........................      4,800                    277,392
Flexsteel Industries, Inc. ...........        900                     13,491
KB Home ..............................      1,000                     51,510
Kimball International, Inc.,
  Class B ............................      2,400                     39,336
Lancaster Colony Corp. ...............      2,800                     99,848
Lennar Corp. .........................      2,000                    122,400
Lifetime Hoan Corp. ..................      1,100                      7,850
Meritage Corp.* ......................        800                     36,520
Pier 1 Imports, Inc. .................      3,300                     69,300
Pulte Homes, Inc. ....................      2,900                    166,692
Snap-On, Inc. ........................      6,800                    201,892
Toll Brothers, Inc.* .................      1,000                     29,300
                                                                 -----------
                                                                   1,218,221
                                                                 -----------
LEISURE FACILITIES (0.0%)
ILX Resorts, Inc.* ...................        100                        769
                                                                 -----------
LEISURE PRODUCTS (0.6%)
Brunswick Corp. ......................      2,100                     58,800
Callaway Golf Co. ....................      9,100                    144,144
Escalade, Inc.* ......................        900                     20,583
Ohio Art Co. .........................        200                      2,600
Polaris Industries, Inc. .............      1,400                     91,000
Security Capital Corp., Class A*......        700                      6,860
The Nautilus Group, Inc.* ............        200                      6,120
                                                                 -----------
                                                                     330,107
                                                                 -----------
MEDIA (4.1%)
A.H. Belo Corp., Class A .............     12,450                    281,494
Charter Communications, Inc.,
  Class A* ...........................     73,200                    298,656
Clear Channel Communications,
  Inc.* ..............................      2,400                     76,848
Gemstar-TV Guide International,
  Inc.* ..............................     16,000                     86,240
Grey Global Group, Inc. ..............        100                     69,001
Interactive Data Corp.* ..............      4,400                     64,064
Interpublic Group Cos., Inc. .........     10,800                    267,408
Media General, Inc., Class A .........        400                     24,000
Meredith Corp. .......................      7,000                    268,450
Metro-Goldwyn-Mayer, Inc.* ...........     20,700                    242,190
Omnicom Group, Inc. ..................      4,100                    187,780
Reader's Digest Association, Inc.,
  Class A (Non-Voting) ...............     16,890                    316,350
                                                                 -----------
                                                                   2,182,481
                                                                 -----------
RESTAURANTS (0.7%)
Ark Restaurants Corp.* ...............        400                      3,272
Bob Evans Farms, Inc. ................        800                     25,184
CBRL Group, Inc. .....................      3,300                    100,716

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Dave & Busters, Inc.* ................      1,600               $     19,424
Garden Fresh Restaurant Corp.*........        700                      8,295
Landry's Restaurants, Inc. ...........      1,300                     33,163
Schlotzsky's, Inc.* ..................        800                      3,400
Smith & Wollensky Restaurant
  Group, Inc.* .......................        900                      5,094
Sonic Corp.* .........................        300                      9,423
Wendy's International, Inc. ..........      3,500                    139,405
                                                                 -----------
                                                                     347,376
                                                                 -----------
SPECIALTY STORES (3.3%)
Barnes & Noble, Inc.* ................      9,300                    245,799
Borders Group, Inc.* .................      8,300                    152,720
Cache, Inc.* .........................        600                      8,190
Charming Shoppes, Inc.* ..............     12,000                    103,680
Foot Locker, Inc.* ...................      1,800                     26,010
Friedman's, Inc., Class A* ...........        700                      9,099
Galyans Trading Co., Inc.* ...........      1,200                     27,396
Gart Sports Co.* .....................      1,000                     28,490
Hollywood Entertainment
  Corp.* .............................      3,600                     74,448
Michaels Stores, Inc.* ...............      1,400                     54,600
Nelson (Thomas), Inc.* ...............      2,000                     21,120
Petsmart, Inc.* ......................      6,500                    104,260
Sola International, Inc.* ............      2,000                     23,000
Sports Authority, Inc.* ..............      2,100                     23,856
Talbots, Inc. ........................      9,450                    330,750
Toys-R-Us, Inc.* .....................     19,920                    348,003
Trans World Entertainment
  Corp.* .............................        800                      4,664
Whitehall Jewelers, Inc.* ............      1,400                     29,050
Williams-Sonoma, Inc.* ...............      2,000                     61,320
Zale Corp.* ..........................      1,800                     65,250
                                                                 -----------
                                                                   1,741,705
                                                                 -----------
TEXTILES & APPAREL (0.6%)
Cherokee, Inc.* ......................        900                     18,693
Decorative Home Units ................        300                      1,665
Lakeland Industries, Inc.* ...........        200                      2,210
Mohawk Industries, Inc.* .............      2,600                    159,978
OshKosh B'Gosh, Inc., Class A ........        700                     30,443
Phillips-Van Heusen Corp. ............      1,200                     18,720
Russell Corp. ........................      2,800                     53,900
Stride Rite Corp. ....................      5,700                     45,600
                                                                 -----------
                                                                     331,209
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY........                             8,807,384
                                                                 -----------
CONSUMER STAPLES (4.6%)
BEVERAGES (0.0%)
National Beverage Corp.* .............        100                      1,400
Panamerican Beverages, Inc. ..........      1,300                     18,525
Todhunter International, Inc.* .......        200                      2,190
                                                                 -----------
                                                                      22,115
                                                                 -----------
DRUG RETAIL (0.4%)
E-Z-Em, Inc., Class B* ...............      1,300                     11,037
Longs Drug Stores Corp. ..............      2,800                     79,212
Rite Aid Corp.* ......................     39,360                     92,496
                                                                 -----------
                                                                     182,745
                                                                 -----------
FOOD DISTRIBUTORS (0.5%)
Fleming Cos., Inc. ...................     13,130                    238,310
SUPERVALU, Inc. ......................      1,300                     31,889

============================================================================
                                         NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
United Natural Foods, Inc.* ..........        800                $    15,600
                                                                 -----------
                                                                     285,799
                                                                 -----------
FOOD PRODUCTS (1.6%)
Corn Products International, Inc......      2,200                     68,464
Dole Food Co. ........................      3,600                    103,860
Flowers Foods, Inc.* .................      2,700                     69,795
Hain Celestial Group, Inc.* ..........     26,550                    491,175
John B. Sanfilippo & Son, Inc. .......        800                      5,592
Ralcorp Holdings, Inc.* ..............      2,700                     84,375
Seaboard Corp. .......................        110                     27,329
Standex International Corp. ..........        300                      7,530
                                                                 -----------
                                                                     858,120
                                                                 -----------
FOOD RETAIL (0.9%)
Arden Group, Inc.* ...................        200                     12,002
Fresh Brands, Inc. ...................        500                      8,455
Fresh Del Monte Produce ..............      6,500                    162,500
Great Atlantic & Pacific
  Tea Co., Inc.* .....................      2,000                     37,380
Ruddick Corp. ........................      3,100                     52,576
Safeway, Inc.* .......................      5,500                    160,545
Village Super Market, Class A* .......        200                      6,000
Weis Markets, Inc. ...................        900                     33,075
                                                                 -----------
                                                                     472,533
                                                                 -----------
HOUSEHOLD PRODUCTS (0.4%)
Dial Corp. (The) .....................      9,200                    184,184
Royal Appliance Manufacturing
  Co.* ...............................        400                      2,580
                                                                 -----------
                                                                     186,764
                                                                 -----------
PERSONAL PRODUCTS (0.8%)
CNS, Inc.* ...........................        300                      1,800
CSS Industries, Inc.* ................        600                     21,300
Del Laboratories, Inc.* ..............        600                     15,000
Estee Lauder Cos., Inc., Class A......      9,750                    343,200
Russ Berrie & Co., Inc. ..............        300                     10,620
                                                                 -----------
                                                                     391,920
                                                                 -----------
  TOTAL CONSUMER STAPLES .............                             2,399,996
                                                                 -----------
ENERGY (6.4%)
INTEGRATED OIL & GAS (1.4%)
Devon Energy Corp. ...................      8,050                    396,704
Eastern American Natural Gas
  Trust ..............................        300                      5,280
National Fuel Gas Co. ................      8,500                    191,335
Oneok, Inc. ..........................      6,900                    151,455
                                                                 -----------
                                                                     744,774
                                                                 -----------
OIL & GAS DRILLING (1.9%)
Ensco International, Inc. ............     11,400                    310,764
GlobalSantaFe Corp. (Berlin
  Exchange) ..........................        980                     26,803
Patterson-UTI Energy, Inc.* ..........     10,080                    284,558
Pride International, Inc.* ...........     21,400                    335,124
Transocean Sedco Forex, Inc. .........      1,060                     33,019
                                                                 -----------
                                                                     990,268
                                                                 -----------
OIL & GAS EQUIPMENT &
  SERVICES (1.8%)
Cooper Cameron Corp.* ................      7,100                    343,782
El Paso Corp. ........................      3,500                     72,135

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Halliburton Co. .......................     9,500                $   151,430
Lufkin Industries, Inc. ...............       300                      8,661
Oceaneering International, Inc.*.......       800                     21,600
Oil States International, Inc.* .......     1,100                     13,090
Petroleum Geo-Services ASA
  (ADR)* ..............................    18,230                     65,628
Seacor Smit, Inc.* ....................     1,700                     80,495
Tidewater, Inc. .......................     5,760                    189,619
Varco International, Inc.* ............     1,770                     31,046
Veritas DGC, Inc.* ....................       200                      2,520
                                                                 -----------
                                                                     980,006
                                                                 -----------
OIL & GAS EXPLORATION &
  PRODUCTION (1.0%)
Castle Energy Corp. ...................     1,200                      7,968
Encore Acquisition Co.* ...............     1,200                     20,700
Forest Oil Corp. ......................     3,200                     90,976
Grant Prideco, Inc.* ..................    19,160                    260,576
Howell Corp. ..........................     1,000                     13,300
Markwest Hydrocarbon, Inc.* ...........       600                      4,266
Pogo Producing Co. ....................     3,200                    104,384
Resource America, Inc., Class A........     1,900                     20,026
                                                                 -----------
                                                                     522,196
                                                                 -----------
OIL & GAS REFINING &
  MARKETING (0.3%)
Adams Resources & Energy, Inc.                600                      3,672
Sunoco, Inc. ..........................       550                     19,597
Valero Energy Corp. ...................     3,110                    116,376
                                                                 -----------
                                                                     139,645
                                                                 -----------
  TOTAL ENERGY ........................                            3,376,889
                                                                 -----------
FINANCIALS (17.6%)
BANKS (6.0%)
1st Source Corp. ......................       200                      4,944
1st State Bancorp, Inc. ...............       600                     12,242
ABC Bancorp ...........................     1,100                     16,379
Astoria Financial Corp. ...............     3,600                    115,380
Auburn National
  Bancorporation, Inc. ................       400                      5,800
BancorpSouth, Inc. ....................     2,000                     40,400
Banknorth Group, Inc. .................    11,750                    305,735
Bankunited Financial Corp.* ...........     1,300                     24,895
Bay State Bancorp, Inc. ...............       200                     10,200
Bedford Bancshares, Inc. ..............       300                      5,055
Berkshire Bancorp, Inc. ...............       300                      9,183
Big Foot Financial Corp. ..............       200                      3,380
BostonFed Bancorp, Inc. ...............       200                      6,420
Britton & Koontz Capital Corp..........       300                      5,103
Business Bancorp ......................       700                      9,660
California First National
  Bancorp .............................     1,000                     16,080
California Independent Bancorp.........       300                      5,877
Capital Bancorp Ltd. ..................       147                      3,500
Capital City Bank Group, Inc. .........       900                     31,077
Carrollton Bancorp ....................       300                      4,260
Carver Bancorp, Inc. ..................       300                      3,672
Cascade Financial Corp.* ..............       300                      3,189
CCBT Financial Companies, Inc..........       700                     19,887
Center Bancorp, Inc. ..................       600                     13,650
CFS Bancorp, Inc. .....................     1,600                     24,736
Chemical Financial Corp. ..............     1,900                     71,269

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Colony Bankcorp, Inc. .................       600                $     8,250
Commerce Bancorp, Inc. ................       300                     10,792
Commerce Bancshares, Inc. .............     2,600                    115,024
Commonwealth Bancorp, Inc. ............       900                     26,703
Community Bank System, Inc. ...........     1,500                     48,375
Community Banks, Inc. .................       300                      5,250
Community Capital Corp. ...............       300                      4,350
Cowlitz Bancorp .......................       300                      2,100
CPB, Inc. .............................       900                     41,355
Desert Community Bank .................       100                      2,980
Downey Financial Corp. ................       300                     14,190
ECB Bancorp, Inc. .....................       300                      4,950
Empire Federal Bancorp, Inc. ..........       300                      4,200
ESB Financial Corp. ...................     1,200                     14,724
First Bancshares, Inc./Mo. ............       300                      3,930
First Bell Bancorp, Inc. ..............       600                     10,290
First Capital, Inc. ...................       300                      4,950
First Citizens BankShares, Inc.,
  Class A .............................       800                     88,472
First Defiance Financial Corp. ........       400                      8,020
First Essex Bancorp, Inc. .............       900                     30,780
First Federal Bancorp, Inc. ...........       400                      5,384
First Federal Bancorp, Inc./Ohio.......       400                      2,880
First Merchants Corp. .................       300                      9,000
First SecurityFed Financial, Inc. .....       700                     15,267
First Virgina Banks, Inc. .............       300                     16,086
First West Virginia Bancorp, Inc.......       200                      3,550
FirstFed America Bancorp, Inc. ........       400                      9,520
FirstFed Bancorp, Inc.* ...............       200                      1,466
FirstFed Financial Corp.* .............       300                      8,700
FirstMerit Corp. ......................     2,400                     66,192
Flagstar Bancorp, Inc. ................       600                     13,860
Florida Banks, Inc.* ..................       500                      4,125
FMS Financial Corp. ...................       800                      9,240
Foothill Independent Bancorp ..........       600                      8,760
FSF Financial Corp. ...................       200                      4,552
Glen Burnie Bancorp ...................       300                      5,610
Grand Central Financial Corp. .........       200                      2,040
Great Pee Dee Bancorp, Inc. ...........       200                      2,480
Habersham Bancorp .....................       400                      8,400
Hancock Holding Co. ...................       300                     20,214
Harris Corp. ..........................     1,000                     36,240
Harrodsburg First Financial
  Bancorp, Inc. .......................       200                      2,322
Hawthorne Financial Corp.* ............       800                     25,928
Hibernia Corp., Class A ...............       600                     11,874
Humboldt Bancorp ......................     1,600                     26,896
Independence Community Bank
  Corp. ...............................     4,500                    129,285
International Bancshares Corp. ........     2,000                     84,480
Intervest Bancshares Corp.* ...........       400                      4,360
Itla Capital Corp.* ...................       600                     17,814
Jacksonville Bancorp, Inc./Tex. .......       200                      5,020
Kankakee Bancorp, Inc. ................       200                      7,900
Lakeland Financial Corp. ..............       700                     20,188
Long Island Bancorp, Inc. .............       300                      5,895
Mellon Financial Corp. ................     6,150                    193,294
Mystic Financial, Inc. ................       300                      5,073
New York Community Bancorp,
  Inc. ................................     2,200                     59,620
North Bancshares, Inc. ................       300                      3,660

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
North Valley Bancorp ..................       200                $     3,200
Northway Financial, Inc. ..............       300                      8,550
NSD Bancorp, Inc. .....................       400                      8,900
Old Republic International Corp.            4,000                    126,000
Patriot Bank Corp. ....................     1,100                     15,433
Pelican Financial, Inc. ...............       600                      5,790
Pennfed Financial Services, Inc. ......       100                      2,790
Peoples Banctrust Co., Inc. ...........       500                      6,735
Peoples Community Bancorp .............       500                     10,126
PFF Bancorp, Inc. .....................     1,200                     46,080
Pocahontas Bancorp, Inc. ..............       800                      8,256
Progress Financial Corp. ..............       600                      5,843
Provident Financial Holdings* .........       300                     10,080
R & G Financial Corp., Class B.........       500                     11,855
RHBT Financial Corp. ..................       200                      2,880
Riggs National Corp.
  (Washington D.C.) ...................       500                      7,455
Salisbury Bancorp, Inc. ...............       200                      4,820
Seacoast Financial Services Corp.             600                     15,042
Sierra Bancorp ........................       500                      4,990
Silicon Valley Bancshares* ............    11,200                    295,232
SNB Bancshares, Inc. ..................       400                      7,900
South Street Financial Corp. ..........       300                      2,344
St. Francis Capital Corp. .............       500                     12,395
Sun Bancorp, Inc./NJ* .................       630                      8,751
Superior Financial Corp. ..............     1,100                     21,065
Team Financial, Inc. ..................       800                      8,358
TF Financial Corp. ....................       300                      6,936
Union Bankshares Ltd.* ................       300                      4,197
Union Community Bancorp ...............       500                      7,350
Union Financial Bancshares, Inc........       300                      3,975
United Financial Corp. ................       210                      4,830
Valley National Bancorp ...............     9,737                    270,689
W Holding Co., Inc. ...................       300                      7,260
Warwick Community Bancorp,
  Inc. ................................       600                     18,024
Washington Banking Co. ................       500                      8,260
Washington Federal, Inc. ..............     3,500                     88,410
Wells Financial Corp. .................       200                      4,600
Western Ohio Financial Corp. ..........       300                      5,967
Winton Financial Corp. ................       600                      6,030
Woronoco Bancorp, Inc. ................       400                      7,720
Yardville National Bancorp ............       500                      9,970
                                                                 -----------
                                                                   3,193,921
                                                                 -----------
DIVERSIFIED FINANCIALS (3.2%)
Advanta Corp., Class A ................     2,400                     26,064
Alliance Financial Corp. ..............       400                     10,200
Asta Funding, Inc.* ...................       500                      6,630
Capital Bank Corp. ....................       400                      5,980
Capital Crossing Bank* ................       500                     11,225
CashAmerica International, Inc.........     2,400                     22,080
Countrywide Credit Industries,
  Inc. ................................     8,850                    427,012
Crescent Investment Bank, Ltd. ........       300                      4,106
Dominion Resources Black
  Warrior Trust .......................     1,000                     18,950
E*TRADE Group, Inc.* ..................    43,000                    234,780
Equitable Banking Corp.* ..............       300                      8,088
EverTrust Financial Group, Inc.........       700                     12,601
Fidelity National Corp. ...............       100                      1,000
First American Corp. ..................     4,300                     98,900

============================================================================
                                         NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
First Bancorp of Indiana, Inc. ........       300                $     4,260
First of Long Island Corp. ............       400                     19,600
FNB Corp. .............................       400                      6,996
Friedman, Billings, Ramsey
  Group, Inc., Class A* ...............     2,400                     30,552
Guaranty Bancshares, Inc. .............       400                      5,800
HF Financial Corp. ....................       600                      7,494
HMN Financial, Inc. ...................       100                      1,907
Hudson River Bancorp ..................     1,300                     35,087
Irwin Financial Corp. .................     1,400                     28,140
Knight Trading Group, Inc.* ...........    11,380                     59,631
Lehman Brothers Holdings, Inc..........     2,600                    162,552
Maxcor Financial Group* ...............       500                      2,930
Municipal Mortgage & Equity
  LLC .................................     2,000                     52,320
New Century Financial Corp. ...........     1,200                     41,964
North Country Financial Corp. .........       700                      5,600
Northeast Pennsylvania Financial
  Corp. ...............................       600                     10,020
Provident Financial Group, Inc. .......     3,600                    104,436
Stifel Financial Corp. ................       900                     11,250
Student Loan Corp. ....................       500                     41,420
UMB Financial Corp. ...................     2,200                    103,114
United PanAm Financial Corp.*..........     1,700                     13,554
World Acceptance Corp.* ...............       500                      4,200
WSFS Financial Corp. ..................     1,100                     28,457
                                                                 -----------
                                                                   1,668,900
                                                                 -----------
INSURANCE (4.3%)
Acceptance Insurance Cos., Inc.*.......     1,000                      4,100
American Financial Group, Inc. ........     5,400                    129,060
American National Financial,
  Inc. ................................       900                     13,932
American National Insurance
  Co. .................................       600                     57,780
Aon Corp. .............................     7,690                    226,701
Argonaut Group, Inc. ..................     1,900                     40,698
Brown & Brown, Inc. ...................       600                     18,900
Ceres Group, Inc.* ....................     2,100                      8,190
Commerce Group, Inc. ..................     1,000                     39,550
Crawford & Co., Class B ...............       200                      1,620
Everest Re Group Ltd. .................     4,200                    234,990
FBL Financial Group, Inc.,
  Class A .............................       500                     11,075
Fidelity National Financial, Inc. .....     5,610                    177,276
Financial Industries Corp. ............     1,300                     23,491
Kansas City Life Insurance Co. ........       500                     19,335
Lincoln National Corp. ................     1,400                     58,800
Midland Co. ...........................       300                     15,141
National Western Life Insurance
  Co., Class A* .......................       300                     34,485
Nymagic, Inc. .........................       500                      7,625
Odyssey Reinsurance Holdings
  Corp. ...............................     5,600                     97,384
Ohio Casualty Corp.* ..................     2,200                     45,980
Phoenix Companies, Inc. ...............    18,300                    335,805
Protective Life Corp. .................     6,000                    198,600
PXRE Group Ltd. .......................     1,100                     25,520
RLI Corp. .............................       300                     15,300
Selective Insurance Group, Inc. .......     3,100                     87,823
St. Paul Cos., Inc. ...................     5,500                    214,060
W.R. Berkley Corp. ....................       400                     22,000

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Wesco Financial Corp. ..................      300                $    90,480
                                                                 -----------
                                                                   2,255,701
                                                                 -----------
INVESTMENT COMPANIES (1.0%)
American Capital Strategies Ltd.........      700                     19,229
Legg Mason, Inc. .......................    5,300                    261,502
Stilwell Financial, Inc. ...............   13,450                    244,790
                                                                 -----------
                                                                     525,521
                                                                 -----------
REAL ESTATE (3.1%)
Acadia Realty Trust ....................      200                      1,630
American Community Properties
  Trust* ...............................      200                      1,230
AMLI Residential Properties
  Trust ................................    1,400                     36,400
Bedford Property Investors, Inc.........    1,500                     40,650
Brandywine Realty Trust ................    1,200                     31,080
CBL & Associates Properties,
  Inc. .................................    2,000                     81,000
Center Trust, Inc. .....................    1,600                     11,296
Colonial Properties Trust ..............    1,700                     66,215
Corporate Office Properties ............    1,200                     17,508
Entertainment Properties Trust .........      500                     12,325
First Industrial Realty Trust, Inc......      700                     22,995
Glenborough Realty Trust, Inc. .........    1,900                     45,030
Hanover Capital Mortgage
  Holdings, Inc. .......................      400                      3,272
Highwoods Properties, Inc. .............    1,700                     44,200
Home Properties of New York,
  Inc. .................................      500                     18,970
Hospitality Properties Trust ...........      400                     14,600
Host Marriott Corp. ....................    1,100                     12,430
HRPT Properties Trust ..................    5,900                     52,215
iStar Financial, Inc. ..................    7,200                    205,200
Jones Lang Lasalle, Inc.* ..............    1,600                     39,520
Keystone Property Trust ................      600                      9,522
Koger Equity, Inc. .....................    2,200                     42,460
Liberty Homes, Inc. ....................      700                      3,745
Liberty Property Trust .................    5,700                    199,500
LNR Property Corp. .....................      200                      6,900
Mack-Cali Realty Corp. .................    3,500                    123,025
Merry Land Properties, Inc.* ...........      200                      1,992
Middleton Doll Co. .....................      400                      2,480
Novastar Financial, Inc. ...............      200                      7,150
Parkway Properties, Inc. ...............    1,000                     36,380
Prentiss Properties Trust ..............    3,500                    111,125
Ramco-Gershenson Properties
  Trust ................................      900                     18,135
Reckson Associates Realty Corp.             2,600                     64,740
Ryland Group, Inc. .....................    2,400                    119,400
Senior Housing Properties Trust.........    1,000                     15,700
SL Green Realty Corp. ..................    1,200                     42,780
The DeWolfe Cos., Inc. .................      600                      6,240
The Macerich Co. .......................    1,300                     40,300
United Capital Corp.* ..................      200                      4,890
                                                                 -----------
                                                                   1,614,230
                                                                 -----------
  TOTAL FINANCIALS .....................                           9,258,273
                                                                 -----------
HEALTH CARE (9.4%)
BIOTECHNOLOGY (0.7%)
Invitrogen Corp.* ......................   11,300                    361,713
                                                                 -----------

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT &
  SERVICES (6.8%)
Accredo Health, Inc.* ..................      424                $    19,540
AdvancePCS* ............................    6,500                    155,610
Allied Healthcare International,
  Inc. .................................    1,500                      8,745
Almost Family, Inc.* ...................      400                      4,648
American Medical Security
  Group, Inc.* .........................    1,600                     38,320
American Medical Systems
  Holdings, Inc.* ......................    2,700                     54,162
Atrion Corp.* ..........................      200                      5,562
Bausch & Lomb, Inc. ....................   19,870                    672,600
Boston Scientific Corp.* ...............   12,750                    373,830
Gentiva Health Services, Inc. ..........    2,200                     19,778
Health Net, Inc.* ......................   11,400                    305,178
Healthsouth Corp.* .....................   18,720                    239,429
Henry Schein, Inc.* ....................      700                     31,150
Hillenbrand Industries, Inc. ...........      600                     33,690
Hologic, Inc.* .........................    2,500                     36,175
Horizon Health Corp.* ..................      300                      5,910
Humana, Inc.* ..........................    4,700                     73,461
Immucor, Inc. ..........................      200                      4,694
LabOne, Inc.* ..........................    1,400                     36,386
Medcath Corp.* .........................    2,200                     37,620
Mine Saftey Appliances Co. .............      700                     28,000
Omnicare, Inc. .........................      300                      7,878
Orthologic Corp.* ......................    3,800                     21,014
PSS World Medical, Inc.* ...............   33,200                    268,920
Quintiles Transnational Corp.* .........   25,580                    319,494
SeraCare Life Sciences, Inc. ...........      100                        587
Span-America Medical Systems,
  Inc. .................................      300                      2,391
Steris Corp.* ..........................    6,900                    131,859
Triad Hospitals, Inc.* .................    5,100                    216,138
Utah Medical Products, Inc.* ...........      600                      9,522
Vital Signs, Inc. ......................      800                     28,920
WebMD Corp.* ...........................   68,760                    387,119
Wright Medical Group, Inc.* ............    2,000                     40,330
                                                                 -----------
                                                                   3,618,660
                                                                 -----------
PHARMACEUTICALS (1.9%)
Elan Corp. plc (ADR)* ..................   22,000                    120,340
IVAX Corp.* ............................   25,630                    276,804
Perrigo Co.* ...........................      800                     10,400
Shire Pharmaceuticals Group plc
  (ADR)* ...............................   13,100                    338,111
Watson Pharmaceuticals, Inc.* ..........    9,530                    240,823
                                                                 -----------
                                                                     986,478
                                                                 -----------
  TOTAL HEALTH CARE ....................                           4,966,851
                                                                 -----------
INDUSTRIALS (12.2%)
AEROSPACE & DEFENSE (1.2%)
Curtiss-Wright Corp. ...................      700                     56,000
Gencorp, Inc. ..........................    2,900                     41,470
Goodrich Corp. .........................    3,700                    101,084
Teledyne Technologies, Inc.* ...........   21,700                    450,275
                                                                 -----------
                                                                     648,829
                                                                 -----------
AIR FREIGHT & COURIERS (0.2%)
Airborne, Inc. .........................    5,200                     99,840
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
AIRLINES (1.0%)
AMR Corp.* ..........................      14,400                $   242,784
Continental Airlines, Inc.,
  Class B* ..........................       9,300                    146,754
Delta Air Lines, Inc. ...............       6,300                    126,000
                                                                 -----------
                                                                     515,538
                                                                 -----------
AIRPORT SERVICES (0.0%)
World Fuel Services Corp. ...........         900                     21,960
                                                                 -----------
BUILDING PRODUCTS (1.1%)
Baltek Corp.* .......................         200                      1,694
Centex Construction Products,
  Inc. ..............................         400                     14,560
D.R. Horton, Inc. ...................       7,800                    203,034
Foster (Lb) Co., Class A* ...........       1,200                      6,036
Nortek, Inc.* .......................         700                     31,570
York International Corp. ............       9,150                    309,178
                                                                 -----------
                                                                     566,072
                                                                 -----------
COMMERCIAL SERVICES &
  SUPPLIES (3.3%)
American Locker Group, Inc.* ........         300                      4,200
American States Water Co. ...........         300                      7,950
Banta Corp. .........................         600                     21,540
BHA Group, Inc. .....................         100                      1,635
Bowne & Co., Inc. ...................       1,500                     22,110
Cendant Corp.* ......................      30,600                    485,928
Convergys Corp.* ....................      13,450                    262,006
Deluxe Corp. ........................       5,900                    229,451
Dun & Bradstreet Corp.* .............       1,000                     33,050
Ennis Business Forms, Inc. ..........       2,100                     27,405
Gundle/SLT Environmental,
  Inc.* .............................         800                      5,880
Harte-Hanks Communications ..........      12,925                    265,609
HON Industries, Inc. ................         200                      5,444
Imperial Parking Corp.* .............         200                      4,766
Information Resources, Inc.* ........       1,800                     16,900
Kroll, Inc.* ........................       2,100                     44,058
Lydall, Inc.* .......................       1,900                     28,975
McRae Industries, Inc., Class A .....         400                      2,960
NCO Group, Inc.* ....................       2,100                     45,738
New England Business Services,
  Inc. ..............................       1,000                     25,140
Nobel Learning Communities,
  Inc.* .............................         600                      3,474
Pittston Brink's Group ..............       6,600                    158,400
Public Storage, Inc. ................         400                     14,840
Raven Industries, Inc. ..............         400                     10,800
Sylvan Learning Systems, Inc.* ......       1,600                     31,904
Transmontaigne, Inc.* ...............         200                      1,210
Waste Industries, Inc.* .............       1,400                      9,982
Workflow Management, Inc.* ..........         900                      3,070
                                                                 -----------
                                                                   1,774,425
                                                                 -----------
CONSTRUCTION & ENGINEERING (0.6%)
Ameron International Corp. ..........         200                     14,450
AMREP Corp.* ........................         400                      3,320
Apogee Enterprises, Inc. ............       2,500                     35,900
Butler Manufacturing Co. ............         400                     10,980
Dominion Homes, Inc.* ...............         500                     10,115
Harsco Corp. ........................       2,700                    101,250

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Hovnanian Enterprises, Inc.,
  Class A* ..........................         600                $    21,528
Kaydon Corp. ........................         300                      7,083
McDermott International, Inc.* ......       8,500                     68,850
MDC Holdings, Inc. ..................         100                      5,200
Orleans Homebuilders, Inc.* .........       1,800                     15,390
Skyline Corp. .......................         400                     13,200
Technical Olympic USA, Inc.* ........         400                      6,348
                                                                 -----------
                                                                     313,614
                                                                 -----------
ELECTRICAL EQUIPMENT (0.8%)
ESCO Technologies, Inc.* ............         300                     10,500
Genlyte Group, Inc.* ................         700                     28,441
National Semiconductor Corp.* .......      12,700                    370,459
                                                                 -----------
                                                                     409,400
                                                                 -----------
INDUSTRIAL CONGLOMERATES (0.2%)
Chemed Corp. ........................       1,200                     45,228
Myers Industries, Inc. ..............       2,000                     34,280
Teleflex, Inc. ......................         700                     40,005
                                                                 -----------
                                                                     119,513
                                                                 -----------
MACHINERY (2.3%)
Applied Industrial Technologies,
  Inc. ..............................       2,200                     42,900
Cummins, Inc. .......................       8,450                    279,695
Deere & Co. .........................       1,600                     76,640
Flowserve Corp.* ....................       3,600                    107,280
K-Tron International, Inc.* .........         400                      6,170
Middleby Corp.* .....................         600                      5,700
Pall Corp. ..........................      17,350                    360,013
Peerless Manufacturing Co.* .........         500                      8,499
Regal Beloit Corp. ..................         200                      4,862
Tecumseh Products Co., Class B.......       1,200                     59,976
Terex Corp.* ........................       4,500                    101,205
Timken Co. ..........................       6,400                    142,912
                                                                 -----------
                                                                   1,195,852
                                                                 -----------
MARINE (0.9%)
Alexander & Baldwin, Inc. ...........      14,700                    375,291
Frontline Ltd. ......................       9,400                     89,676
                                                                 -----------
                                                                     464,967
                                                                 -----------
TRADING COMPANIES &
  DISTRIBUTORS (0.2%)
United Stationers, Inc.* ............       3,700                    112,480
                                                                 -----------
TRUCKING (0.4%)
CNF Transportation, Inc. ............       3,600                    136,728
Covenant Transport, Inc.,
  Class A* ..........................         700                     14,875
Old Dominion Freight Line* ..........         400                      6,020
Ryder System, Inc. ..................       2,000                     54,180
                                                                 -----------
                                                                     211,803
                                                                 -----------
  TOTAL INDUSTRIALS .................                              6,454,293
                                                                 -----------
INFORMATION TECHNOLOGY (17.4%)
APPLICATION SOFTWARE (1.7%)
Activision, Inc.* ...................         700                     20,342
Aspen Technologies, Inc.* ...........      31,900                    266,046
ELITE Information Group, Inc.*.......         900                      8,955
Hyperion Solutions Corp.* ...........       1,700                     31,003
Macromedia, Inc.* ...................      24,900                    220,863

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Parametric Technology Corp.* ...........   89,730                $   307,774
Take-Two Interactive Software,
  Inc.* ................................    3,000                     61,770
                                                                 -----------
                                                                     916,753
                                                                 -----------
COMPUTER HARDWARE (0.1%)
GTSI Corp.* ............................    1,100                      8,635
Intergraph Corp.* ......................    3,100                     54,065
                                                                 -----------
                                                                      62,700
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS (1.0%)
Iomega Corp.* ..........................    6,700                     86,095
Maxtor Corp.* ..........................   57,050                    257,866
Printronix, Inc.* ......................      300                      3,750
Storage Technology Corp.* ..............   11,000                    175,670
                                                                 -----------
                                                                     523,381
                                                                 -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (7.7%)
Ace Ltd. ...............................    9,500                    300,200
Agere Systems, Inc., Class A* ..........  168,200                    235,480
Anixter International, Inc.* ...........    9,650                    226,775
Arrow Electronics, Inc.* ...............   12,850                    266,638
Energizer Holdings, Inc.* ..............    8,600                    235,812
Espey Manufacturing &
  Electronics Corp. ....................      200                      4,020
Flextronics International Ltd.* ........   34,200                    243,846
Isco, Inc. .............................      500                      4,620
Magnetek, Inc.* ........................    3,000                     29,700
O.I. Corp.* ............................      300                      1,500
Pentair, Inc. ..........................    5,450                    262,036
PerkinElmer, Inc. ......................   41,750                    461,337
Sanmina-SCI Corp.* .....................   50,100                    316,131
SCANA Corp. ............................    1,900                     58,653
Solectron Corp.* .......................   56,210                    345,691
Sparton Corp.* .........................      500                      4,500
Symbol Technologies, Inc. ..............   46,450                    394,825
Tektronix, Inc.* .......................   15,650                    292,812
TeleTech Holdings, Inc.* ...............      500                      4,770
Trident Microsystems, Inc.* ............      800                      4,976
Vishay Intertechnology, Inc.* ..........   16,400                    360,800
                                                                 -----------
                                                                   4,055,122
                                                                 -----------
INTERNET SOFTWARE & SERVICES (0.0%)
eResearch Technology, Inc.* ............      400                     10,128
Pomeroy Computer Resources,
  Inc.* ................................    1,100                     16,038
                                                                 -----------
                                                                      26,166
                                                                 -----------
IT CONSULTING & SERVICES (1.2%)
Gartner, Inc., Class A* ................    9,600                     96,960
KPMG Consulting, Inc.* .................   11,300                    167,918
NCR Corp.* .............................      310                     10,726
Standard Register Co. ..................    1,600                     54,704
SYKES Enterprises, Inc.* ...............    2,800                     21,529
TSR, Inc.* .............................      300                      1,590
Unisys Corp.* ..........................   30,100                    270,900
                                                                 -----------
                                                                     624,327
                                                                 -----------
NETWORKING EQUIPMENT (0.6%)
3Com Corp.* ............................   32,360                    142,384
Avaya, Inc.* ...........................   33,710                    166,864
                                                                 -----------
                                                                     309,248
                                                                 -----------

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
OFFICE ELECTRONICS (0.4%)
Filenet Corp.* .........................    2,400                $    34,800
Xerox Corp. ............................   21,440                    149,437
                                                                 -----------
                                                                     184,237
                                                                 -----------
SEMICONDUCTOR EQUIPMENT (1.4%)
Cymer, Inc. ............................      100                      3,504
Dupont Photomasks, Inc.* ...............    8,920                    289,722
Mykrolis Corp.* ........................    3,000                     35,430
Photronics, Inc.* ......................    2,900                     54,926
Teradyne, Inc.* ........................   15,100                    354,850
                                                                 -----------
                                                                     738,432
                                                                 -----------
SEMICONDUCTORS (0.6%)
ESS Technology, Inc.* ..................    2,200                     38,588
LSI Logic Corp.* .......................   30,400                    266,000
Standard Microsystems Corp.* ...........      900                     21,249
                                                                 -----------
                                                                     325,837
                                                                 -----------
SYSTEMS SOFTWARE (1.0%)
i2 Technologies, Inc.* .................   78,240                    115,795
Network Associates, Inc.* ..............   16,800                    323,736
PAR Technology Corp.* ..................    1,300                      7,098
Sybase, Inc.* ..........................    6,800                     71,740
                                                                 -----------
                                                                     518,369
                                                                 -----------
TELECOMMUNICATIONS EQUIPMENT (1.7%)
CommScope, Inc.* .......................   27,600                    345,000
Comverse Technology, Inc.* .............   16,700                    154,642
Corning, Inc. ..........................   64,360                    228,478
Inter-Tel, Inc. ........................    2,400                     41,064
JDS Uniphase Corp.* ....................   49,740                    132,806
NAM TAI Eelectronics, Inc. .............      300                      5,916
Network Equipment
  Technologies, Inc.* ..................      600                      2,580
                                                                 -----------
                                                                     910,486
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY..........                           9,195,058
                                                                 -----------
MATERIALS (7.7%)
CHEMICALS (2.7%)
Agrium, Inc. ...........................   37,880                    356,072
Airgas, Inc.* ..........................    1,800                     31,140
Albemarle Corp. ........................    1,300                     39,975
American Pacific Corp.* ................      500                      4,750
ChemFirst, Inc. ........................    1,200                     34,380
Ferro Corp. ............................    3,000                     90,450
FMC Corp.* .............................    1,700                     51,289
H.B. Fuller Co. ........................    1,200                     35,148
IMC Global, Inc. .......................   15,860                    198,250
Imperial Chemical Industries plc
  (ADR) ................................    5,380                    103,565
MacDermid, Inc. ........................      100                      2,150
Minerals Technologies, Inc. ............    6,000                    295,920
Octel Corp.* ...........................      800                     20,280
Penford Corp. ..........................    1,000                     18,100
PolyOne Corp. ..........................    7,130                     80,213
Schulman (A.), Inc. ....................    3,100                     66,492
                                                                 -----------
                                                                   1,428,174
                                                                 -----------
CONSTRUCTION MATERIALS (0.3%)
AMCOL International Corp. ..............    1,600                     10,960
Continental Materials Corp.* ...........      200                      5,550
Devcon International Corp.* ............      200                      1,150

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Lafarge Corp. ..........................    3,800                $   133,570
RPM, Inc. ..............................      300                      4,575
                                                                 -----------
                                                                     155,805
                                                                 -----------
CONTAINERS & PACKAGING (1.2%)
American Biltrite, Inc. ................      200                      2,440
Ball Corp. .............................    1,900                     78,812
Bemis Co. ..............................    2,500                    118,750
Smurfit-Stone Container Corp.* .........   13,200                    203,544
Sonoco Products Co. ....................    8,100                    229,392
                                                                 -----------
                                                                     632,938
                                                                 -----------
METALS & MINING (3.2%)
AK Steel Holding Corp. .................   24,000                    307,440
Arch Coal, Inc. ........................    4,570                    103,785
Commercial Metals Co. ..................    1,200                     56,328
Massey Energy Co. ......................   13,610                    172,847
Mueller Industries, Inc.* ..............    1,900                     60,325
Olympic Steel, Inc.* ...................      600                      3,600
Peabody Energy Corp. ...................    2,300                     65,090
Phelps Dodge Corp. .....................    9,950                    409,940
Ryerson Tull, Inc. .....................    2,700                     31,401
Schnitzer Steel Industries, Inc.,
  Class A ..............................      500                     11,160
Southern Peru Copper Corp. .............    1,900                     28,481
Steel Dynamics, Inc.* ..................    2,900                     47,763
United States Steel Corp. ..............   15,050                    299,344
USEC, Inc. .............................    9,600                     84,480
                                                                 -----------
                                                                   1,681,984
                                                                 -----------
PAPER & FOREST PRODUCTS (0.3%)
Boise Cascade Corp. ....................    1,400                     48,342
Glatfelter (P. H.) Co. .................    1,700                     31,960
Wausau-Mosinee Paper Corp. .............    4,900                     59,045
                                                                 -----------
                                                                     139,347
                                                                 -----------
  TOTAL MATERIALS ......................                           4,038,248
                                                                 -----------
TELECOMMUNICATION SERVICES (1.6%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.4%)
Atlantic Tele-Network, Inc. ............      600                      9,120
Qwest Communications
  International, Inc. ..................   64,300                    180,040
                                                                 -----------
                                                                     189,160
                                                                 -----------
WIRELESS TELECOMMUNICATION
  SERVICES (1.2%)
EMS Technologies, Inc.* ................      400                      8,276
Nextel Communications, Inc.,
  Class A* .............................   93,360                    299,685
Sprint Corp. (PCS Group)* ..............   64,840                    289,835
Tessco Technologies, Inc.* .............      500                      4,900
Western Wireless Corp.,
  Class A* .............................   11,840                     38,362
                                                                 -----------
                                                                     641,058
                                                                 -----------
  TOTAL TELECOMMUNICATION
     SERVICES ..........................                             830,218
                                                                 -----------
UTILITIES (2.4%)
ELECTRIC UTILITIES (1.4%)
Calpine Corp.* .........................   53,050                    372,941
DQE, Inc. ..............................    4,400                     61,600

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Hawaiian Electronics Industries,
  Inc. .................................    1,200                $    51,060
Northeast Utilities ....................    1,200                     22,572
Potomac Electric Power Co. .............   10,000                    214,800
                                                                 -----------
                                                                     722,973
                                                                 -----------
GAS UTILITIES (0.6%)
Chesapeake Utilities Corp. .............      900                     17,109
Nicor, Inc. ............................      900                     41,175
Northwest Natural Gas Co. ..............    2,500                     71,875
NUI Corp. ..............................      500                     13,750
Peoples Energy Corp. ...................    3,000                    109,380
South Jersey Industries, Inc. ..........    1,500                     50,625
The Laclede Group, Inc. ................      500                     11,740
                                                                 -----------
                                                                     315,654
                                                                 -----------
MULTI-UTILITIES (0.4%)
Energy East Corp. ......................    8,800                    198,880
                                                                 -----------
WATER UTILITIES (0.0%)
Birmingham Utilities, Inc. .............      200                      3,710
                                                                 -----------
 TOTAL UTILITIES .......................                           1,241,217
                                                                 -----------
TOTAL COMMON STOCKS (96.0%)
  (Cost $56,174,847)....................                          50,568,427
                                                                 -----------

                                         PRINCIPAL
                                          AMOUNT
                                      --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (5.0%)
JPMorgan Chase Nassau,
  1.31%, 07/01/02
  (Amortized Cost $2,658,758)........ $ 2,658,758                  2,658,758
                                                                  ----------
TOTAL INVESTMENTS (101.0%)
  (Cost/Amortized Cost
     $58,833,605).....................                            53,227,185
OTHER ASSETS LESS
  LIABILITIES (-1.0%) ................                              (551,684)
                                                                  ----------
NET ASSETS (100%) ....................                           $52,675,501
                                                                 ===========

---------------------
* Non-income producing

  Glossary:
  ADR--American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

============================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ..........  $ 67,474,135
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..........    10,643,225

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........         $   1,518,566
Aggregate gross unrealized depreciation .........            (7,124,986)
                                                          -------------
Net unrealized depreciation .....................         $  (5,606,420)
                                                          =============
Federal income tax cost of investments ..........         $  58,833,605
                                                          =============

For the six months ended June 30, 2002, the Portfolio incurred approximately $766 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc. and $45 with SG Cowen, affiliated broker/dealers.



                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA (3.0%)
Australia & New Zealand
  Banking Group Ltd. .................     10,300                $   111,543
BHP Billiton Ltd. ....................     14,600                     84,423
Brambles Industries Ltd. .............      8,700                     46,107
Coles Meyer Ltd. .....................     16,800                     62,531
CSR Ltd. .............................     14,100                     50,582
Foster's Group Ltd. ..................     15,708                     41,623
National Bank of Australia ...........      8,800                    174,887
News Corp. Ltd. ......................      7,350                     39,943
Novogen Ltd.* ........................     56,500                     65,024
Westpac Banking Corp. ................     15,100                    137,669
                                                                 -----------
  TOTAL AUSTRALIA ....................                               814,332
                                                                 -----------
AUSTRIA (0.2%)
OMV AG ...............................        600                     58,960
                                                                 -----------
BELGIUM (0.7%)
Ackermans & van Haaren N.V. ..........      1,700                     47,010
Agfa Gevaert N.V. ....................      1,800                     32,780
Delhaize Le Lion S.A. ................      1,600                     75,057
Fortis* ..............................      1,800                     38,362
                                                                 -----------
  TOTAL BELGIUM ......................                               193,209
                                                                 -----------
BRAZIL (0.3%)
Tele Norte Leste Participacoes S.A.     5,129,000                     42,968
Unibanco Unio de Bancos
  Brasileiros S.A. (GDR) .............      2,870                     47,355
                                                                 -----------
  TOTAL BRAZIL .......................                                90,323
                                                                 -----------
CANADA (1.9%)
Bank of Nova Scotia ..................      7,300                    239,941
BCE, Inc. ............................      2,400                     41,644
Electrofuel, Inc.* ...................     10,300                      6,434
GSI Lumonics, Inc.* ..................      6,770                     52,129
Magna International, Inc.,
  Class A ............................      1,500                    103,261
Talisman Energy, Inc. ................      1,700                     76,287
                                                                 -----------
  TOTAL CANADA .......................                               519,696
                                                                 -----------
CROATIA (0.4%)
Pliva D.D. (GDR) (ss.) ...............      7,800                    112,503
                                                                 -----------
DENMARK (0.3%)
Danske Bank ..........................      1,900                     34,985
NeuroSearch A/S* .....................      2,600                     34,047
                                                                 -----------
  TOTAL DENMARK ......................                                69,032
                                                                 -----------
FINLAND (0.8%)
Fortum OYJ ...........................      7,800                     44,987
Nokia OYJ ............................      6,314                     92,413
Stora Enso OYJ .......................      5,700                     79,879
                                                                 -----------
  TOTAL FINLAND ......................                               217,279
                                                                 -----------
FRANCE (10.3%)
Alcatel S.A. .........................     10,950                     76,132
Alten* ...............................      1,810                     19,663
Assurances Ben de France .............      3,500                    160,800
Aventis S.A. .........................      3,516                    249,144
BNP Paribas ..........................      4,500                    248,874
Compagnie de Saint Gobain ............      2,480                    111,318
Eurotunnel S.A. ......................    144,820                    127,291
Infogrames Entertainment S.A.*             22,274                     84,251

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Lafarge S.A. .........................        940                $    93,762
NicOx S.A.* ..........................      8,040                    146,895
Oberthur Card Systems S.A.* ..........      5,860                     18,056
Peugeot S.A. .........................      4,100                    212,783
Sanofi-Synthelabo S.A. ...............      1,730                    105,246
Scor S.A. ............................      2,770                     84,531
SEB S.A. .............................      1,410                    124,073
Societe Generale, Class A ............      2,900                    191,031
Technip-Coflexip S.A. (ADR) ..........      2,560                     67,840
TotalFinaElf S.A* ....................      3,080                    500,071
UBI Soft Entertainment* ..............      8,555                    152,080
Vivendi Universal S.A. ...............      1,600                     34,574
                                                                 -----------
  TOTAL FRANCE .......................                             2,808,415
                                                                 -----------
GERMANY (5.4%)
Allianz AG ...........................        365                     73,104
Altana AG ............................      1,100                     55,404
AMB Aachener & Muenchener
  Beteiligungs-AG ....................        700                     68,164
BASF AG ..............................        500                     23,184
Bayer AG .............................      3,750                    118,882
Bayerische Motoren Werke
  (BMW) AG ...........................      3,475                    143,282
E.On AG ..............................      5,300                    308,821
Hannover Rueckversicherungs
  AG .................................      1,000                     78,810
Heidelberger Zement AG ...............      1,300                     63,937
Jenoptik AG ..........................     13,454                    254,448
Sauer-Danfoss, Inc. ..................      1,300                     14,508
Siemens AG ...........................      1,700                    101,994
Software AG ..........................      5,711                     76,706
Volkswagen AG ........................      1,400                     68,025
Wella AG .............................        337                     19,237
                                                                 -----------
  TOTAL GERMANY ......................                             1,468,506
                                                                 -----------
HONG KONG (0.9%)
Cheung Kong (Holdings) Ltd. ..........     10,000                     83,333
PetroChina Company Ltd. ..............    280,000                     59,590
Sun Hung Kai Properties Ltd. .........      7,000                     53,173
Wharf Holdings Ltd. ..................     25,000                     58,975
                                                                 -----------
  TOTAL HONG KONG ....................                               255,071
                                                                 -----------
INDIA (0.4%)
ICICI Banking Ltd. (ADR)* ............      9,975                     69,825
Videsh Sanchar Nigam Ltd. (ADR) ......      7,200                     43,920
                                                                 -----------
  TOTAL INDIA ........................                               113,745
                                                                 -----------
IRELAND (1.1%)
Allied Irish Banks plc ...............      9,100                    120,877
Anglo Irish Bank Corp. plc ...........     12,900                     83,192
Bank of Ireland ......................      6,600                     82,194
                                                                 -----------
  TOTAL IRELAND ......................                               286,263
                                                                 -----------
ITALY (2.7%)
Banca Popolare Di Verona e
  Novara Scrl ........................      3,000                     38,901
Bulgari S.p.A. .......................      4,810                     30,355
Ducati Motor Holding S.p.A.* .........     25,100                     39,662
ENI S.p.A. ...........................     22,600                    359,346
IntasaBCI S.p.A. .....................     25,100                     76,597
Parmalat Finanziaria S.p.A. ..........     19,800                     61,205

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Riunione Adriatica di Sicurta
  S.p.A. (RNC) ........................     2,100                $    28,185
Telecom Italia S.p.A. .................    14,649                    114,726
                                                                 -----------
  TOTAL ITALY .........................                              748,977
                                                                 -----------
JAPAN (14.2%)
Acom Co., Ltd. ........................       700                     47,831
Aucnet, Inc. ..........................     1,800                     18,456
Canon, Inc. ...........................    12,000                    453,529
Capcom Co. Ltd. .......................     4,600                    118,972
Daiichi Pharmaceutical Co., Ltd. ......     3,000                     54,814
Daiwa House Industry Co., Ltd. ........     5,000                     30,577
East Japan Railway Co. ................        18                     84,248
Fuji Photo Film Co., Ltd. .............     3,000                     96,863
Hamamatsu Photonics KK ................     5,800                    128,959
Hitachi Ltd. ..........................    24,000                    155,181
Honda Motor Co., Ltd. .................     7,400                    300,050
Hoya Corp. ............................     1,900                    138,228
Imagineer Co., Ltd. ...................       700                      4,135
Keyence Corp. .........................       300                     63,549
Koei Co., Ltd. ........................     2,700                     83,122
Mitsubishi Corp. ......................     2,000                     14,467
Mitsui & Co., Ltd. ....................     3,000                     20,073
Mitsui O.S.K. Lines, Ltd. .............    16,000                     33,639
Murata Manufacturing Co., Ltd. ........     1,300                     83,514
Nintendo Ltd. .........................     2,000                    294,510
Nippon Meat Packers, Inc. .............     5,000                     62,656
Nippon Telegraph & Telephone
  Corp. ...............................        11                     45,244
Nissan Motor Co., Ltd. ................    29,000                    200,818
NTT DoCoMo, Inc. ......................        25                     61,530
Omron Corp. ...........................     5,989                     86,692
Promise Co., Ltd. .....................     1,200                     60,471
Rohm Co., Ltd. ........................       300                     44,777
Sankyo Co. ............................     3,000                     40,798
Sega Corp.* ...........................    10,200                    245,086
SMC Corp. .............................       500                     59,111
Sony Corp. ............................     1,800                     95,061
Sumitomo Corp. ........................     4,000                     24,228
Takeda Chemical Industries Ltd. .......     3,000                    131,654
Takefuji Corp. ........................     1,850                    128,571
Tanabe Seiyaku Co., Ltd. ..............     4,000                     35,041
Tohoku Electric Power Co., Inc. .......     1,900                     26,631
Toshiba Corp.* ........................    31,000                    126,214
Toyota Motor Corp. ....................     1,700                     45,103
Uny Co., Ltd. .........................     3,000                     33,990
Ushio, Inc. ...........................     9,000                    106,925
                                                                 -----------
  TOTAL JAPAN .........................                            3,885,318
                                                                 -----------
KOREA (1.4%)
Hyundai Heavy Industries* .............     3,817                     79,798
Kookmin Bank (ADR) ....................     1,100                     54,065
LG Home Shopping, Inc. ................     1,320                    144,838
Posco (ADR) ...........................     1,100                     29,997
Samsung Electronics (GDR) Section .....       459                     62,794
                                                                 -----------
  TOTAL KOREA .........................                              371,492
                                                                 -----------
LUXEMBOURG (0.3%)
Arcelor* ..............................     4,800                     68,120
Espirito Santo Financial Group
  S.A. (ADR) ..........................     1,586                     25,186
                                                                 -----------
  TOTAL LUXEMBOURG ....................                               93,306
                                                                 -----------

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
MEXICO (0.3%)
Grupo Televisa S.A. (GDR)* ............     2,400                $    89,712
                                                                 -----------
NETHERLANDS (9.7%)
Aalberts Industries N.V. ..............     7,189                    133,335
ABN-Amro Holdings N.V. ................    13,066                    237,303
ASM International N.V.* ...............     7,400                    127,724
Boskalis Westminster N.V. .............    12,710                    412,219
Buhrmann N.V. .........................     8,400                     77,483
Computer Service Solutions
  Holding N.V. ........................     9,315                     18,399
DSM N.V. ..............................     4,000                    185,628
Elsevier N.V. .........................     6,420                     87,497
Hagemeyer N.V. ........................     2,331                     32,229
Heineken N.V., Class A ................     1,275                     55,958
ICTS International N.V. ...............     1,400                      9,800
ING Groep N.V. ........................    11,800                    302,994
Koninklijke Ahold N.V. ................     7,125                    149,880
Koninklijke Royal Philips
  Electronics N.V. ....................     6,725                    187,758
Magnus Holding N.V.* ..................    11,400                     12,384
Randstad Holdings N.V. ................     6,660                     77,810
Smit International N.V. ...............     3,900                     90,321
TNT Post Group N.V. ...................     2,300                     51,949
Unit 4 Aggresso N.V.* .................     9,730                     63,806
Van der Moolen Holding N.V. ...........     8,200                    173,303
VNU N.V. ..............................     1,334                     37,073
Wolters Kluwer N.V., Class C ..........     7,133                    135,396
                                                                 -----------
  TOTAL NETHERLANDS ...................                            2,660,249
                                                                 -----------
NORWAY (0.3%)
Norske Skogindustrier ASA .............     1,700                     31,715
Tsakos Energy Navigation Ltd. (ADR) ...     1,800                     25,200
Tsakos Energy Navigation Ltd.*(i)......     1,600                     28,144
                                                                 -----------
  TOTAL NORWAY ........................                               85,059
                                                                 -----------
PORTUGAL (0.2%)
Banco Espirito Santo S.A. .............     1,800                     20,532
Electricidade de Portugal S.A. ........    10,950                     21,196
                                                                 -----------
  TOTAL PORTUGAL ......................                               41,728
                                                                 -----------
SOUTH AFRICA (0.2%)
Sappi Ltd. (ADR) ......................     3,100                     43,462
                                                                 -----------
SPAIN (3.1%)
Amadeus Global Travel
  Distribution S.A., Class A ..........     9,000                     57,597
Banco Santander Central
  Hispano S.A. ........................    26,070                    207,003
Grupo Dragados S.A. ...................     5,300                     94,478
Iberdrola S.A. ........................     8,400                    122,363
Prosegur, Compania de
  Seguridad S.A. ......................     6,730                     94,779
Sogecable S.A.* .......................     4,100                     77,986
Telefonica S.A.* ......................    24,583                    206,364
                                                                 -----------
  TOTAL SPAIN .........................                              860,570
                                                                 -----------
SWEDEN (1.5%)
Autoliv, Inc. .........................     3,100                     75,556
Electrolux AB, Class B ................     7,300                    147,342
Nordea AB .............................    13,800                     75,078
Ortivus AB, Class B* ..................     9,200                     18,519
Svenska Cellulosa AB, Class B .........     2,800                     99,625
                                                                 -----------
  TOTAL SWEDEN ........................                              416,120
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
SWITZERLAND (5.3%)
Compagnie Financiere
  Reichemont AG, Class A ..........           977               $    22,221
Givaudan ..........................           110                    44,346
Julius Baer Holding Ltd. ..........           159                    45,671
Nestle S.A. (Registered) ..........         1,285                   299,600
Novartis AG (Registered) ..........         9,055                   398,206
Roche Holding AG ..................         1,810                   136,817
Swiss Reinsurance .................         3,122                   305,215
UBS AG ............................         4,085                   205,444
                                                                -----------
  TOTAL SWITZERLAND ...............                               1,457,520
                                                                -----------
TAIWAN (0.3%)
Campal Electronics, Inc. (GDR).....        14,400                    70,560
                                                                -----------
UNITED KINGDOM (23.4%)
3i Group plc ......................         8,260                    86,183
AstraZeneca plc ...................         5,720                   236,807
Barclays Bank plc .................        33,934                   285,525
Biocompatibles International plc           32,010                    49,281
Boots Co. plc .....................         3,522                    34,923
BP plc ............................        25,132                   211,081
British American Tobacco plc ......        16,447                   176,744
British Sky Broadcasting plc* .....         7,910                    75,840
BT Group plc ......................        37,980                   145,890
BTG plc* ..........................        12,780                    66,234
Cadbury Schweppes plc .............        11,850                    88,779
Cambridge Antibody Technology
  Group plc* ......................         1,910                    30,133
Collins Stewart Holdings plc ......        20,210                   113,982
Compass Group plc .................        13,200                    80,080
Diageo plc ........................        17,150                   222,727
Eidos plc* ........................        23,460                    45,773
Electrocomponents plc .............        12,890                    72,207
Expro International Group .........        11,980                    84,914
FKI plc ...........................        18,160                    43,390
GlaxoSmithKline plc ...............        23,563                   509,299
Halma plc .........................        75,480                   185,145
Hays plc ..........................        16,360                    38,404
Hilton Group plc ..................        12,900                    44,882
HSBC Holdings plc .................        10,080                   115,928
Kelda Group plc ...................         7,900                    51,419
Lattice Group plc .................        16,900                    44,051
Lloyds TSB Group plc ..............        37,774                   375,990
Ockham Holdings plc ...............        29,450                    16,609
Oxford Glycosciences plc* .........         4,340                    17,696
Pearson plc .......................         1,500                    14,919
Powderject Pharmaceuticals* .......        23,230                   149,428
Prudential plc ....................        12,150                   111,121
Reed International plc ............        25,550                   242,827
Rentokil Initial plc ..............        23,080                    93,933
Reuters Group plc .................         3,099                    16,439
RMC Group plc .....................         2,250                    22,516
Royal & Sun Alliance Insurance
  Group plc .......................        48,800                   179,270
Royal Bank of Scotland Group
  plc .............................         9,100                   258,003
Safeway plc .......................        42,400                   182,096
Shell Transport & Trading Co.
  plc .............................        43,600                   328,974
Shire Pharmaceuticals Group
  plc* ............................        11,150                    98,576
Six Continents plc ................        13,700                   139,184

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Skyepharma plc* ...................       171,390                $   165,893
Smith & Nephew plc ................         1,900                     10,542
Smiths Group plc ..................         2,440                     31,688
Tesco plc .........................        18,317                     66,591
Unilever plc ......................        23,151                    211,028
Vodafone Group plc ................       241,532                    331,350
Whitbread plc .....................         2,100                     19,606
Wolseley plc ......................        13,280                    134,614
WPP Group plc .....................         5,950                     50,245
                                                                 -----------
  TOTAL UNITED KINGDOM ............                                6,408,759
                                                                 -----------
TOTAL COMMON STOCKS, RIGHTS
  AND WARRANTS (88.6%)
  (Cost $24,784,208)...............                               24,240,166
                                                                 -----------
PREFERRED STOCKS:
AUSTRALIA (0.0%)
Village Roadshow Ltd. .............         8,500                      4,867
                                                                 -----------
BRAZIL (1.1%)
Empresa Brasileira de
  Aeronautica S.A. ................        50,742                    267,907
Petroleo Brasilerio Petrobyes
  S.A. (ADR) ......................         1,800                     31,320
                                                                 -----------
  TOTAL BRAZIL ....................                                  299,227
                                                                 -----------
GERMANY (0.9%)
Fresenius Medical Care AG .........         2,135                     71,690
Porsche AG ........................            76                     36,027
Wella AG ..........................         2,202                    132,221
                                                                 -----------
  TOTAL GERMANY ...................                                  239,938
                                                                 -----------
TOTAL PREFERRED STOCK (2.0%)
  (Cost $563,380)..................                                  544,032
                                                                 -----------


                                        PRINCIPAL
                                          AMOUNT
                                        ----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (8.3%)
JPMorgan Chase Nassau,
  1.31%, 07/01/02
  (Amortized Cost $2,254,920)......... $2,254,920                 2,254,920
                                                                  ---------
TOTAL INVESTMENTS (98.9%)
  (Cost/Amortized Cost
  $27,602,508)........................                           27,039,118
OTHER ASSETS LESS
  LIABILITIES (1.1%) .................                              317,309
                                                                 ----------
NET ASSETS (100.0%) ..................                          $27,356,427
                                                                ===========

---------------------
*     Non-income producing

(ss.) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $175,297 or 0.64% of net assets.

(i)   Illiquid security.

    Glossary:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt
    RNC--Rispario Non-Convertible Savings Shares

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

================================================================================
MARKET SECTOR DIVERSIFICATION

As a percentage of Total Equity Investments

Consumer Discretionary ..............      15.7%
Consumer Staples ....................       7.8
Energy ..............................       7.4
Financials ..........................      23.6
Health Care .........................      11.8
Industrials .........................      11.1
Information Technology ..............      11.6
Materials ...........................       4.4
Telecommunications Services .........       4.3
Utilities ...........................       2.3
                                          -----
                                          100.0%
                                          =====

================================================================================
At June 30, 2002 the Portfolio had the following futures contracts open:
(Note 1)

                                                                                                      UNREALIZED
                                           NUMBER OF      EXPIRATION      ORIGINAL     VALUE AT     APPRECIATION/
PURCHASES:                                 CONTRACTS         DATE           VALUE       6/30/02     (DEPRECIATION)
---------------------------------------   -----------   --------------   ----------   ----------   ---------------
Dow Jones Euro Stock 50 Index .........           5      September-02     155,576      155,892        $    316
TOPIX Index ...........................           2      September-02     177,383      170,115          (7,267)
                                                                                                      --------
                                                                                                      $ (6,951)
                                                                                                      ========

At June 30, 2002, the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows (Note 1):

                                              LOCAL
                                            CONTRACT       COST ON        U.S. $       UNREALIZED
                                             AMOUNT      ORIGINATION     CURRENT     APPRECIATION/
                                             (000S)          DATE         VALUE      (DEPRECIATION)
                                           ----------   -------------   ---------   ---------------
FOREIGN CURRENCY SELL CONTRACTS
Japanese Yen, expiring 7/15/02 .........      9,489        $72,363       $79,221       $  (6,858)
Japanese Yen, expiring 7/22/02 .........      8,892         70,247        74,264          (4,017)
Japanese Yen, expiring 8/13/02 .........      8,763         69,478        73,271          (3,793)
Japanese Yen, expiring 8/28/02 .........      3,881         32,540        32,477              63
                                                                                       ---------
                                                                                       $ (14,605)
                                                                                       =========

Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 27,012,212
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       1,591,905

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ................    $    893,733
Aggregate gross unrealized depreciation ................      (1,457,123)
                                                            ------------
Net unrealized depreciation ............................    $   (563,390)
                                                            ============
Federal income tax cost of investments .................    $ 27,602,508
                                                            ============

For the six months ended June 30, 2002, the Portfolio incurred approximately $290 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.8%)
CATALOG RETAIL (0.6%)
Insight Enterprises, Inc.* .............    2,550                $    64,235
                                                                 -----------
COMPUTER & ELECTRONICS RETAIL (0.3%)
CDW Computer Centers, Inc.* ............      710                     33,235
                                                                 -----------
INTERNET RETAIL (4.6%)
Amazon.com, Inc.* ......................    1,070                     17,387
eBay, Inc.* ............................    6,010                    370,336
Expedia, Inc., Class A* ................    1,230                     72,927
Hotels.com, Class A* ...................      370                     15,625
                                                                 -----------
                                                                     476,275
                                                                 -----------
MEDIA (3.3%)
AOL Time Warner, Inc.* .................    7,875                    115,841
Cox Communications, Inc.,
  Class A* .............................    2,200                     60,610
Gemstar-TV Guide International,
  Inc.* ................................    8,410                     45,330
Macrovision Corp.* .....................    1,750                     22,943
TMP Worldwide, Inc.* ...................      690                     14,835
Viacom, Inc., Class B* .................    2,000                     88,740
                                                                 -----------
                                                                     348,299
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY..........                             922,044
                                                                 -----------
FINANCIALS (0.8%)
DIVERSIFIED FINANCIALS (0.8%)
The BISYS Group, Inc.* .................    2,410                     80,253
                                                                 -----------
HEALTH CARE (0.6%)
PHARMACEUTICALS (0.6%)
Gilead Sciences, Inc.*(a) ..............    1,950                     64,116
                                                                 -----------
INDUSTRIALS (11.2%)
AEROSPACE & DEFENSE (4.6%)
Alliant Techsystems, Inc.*(a) ..........      660                     42,108
Lockheed Martin Corp. ..................      760                     52,820
Northrop Grumman Corp. .................      325                     40,625
Raytheon Co.(a) ........................    8,450                    344,337
                                                                 -----------
                                                                     479,890
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (6.6%)
Concord EFS, Inc.* .....................    5,750                    173,305
DST Systems, Inc.* .....................    2,550                    116,561
First Data Corp. .......................    7,040                    261,888
Fiserv, Inc.* ..........................    3,950                    145,004
                                                                 -----------
                                                                     696,758
                                                                 -----------
  TOTAL INDUSTRIALS ....................                           1,176,648
                                                                 -----------
INFORMATION TECHNOLOGY (68.0%)
APPLICATION SOFTWARE (9.5%)
BEA Systems, Inc.* .....................    7,850                     74,653
Business Objects S.A. (ADR)* ...........    1,550                     43,555
Documentum, Inc.* ......................    1,570                     18,840
Electronic Arts, Inc.* .................    1,750                    115,587
Informatica Corp.* .....................    2,350                     16,662
Intuit, Inc.* ..........................    1,900                     94,468
Mercury Interactive Corp.* .............    3,100                     71,176
Misys plc ..............................   14,900                     54,963
NetIQ Corp.* ...........................    1,080                     24,440
PeopleSoft, Inc.* ......................    3,400                     50,592
Red Hat, Inc.* .........................    6,140                     36,042
SAP AG (ADR) ...........................      110                      2,672

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Siebel Systems, Inc.* ..................    3,275                $    46,570
Symantec Corp.* ........................    1,130                     37,121
Synopsys, Inc.* ........................    5,360                    293,782
THQ, Inc.* .............................      725                     21,620
                                                                 -----------
                                                                   1,002,743
                                                                 -----------
COMPUTER HARDWARE (3.4%)
Dell Computer Corp.* ...................   10,010                    261,662
Hewlett-Packard Co. ....................    2,890                     44,159
Sun Microsystems, Inc.* ................    9,605                     48,121
                                                                 -----------
                                                                     353,942
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS (1.0%)
EMC Corp.* .............................   10,720                     80,936
Logitech International S.A.* ...........      480                     22,318
                                                                 -----------
                                                                     103,254
                                                                 -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (4.5%)
Agilent Technologies, Inc.* ............    5,720                    135,278
AU Optronics Corp. (ADR)* ..............    1,400                     11,634
Avocent Corp.* .........................    2,300                     36,616
Celestica, Inc.* .......................    1,250                     28,388
DDI Corp.* .............................      200                        200
Flextronics International Ltd.* ........   15,020                    107,093
Hirose Electric Co., Ltd. ..............      570                     49,695
RF Micro Devices, Inc.* ................      960                      7,315
Sanmina-SCI Corp.* .....................    9,750                     61,522
Semtech Corp.* .........................       90                      2,403
Solectron Corp.* .......................    5,800                     35,670
                                                                 -----------
                                                                     475,814
                                                                 -----------
INTERNET SOFTWARE & SERVICES (2.7%)
Check Point Software
  Technologies Ltd.* ...................      200                      2,712
Exult, Inc.* ...........................    2,000                     13,000
Overture Services, Inc.*(a) ............    1,950                     48,711
Softbank Corp. .........................    4,520                     62,750
WebEx Communications, Inc.* ............    2,670                     42,453
Yahoo Japan Corp.* .....................        4                     86,100
Yahoo!, Inc.* ..........................    1,560                     23,026
                                                                 -----------
                                                                     278,752
                                                                 -----------
IT CONSULTING & SERVICES (4.7%)
Accenture Ltd., Class A* ...............    2,540                     48,260
Affiliated Computer Services,
  Inc., Class A* .......................    5,080                    241,198
Computer Sciences Corp.* ...............    2,200                    105,160
Infosys Technologies Ltd.
  (ADR) ................................    1,195                     61,596
Sungard Data Systems, Inc.* ............    1,110                     29,393
Unisys Corp.* ..........................    1,190                     10,710
                                                                 -----------
                                                                     496,317
                                                                 -----------
NETWORKING EQUIPMENT (4.9%)
Brocade Communications
  Systems, Inc.* .......................    4,620                     80,758
Cisco Systems, Inc.* ...................   22,655                    316,037
Extreme Networks, Inc.* ................    7,240                     70,735
Hewitt Associates, Inc.* ...............    1,500                     34,950
Juniper Networks, Inc.* ................    2,000                     11,300
                                                                 -----------
                                                                     513,780
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT (7.3%)
Applied Materials, Inc.* ...............    9,907                $   188,431
ASE Test Ltd.* .........................    2,080                     20,176
ASM International N.V.* ................      620                     10,701
ASML Holding N.V. (New York
  Shares)* .............................    3,020                     45,662
Emulex Corp.* ..........................    1,240                     27,912
Integrated Circuit Systems, Inc.*.......    2,610                     52,696
KLA-Tencor Corp.* ......................    3,590                    157,924
Marvell Technology Group
  Ltd.*(a) .............................      105                      2,089
Microchip Technology, Inc.* ............    4,355                    119,458
Teradyne, Inc.* ........................    5,875                    138,063
                                                                 -----------
                                                                     763,112
                                                                 -----------
SEMICONDUCTORS (16.2%)
Altera Corp.* ..........................   13,140                    178,704
Atmel Corp.* ...........................    4,500                     28,170
ChipPAC, Inc., Class A* ................    8,370                     51,727
Fairchild Semiconductor
  International, Inc., Class A* ........    1,950                     47,385
Intel Corp. ............................    8,935                    163,242
Maxim Integrated Products,
  Inc.* ................................    2,310                     88,542
Micron Technology, Inc.* ...............    3,950                     79,869
PMC-Sierra, Inc.* ......................    5,240                     48,575
QLogic Corp.* ..........................      790                     30,099
Rohm Co., Ltd. .........................      160                     23,881
Samsung Electronics (GDR) (ss.) ........      450                     61,536
STMicroelectronics N.V. (New
  York Shares) .........................    2,840                     69,097
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR)* ...............................   30,662                    398,606
Texas Instruments, Inc. ................    9,650                    228,705
United Microelectronics Corp.
  (ADR)* ...............................   10,280                     75,558
Xilinx, Inc.* ..........................    5,955                    133,571
                                                                 -----------
                                                                   1,707,267
                                                                 -----------
SYSTEMS SOFTWARE (9.7%)
Adobe Systems, Inc. ....................    5,500                    156,750
Microsoft Corp.* .......................    9,030                    493,941
Network Associates, Inc.* ..............    1,630                     31,410
Oracle Corp.* ..........................   15,045                    142,476
VERITAS Software Corp.* ................    6,705                    132,692
Wind River Systems* ....................   12,590                     63,076
                                                                 -----------
                                                                   1,020,345
                                                                 -----------
TELECOMMUNICATIONS EQUIPMENT (4.1%)
CIENA Corp.* ...........................      940                      3,939
Corning, Inc. ..........................   14,135                     50,179
Motorola, Inc. .........................    4,900                     70,658
Nokia OYJ (ADR) ........................    2,850                     41,268
QUALCOMM, Inc.* ........................    5,560                    152,844
Utstarcom, Inc.* .......................    5,570                    112,347
                                                                 -----------
                                                                     431,235
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY..........                           7,146,561
                                                                 -----------

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (1.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.6%)
AT&T Corp. .............................    3,000                $    32,100
L-3 Communications Holdings,
  Inc.*(a) .............................      700                     37,800
                                                                 -----------
                                                                      69,900
                                                                 -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.4%)
Sprint Corp. (PCS Group)* ..............    4,550                     20,338
Vodafone Group plc (ADR) ...............    1,450                     19,793
                                                                 -----------
                                                                      40,131
                                                                 -----------
  TOTAL TELECOMMUNICATION
     SERVICES ..........................                             110,031
                                                                 -----------
TOTAL COMMON STOCKS (90.4%)
  (Cost $11,942,706)....................                           9,499,653
                                                                 -----------
                                        PRINCIPAL
                                          AMOUNT
                                          ------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (12.3%)
JPMorgan Chase Nassau,
  1.31%, 07/01/02
  (Amortized Cost $1,295,067)..........$1,295,067                  1,295,067
                                                                 -----------
TOTAL INVESTMENTS BEFORE
  OPTIONS WRITTEN (102.7%)
  (Cost/Amortized Cost
  $13,237,773).........................                           10,794,720
                                                                 -----------

                                         NUMBER OF
                                       CONTRACTS (B)
                                      --------------
OPTIONS WRITTEN:
WRITTEN CALL OPTIONS(C)*(-0.1%)
Alliant Techsystems, Inc.
  August @ $110.00.................          4                       (1,360)
Gilead Sciences, Inc.
  August @ $40.00..................         18                       (1,710)
L-3 Communications
  Holdings, Inc.
  July @ $1.00.....................          4                          (60)
  October @ $65.00.................          3                         (360)
                                                                -----------
                                                                       (420)
                                                                -----------
Overture Services, Inc.
  August @ $25.00..................         11                       (2,970)
Raytheon Co.
  November @ $1.00.................          9                       (1,620)
                                                                -----------
                                                                     (8,080)
                                                                -----------
WRITTEN PUT OPTIONS* (-0.1%)
Marvell Technology Group Ltd.
  August @ $32.50..................         12                      (11,160)
Overture Services, Inc.
  August @ $17.50..................         27                       (2,430)
                                                                -----------
                                                                    (13,590)
                                                                -----------
TOTAL OPTIONS WRITTEN (-0.2%)
  (Cost -$23,315) (Note 1).........                                 (21,670)
                                                                -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

================================================================================
                                       VALUE
                                      (NOTE 1)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AFTER OPTIONS
  WRITTEN (102.5%)
  (Cost/Amortized Cost
     $13,214,458)..............    $10,773,050
OTHER ASSETS LESS LIABILITIES
  (-2.5%) .....................       (266,492)
                                   -----------
NET ASSETS (100%) .............    $10,506,558
                                   ===========

----------
*     Non-income producing

(ss.) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $61,536 or 0.59% of net assets.

(a)   Fully or partially pledged as collateral on outstanding written options.

(b)   One contract relates to 100 shares.

(c)   Covered call option contracts written in connection with securities held.

      Glossary:
      ADR--American Depositary Receipt
      GDR--Global Depositary Receipt

================================================================================
Options written for the six months ended June 30, 2002, were as follows:
(Note 1)

                                                                                                 TOTAL        TOTAL
                                                                                               NUMBER OF     PREMIUMS
                                                                                               CONTRACTS     RECEIVED
                                                                                           ---------------- ---------
Options outstanding--January 1, 2002 .....................................................             --         --
Options written ..........................................................................             88    $23,315
                                                                                                       --    -------
Options outstanding--June 30, 2002 .......................................................             88    $23,315
                                                                                                       ==    =======
Investment security transactions for the six months ended June 30, 2002 were as follows:
COST OF PURCHASES:
Stocks and long-term corporate debt securities ...........................................   $ 19,863,279
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...........................................      6,550,605

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation ..................................................   $    125,951
Aggregate gross unrealized depreciation ..................................................     (2,569,004)
                                                                                             ------------
Net unrealized depreciation ..............................................................   $ (2,443,053)
                                                                                             ============
Federal income tax cost of investments ...................................................   $ 13,237,773
                                                                                             ============

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                           NUMBER                    VALUE
                                          OF SHARES                (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER STAPLES (0.5%)
DRUG RETAIL (0.3%)
CVS Corp. ................................  2,700                $    82,620
                                                                 -----------
FOOD PRODUCTS (0.2%)
Monsanto Company .........................  4,300                     76,540
                                                                 -----------
  TOTAL CONSUMER STAPLES .................                           159,160
                                                                 -----------
HEALTH CARE (94.0%)
BIOTECHNOLOGY (13.4%)
Amgen, Inc.* .............................  7,200                    301,536
Applera Corp.-Celera Genomics
  Group* .................................  9,700                    116,400
Applied Molecular Evolution,
  Inc.* ..................................  5,100                     29,478
Cambridge Antibody Technology
  Group plc* .............................    900                     14,199
Cephalon, Inc.* ..........................  8,500                    384,200
CV Therapeutics, Inc.* ...................  6,300                    117,306
Exelixis, Inc.* ..........................  7,500                     56,475
Genaera Corp.* ........................... 16,900                     30,082
Genentech, Inc.* .........................  4,300                    144,050
Genzyme Corp.-General
  Division* .............................. 14,100                    271,284
Genzyme Molecular Oncology* ..............  1,400                      3,528
Human Genome Sciences, Inc.* .............  4,700                     62,980
IDEC Pharmaceuticals Corp.* ..............  8,100                    287,145
Immunex Corp.* ........................... 11,400                    254,676
Incyte Pharmaceuticals, Inc.* ............ 11,900                     86,513
Indevus Pharmaceuticals, Inc.* ...........  1,000                      1,160
InterMune, Inc.* .........................  3,975                     83,872
Kyphon, Inc.* ............................  4,700                     68,526
MedImmune, Inc.* .........................  2,900                     76,560
Millennium Pharmaceuticals,
  Inc.* ..................................  3,700                     44,955
Orchid BioSciences, Inc.* ................    700                        924
Protein Design Labs, Inc.* ............... 16,200                    175,932
Regeneron Pharmaceuticals,
  Inc.* ..................................  2,100                     30,471
Sangstat Medical Corp.* ..................  4,100                     94,218
Telik, Inc.* .............................  3,200                     40,000
Variagenics, Inc.* .......................    200                        254
Vertex Pharmaceuticals, Inc.* ............  2,800                     45,584
Wyeth .................................... 19,450                    995,840
                                                                 -----------
                                                                   3,818,148
                                                                 -----------
HEALTH CARE DISTRIBUTORS & SERVICES (6.9%)
AdvancePCS* ..............................  8,300                    198,702
AmerisourceBergen Corp. ..................  4,790                    364,040
C.R. Bard, Inc. ..........................  2,800                    158,424
Cardinal Health, Inc. ....................  4,500                    276,345
Gambro AB, Class A ....................... 25,540                    168,127
Health Management Associates,
  Inc., Class A* .........................  6,300                    126,945
Laboratory Corp. of America
  Holdings* ..............................  6,350                    289,877
McKesson HBOC, Inc. ......................  8,500                    277,950
MedSource Technologies, Inc.* ............    200                      2,450
Varian Medical Systems, Inc.* ............  2,800                    113,540
                                                                 -----------
                                                                   1,976,400
                                                                 -----------

============================================================================
                                           NUMBER                    VALUE
                                          OF SHARES                (NOTE 1)
----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT (13.0%)
Abgenix, Inc.* ........................... 12,200                $   119,560
Amersham plc .............................  7,600                     67,191
ATS Medical, Inc.* ....................... 24,300                     13,365
Baxter International, Inc. ...............  8,095                    359,823
Becton, Dickinson & Co. ..................  6,200                    213,590
Biomet, Inc. .............................  9,450                    256,284
Boston Scientific Corp.* ................. 11,900                    348,908
Cardiac Science, Inc.* ................... 27,000                    106,650
ChromaVision Medical Systems,
  Inc.* ..................................    100                        179
Conceptus, Inc.* .........................  5,150                     84,924
Guidant Corp.* ........................... 14,100                    426,243
Ilex Oncology, Inc.* .....................  2,900                     40,861
Medtronic, Inc. .......................... 11,600                    497,060
Mentor Corp. .............................    200                      7,342
Molecular Devices Corp.* .................  5,500                     97,900
Neopharm, Inc.* ..........................    400                      5,028
Respironics, Inc.* .......................  2,700                     91,935
Rita Medical Systems, Inc.* ..............  9,100                     92,092
St. Jude Medical, Inc.* ..................  4,900                    361,865
Staar Surgical Co.* ......................  1,100                      4,532
Stryker Corp. ............................  3,650                    195,311
Terumo Corp. .............................  2,000                     26,731
Therasense, Inc.* ........................  4,600                     84,962
Thoratec Corp.* .......................... 13,600                    122,264
Urologix, Inc.* ..........................  7,000                     89,530
Zoll Medical Corp.* ......................    700                     22,771
                                                                 -----------
                                                                   3,736,901
                                                                 -----------
HEALTH CARE FACILITIES (10.0%)
Community Health Systems,
  Inc.* .................................. 20,400                    546,720
HCA, Inc. ................................ 11,990                    569,525
Health Management Systems,
  Inc.* ..................................  1,600                      5,040
Province Healthcare Co.* .................  3,000                     67,080
Tenet Healthcare Corp.* .................. 13,430                    960,917
Triad Hospitals, Inc.* ...................  4,600                    194,948
Universal Health Services, Inc.,
  Class B* ...............................  8,400                    411,600
VCA Antech, Inc.* ........................  7,000                    108,920
                                                                 -----------
                                                                   2,864,750
                                                                 -----------
HEALTH CARE SUPPLIES (1.7%)
Argonaut Technologies, Inc.* .............    200                        228
Bausch & Lomb, Inc. ......................  5,700                    192,945
Beckman Coulter, Inc. ....................  3,900                    194,610
Viasys Healthcare, Inc.* .................  5,700                     99,465
                                                                 -----------
                                                                     487,248
                                                                 -----------
MANAGED HEALTH CARE (2.3%)
Anthem, Inc.* ............................  7,260                    489,905
United Health Group, Inc. ................    100                      9,155
Wellpoint Health Networks,
  Inc.* ..................................  1,900                    147,839
                                                                 -----------
                                                                     646,899
                                                                 -----------
PHARMACEUTICALS (46.7%)
Abbott Laboratories ...................... 14,000                    527,100
Adolor Corp.* ............................  6,800                     76,568
Alexion Pharmaceuticals, Inc.* ...........  9,300                    140,895

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                           NUMBER                     VALUE
                                          OF SHARES                 (NOTE 1)
----------------------------------------------------------------------------
Allergan, Inc. .........................      100                $     6,675
Altana AG ..............................      700                     35,257
American Pharmaceutical
  Partners, Inc.* ......................    5,600                     69,216
Amylin Pharmaceuticals, Inc.* ..........   13,800                    150,972
AstraZeneca Group plc (ADR) ............   10,900                    446,900
Aventis S.A. ...........................    4,800                    340,128
Aventis S.A. (ADR) .....................    3,900                    274,677
Axcan Pharma, Inc.* ....................    4,000                     59,760
Banyu Pharmaceutical Co., Ltd...........    3,000                     38,695
Biogen, Inc.* ..........................      600                     24,858
BioMarin Pharmaceuticals, Inc.*.........    1,000                      5,219
Biovail Corp.* .........................    2,700                     78,192
Bristol-Myers Squibb Co. ...............   12,100                    310,970
Chugai Pharmaceutical Co., Ltd..........    7,000                     83,748
Ciphergen Biosystems, Inc.* ............    8,200                     30,094
Connetics Corp.* .......................    4,900                     63,303
Corvas International, Inc.* ............   19,800                     42,570
Cygnus, Inc.* ..........................      300                        606
Daiichi Pharmaceutical Co., Ltd.........    1,000                     18,271
Eisai Co., Ltd. ........................    9,000                    231,270
Elan Corp. plc (ADR)* ..................   16,200                     88,614
Eli Lilly & Co. ........................    8,300                    468,120
Forest Laboratories, Inc.* .............   10,250                    725,700
Fujisawa Pharmaceutical Co.,
  Ltd. .................................   10,000                    239,446
Gilead Sciences, Inc.* .................   10,000                    328,800
GlaxoSmithKline plc ....................    2,500                     54,036
GlaxoSmithKline plc (ADR) ..............      700                     30,198
Guilford Pharmaceuticals, Inc.* ........    4,800                     36,192
ICN Pharmaceuticals, Inc. ..............   20,300                    491,463
Isis Pharmaceuticals, Inc.* ............   22,000                    209,220
Johnson & Johnson ......................    6,500                    339,690
King Pharmaceuticals, Inc.* ............   22,900                    509,525
Kissei Pharmaceutical Co., Ltd. ........    3,000                     37,669
Kyorin Pharmaceutical Co. ..............    1,000                     24,111
Kyowa Hakko Kogyo Co., Ltd. ............    2,000                     10,846
Merck KGaA .............................    3,567                     95,995
Novartis AG (Registered) ...............    5,770                    253,744
Ono Pharmaceutical Co. .................    1,000                     35,708
Orapharma, Inc.* .......................    3,000                     13,800
Pfizer, Inc. ...........................   32,250                  1,128,750
Pharmacia Corp. ........................   37,500                  1,404,376
Praecis Pharmaceuticals, Inc.* .........   26,800                     93,264
Ribapharm, Inc.* .......................    9,100                     82,719
Rigel Pharmaceuticals, Inc.* ...........    7,800                     28,470
Roche Holding AG .......................    2,822                    213,314
Rohto Pharmaceutical Co., Ltd. .........    2,000                     15,602
Sankyo Co. .............................    7,000                     95,194
Sanofi-Synthelabo S.A. .................    6,600                    401,517
Santen Pharmaceutical Co. Ltd. .........    1,000                     10,829
Schering AG ............................    3,700                    231,488
Schering-Plough Corp. ..................   45,600                  1,121,760
Seattle Genetics, Inc.* ................    4,500                     23,445
Serono S.A., Class B ...................      348                    229,381
Shionogi & Co., Ltd. ...................   10,000                    127,566
Shire Pharmaceuticals Group plc
  (ADR)* ...............................    5,000                    129,050
Shire Pharmaceuticals Group
  plc* .................................   15,000                    132,614
Taisho Pharmaceutical Co., Ltd..........    1,000                     15,401
Takeda Chemical Industries Ltd..........    2,000                     87,769

============================================================================
                                           NUMBER                    VALUE
                                          OF SHARES                (NOTE 1)
----------------------------------------------------------------------------
Tanabe Seiyaku Co., Ltd. .................  8,000                $    70,082
Teva Pharmaceutical Industries
  Ltd. (ADR) .............................  4,900                    327,222
The Medicines Co.* .......................  7,200                     88,776
Titan Pharmaceuticals, Inc.* .............  5,900                     19,765
UCB S.A. .................................  2,500                     91,723
Viropharma, Inc.* ........................ 10,500                     15,015
Watson Pharmaceuticals, Inc.* ............  4,500                    113,715
Yamanouchi Pharmaceutical Co.,
  Ltd. ...................................  1,000                     25,947
                                                                 -----------
                                                                  13,373,575
                                                                 -----------
  TOTAL HEALTH CARE ......................                        26,903,921
                                                                 -----------
INDUSTRIALS (0.3%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Varian, Inc.* ............................  3,000                     98,850
                                                                 -----------
INFORMATION TECHNOLOGY (0.4%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Caliper Technologies Corp.* ..............    100                        835
Waters Corp.* ............................  3,900                    104,130
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY............                           104,965
                                                                 -----------
MATERIALS (0.8%)
CHEMICALS (0.8%)
Akzo Nobel N.V. ..........................  3,249                    141,471
Bayer AG .................................  3,026                     95,930
                                                                 -----------
  TOTAL MATERIALS ........................                           237,401
                                                                 -----------
TOTAL COMMON STOCKS (96.0%)
  (Cost $30,589,749)......................                        27,504,297
                                                                 -----------
                                          PRINCIPAL
                                           AMOUNT
                                          ---------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.3%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $1,218,175) .........$1,218,175                  1,218,175
                                                                 -----------
TOTAL INVESTMENTS (100.3%)
 (Cost/Amortized Cost
  $31,807,924).........................                           28,722,472
OTHER ASSETS LESS
  LIABILITIES (-0.3%) .................                              (78,581)
                                                                 -----------
NET ASSETS (100%) .....................                          $28,643,891
                                                                 ===========

---------------------
*     Non-income producing

      Glossary:
      ADR--American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

============================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $37,267,403
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      6,366,719

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ................   $    694,039
Aggregate gross unrealized depreciation ................     (3,779,491)
                                                           ------------
Net unrealized depreciation ............................   $ (3,085,452)
                                                           ============
Federal income tax cost of investments .................   $ 31,807,924
                                                           ============

For the six months ended June 30, 2002, the Portfolio incurred approximately $35 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.



                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                       PRINCIPAL                   VALUE
                                        AMOUNT                    (NOTE 1)
----------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (7.7%)
AIRLINES (0.2%)
American Airlines, Inc.
  7.86%, 10/1/11 (ss.) (i) ........   $   300,000              $    325,556
                                                               ------------
AUTOMOBILES (1.3%)
Daimler Chrysler NA Holdings
  Corp.
  6.84%, 10/15/02 .................       200,000                   202,274
  2.66%, 12/16/02 .................       500,000                   501,238
  7.13%, 4/10/03 ..................       100,000                   102,790
  7.75%, 5/27/03 ..................       400,000                   412,584
  2.22%, 8/16/04 ..................       100,000                    99,377
  7.38%, 9/15/06 ..................        60,000                    64,603
  8.00%, 6/15/10 ..................        35,000                    38,040
Ford Motor Co.
  7.45%, 7/16/31 ..................       180,000                   167,552
                                                               ------------
                                                                  1,588,458
                                                               ------------
CASINOS & GAMING (1.3%)
Harrahs Operating Co., Inc.
  7.50%, 1/15/09 ..................       100,000                   105,551
International Game Technology
  8.38%, 5/15/09 ..................       290,000                   305,950
MGM Mirage, Inc.
  6.63%, 2/1/05 ...................       190,000                   191,920
  6.95%, 2/1/05 ...................       500,000                   507,078
  8.50%, 9/15/10 ..................       300,000                   312,857
Park Place Entertainment Corp.
  7.95%, 8/1/03 ...................       100,000                   102,227
Station Casinos, Inc.
  8.38%, 2/15/08 ..................       100,000                   102,125
                                                               ------------
                                                                  1,627,708
                                                               ------------
HOTELS (0.7%)
Hilton Hotels Corp.
  7.70%, 7/15/02 ..................       500,000                   500,699
ITT Corp.
  6.75%, 11/15/03 .................       100,000                   101,213
  6.75%, 11/15/05 .................       100,000                    98,344
Starwood Hotels & Resorts
  Worldwide, Inc.
  7.88%, 5/1/12 (ss.) .............       200,000                   196,000
                                                               ------------
                                                                    896,256
                                                               ------------
MEDIA (4.2%)
AOL Time Warner, Inc.
  5.63%, 5/1/05 ...................        25,000                    24,530
  6.15%, 5/1/07 ...................       100,000                    95,525
  6.88%, 5/1/12 ...................        50,000                    46,112
  7.63%, 4/15/31 ..................       155,000                   135,706
  7.70%, 5/1/32 ...................       400,000                   354,840
British Sky Broadcasting plc
  8.20%, 7/15/09 ..................       300,000                   294,905
Comcast Cable Communications,
  Inc.
  6.38%, 1/30/06 ..................       135,000                   130,750
  6.20%, 11/15/08 .................        30,000                    27,214
  6.88%, 6/15/09 ..................        40,000                    36,435
  6.75%, 1/30/11 ..................       265,000                   234,870
Continental Cablevision
  8.30%, 5/15/06 ..................       300,000                   306,873

================================================================================
                                       PRINCIPAL                    VALUE
                                        AMOUNT                     (NOTE 1)
--------------------------------------------------------------------------------
COX Communications, Inc.
  6.50%, 11/15/02 .................   $   200,000              $    200,574
  6.75%, 3/15/11 ..................       200,000                   178,072
  6.15%, 8/1/33 ...................       914,000                   921,645
CSC Holdings, Inc.
  7.63%, 4/1/11 ...................       500,000                   402,290
Panamsat Corporation
  6.00%, 1/15/03 ..................       100,000                    98,985
Rogers Cablesystems, Ltd.
  10.00%, 3/15/05 .................       200,000                   213,000
TCI Communications, Inc.
  8.25%, 1/15/03 ..................       400,000                   392,012
  6.38%, 5/1/03 ...................       500,000                   510,631
  8.65%, 9/15/04 ..................       300,000                   305,274
Time Warner, Inc.
  6.95%, 1/15/28 ..................        10,000                     8,156
  6.63%, 5/15/29 ..................       125,000                    97,457
Viacom, Inc.
  6.40%, 1/30/06 ..................       165,000                   174,176
                                                               ------------
                                                                  5,190,032
                                                               ------------
  TOTAL CONSUMER DISCRETIONARY.....                               9,628,010
                                                               ------------
CONSUMER STAPLES (1.2%)
FOOD PRODUCTS (1.1%)
General Mills, Inc.
  5.13%, 2/15/07 ..................        50,000                    49,967
  6.00%, 2/15/12 ..................        95,000                    94,106
Kellogg Co.
  6.00%, 4/1/06 ...................       135,000                   141,087
  6.60%, 4/1/11 ...................        35,000                    36,641
Kraft Foods, Inc.
  5.25%, 6/1/07 ...................        70,000                    70,991
  5.63%, 11/1/11 ..................       190,000                   188,287
  6.25%, 6/1/12 ...................        40,000                    41,216
R.J. Reynolds Tobacco Holdings,
  Inc.
  7.38%, 5/15/03 (ss.) + ..........       100,000                    99,214
  7.38%, 5/15/03 ..................       600,000                   619,188
Unilever Capital Corp.
  7.13%, 11/1/10 ..................        30,000                    33,061
                                                               ------------
                                                                  1,373,758
                                                               ------------
FOOD RETAIL (0.1%)
Kroger Co.
  7.80%, 8/15/07 ..................        25,000                    27,609
  2.66%, 8/16/12 ..................       150,000                   150,029
                                                               ------------
                                                                    177,638
                                                               ------------
  TOTAL CONSUMER STAPLES ..........                               1,551,396
                                                               ------------
ENERGY (2.1%)
INTEGRATED OIL & GAS (1.1%)
Amerada Hess Corp.
  7.88%, 10/1/29 ..................        75,000                    81,614
  7.30%, 8/15/31 ..................        80,000                    81,156
Coastal Corp.
  8.13%, 9/15/02 ..................       700,000                   701,723
Conoco Funding Co.
  5.45%, 10/15/06 .................       150,000                   153,665
  6.35%, 10/15/11 .................        40,000                    41,517
Conoco, Inc.
  6.95%, 4/15/29 ..................        40,000                    40,879

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                VALUE
                                            AMOUNT                (NOTE 1)
----------------------------------------------------------------------------
Occidental Petroleum Corp.
  6.75%, 1/15/12 ...................... $   105,000             $    110,610
  8.45%, 2/15/29 ......................      20,000                   23,422
Phillips Petroleum Co.
  7.00%, 3/30/29 ......................      30,000                   31,262
WCG Note Trust
  8.25%, 3/15/04 (ss.) (i) ............      75,000                   68,985
                                                                ------------
                                                                   1,334,833
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES (0.8%)
Consolidated Natural Gas Co.
  6.85%, 4/15/11 ......................     100,000                  104,064
El Paso Corp.
  7.00%, 5/15/11 ......................     390,000                  371,343
  7.88%, 6/15/12 (ss.) (i) ............      30,000                   30,203
  7.50%, 11/15/26 .....................      45,000                   42,052
  7.75%, 1/15/32 ......................     285,000                  264,292
  8.38%, 6/15/32 (ss.) (i) ............      40,000                   41,137
Texas Eastern Transmission LP
  5.25%, 7/15/07 ......................     120,000                  119,839
                                                                ------------
                                                                     972,930
                                                                ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.2%)
Anadarko Petroleum Corp.
  5.38%, 3/1/07 .......................      55,000                   55,752
  6.13%, 3/15/12 ......................      30,000                   30,042
Devon Energy Corp.
  7.95%, 4/15/32 ......................     105,000                  112,947
Devon Funding Corp. ULC
  7.88%, 9/30/31 ......................      50,000                   53,319
                                                                ------------
                                                                     252,060
                                                                ------------
  TOTAL ENERGY ........................                            2,559,823
                                                                ------------
FINANCIALS (75.7%)
ASSET BACKED (4.6%)
American Airlines, Inc.,
  Series 99-1
  7.02%, 10/15/09 .....................     150,000                  157,046
Asset Backed Securities Corp.,
  Series 02-HE1 A1
  2.28%, 3/15/32 ......................     319,615                  320,636
Bank One Issuance Trust,
  Series 02-A2 A2
  4.16%, 1/15/08 ......................     325,000                  328,118
Bear Stearns Asset Backed
  Securities, Inc.,
  Series 01-A AI1
  2.04%, 6/15/16 ......................     142,909                  142,909
Chase Funding Loan Acquisition
  Trust,
  Series 01-FF1 A2
  2.09%, 4/25/31 ......................     341,690                  339,217
Citibank Credit Card Issuance
  Trust,
  Series 02-A3 A3
  4.40%, 5/15/07 ......................     275,000                  279,168
Citibank Credit Card Master
  Trust I,
  Series 98-9 A
  5.30%, 1/9/06 .......................     425,000                  436,420

============================================================================
                                          PRINCIPAL                VALUE
                                           AMOUNT                 (NOTE 1)
----------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
  Series 01-B A3
  4.85%, 6/6/05 ....................... $   300,000             $    307,873
First USA Credit Card Master
  Trust,
  Series 96-6 A
  1.98%, 7/10/06 ......................     250,000                  250,034
GMAC Mortgage Corp. Loan
  Trust,
  Series 99-HLTV A1
  1.48%, 11/18/25 .....................     136,021                  136,363
Home Equity Asset Trust,
  Series 02-1 A4
  2.14%, 11/25/32 .....................     600,000                  600,000
Merrill Lynch Mortgage
  Investors, Inc.,
  Series 02-AFC1 AV1
  2.22%, 4/25/31 ......................     406,706                  407,713
Nissan Auto Receivables Owner
  Trust,
  Series 02-B A3
  3.99%, 12/15/05 .....................     400,000                  406,678
Steers Delaware Business Trust,
  Series 02-11
  7.52%, 5/27/03 (ss.) (i) ............     150,000                  147,150
Target Return Index Securities
  Trust,
  Series 5-02
  6.00%, 1/25/07 (ss.) ................     480,000                  487,056
Vanderbilt Acquisition Loan
  Trust,
  Series 02-1 A1
  3.28%, 1/7/13 .......................   1,000,000                  999,931
                                                                ------------
                                                                   5,746,312
                                                                ------------
BANKS (1.2%)
Bank Of America Mortgage
  Securities
  6.23%, 6/25/31 ......................     425,811                  436,160
Bank One Corp.
  6.50%, 2/1/06 .......................     130,000                  138,017
Barclays Bank plc
  8.55%, 12/31/49 (ss.) ...............     120,000                  138,117
Charter Communications
  Holdings LLC
  9.63%, 11/15/09 (ss.) ...............     100,000                   66,500
European Investment Bank
  5.63%, 1/24/06 ......................     105,000                  109,492
International Finance Corp.
  7.13%, 4/6/05 .......................      30,000                   32,698
  4.75%, 4/30/07 ......................     100,000                  101,370
KBC Bank Fund Trust III
  9.86%, 11/29/49 (ss.) (i) ...........     260,000                  306,884
Royal Bank of Scotland Group
  plc (ADR)
  9.12%, 12/31/49 .....................     125,000                  147,012
Wachovia Corp.
  6.30%, 4/15/28 ......................      60,000                   62,145
                                                                ------------
                                                                   1,538,395
                                                                ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                 (NOTE 1)
----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (6.0%)
Amortizing Residential Collateral
  Trust,
  Series 02-BC3M A
  2.11%, 6/25/32 .......................$    795,208            $    789,721
Bear Stearns Adjustable Rate
  Mortgage Trust,
  Series 02-2 IIIA
  6.90%, 6/25/31 .......................      80,094                  81,769
Chase Commercial Mortgage
  Securities Corp.,
  Series 99-2 A2
  7.20%, 1/15/32 .......................     100,000                 109,962
Chase Mortgage Financial Corp.,
  Series 01-S1 A2
  7.25%, 2/25/31 .......................     760,944                 784,724
COMM,
  Series 99-1, Class A2
  6.46%, 9/15/08 .......................      50,000                  53,241
Credit-Based Asset Servicing and
  Securitization,
  Series 02-CB1 A2A
  2.19%, 1/25/32 .......................     361,640                 362,306
CS First Boston Mortgage
  Securities Corp.
  2.48%, 3/25/32 (ss.) (i)+ ............     486,912                 486,912
  Series 02-AR2 2A1
  2.25%, 2/25/32 .......................     278,080                 277,400
  Series P2A-A21
  2.17%, 3/25/32 .......................     700,000                 700,000
Delta Air Lines, Inc.,
  Series 00-1
  7.57%, 11/18/10 ......................     300,000                 321,853
First Horizon Asset Securities,
  Inc.,
  Series 00-H 1A
  7.00%, 5/25/30 .......................     229,146                 236,091
Heller Financial, Inc.,
  Series 99-PH1 A1
  6.50%, 5/15/31 .......................     196,856                 208,292
Household Finance Corp.,
  Series 02
  2.19%, 5/20/32 .......................     700,000                 700,000
LB-UBS Commercial Mortgage
  Trust,
  Series 00-C5 A2
  6.51%, 12/15/26 ......................     175,000                 185,980
Paine Webber Mortgage
  Acceptance Corp.,
  Series 99-C1 A2
  6.82%, 4/15/09 .......................     283,500                 305,488
Prudential Securities Secured
  Financing Co.,
  Series 99-NRF1 A2
  6.48%, 1/15/09 .......................     150,000                 159,406
Structured Asset Securities
  Corp.,
  Series 01-3A 1A1
  2.33%, 3/25/31 .......................     125,176                 126,275
  Series 02-9-AZ
  2.16%, 10/25/27 ......................     574,263                 574,263

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------
  Series 02-HF1 A
  2.13%, 1/25/33 .......................$    395,250            $    395,250
Washington Mutual Mortgage
  Securities Corp.,
  Series 01-2 A3
  6.01%, 4/25/31 .......................     546,503                 545,230
                                                                ------------
                                                                   7,404,163
                                                                ------------
DIVERSIFIED FINANCIALS (7.7%)
Bear Stearns Cos., Inc.
  6.50%, 5/1/06 ........................      25,000                  26,281
CIT Group, Inc.
  2.01%, 9/13/02 .......................     200,000                 198,300
  2.15%, 9/13/02 .......................     600,000                 594,900
  6.38%, 10/1/02 .......................     105,000                 104,300
  5.92%, 1/15/03 .......................     100,000                  98,549
  2.25%, 2/28/03 .......................     400,000                 391,000
Citigroup, Inc.
  6.75%, 12/1/05 .......................     130,000                 139,751
  5.75%, 5/10/06 .......................      80,000                  83,227
  5.00%, 3/6/07 ........................      25,000                  25,208
  7.25%, 10/1/10 .......................     215,000                 234,026
  6.63%, 6/15/32 .......................      50,000                  48,340
Credit Suisse First Boston, USA,
  Inc.
  5.75%, 4/15/07 .......................       5,000                   5,115
DaimlerChrysler Financial
  Services North America, LLC
  2.00%, 8/8/02 ........................     100,000                  99,966
Ford Motor Credit Co.
  6.55%, 9/10/02 .......................     100,000                 100,614
  7.75%, 11/15/02 ......................     100,000                 101,032
  7.50%, 1/15/03 .......................     200,000                 202,714
  2.17%, 6/2/03 ........................     500,000                 495,743
  6.88%, 2/1/06 ........................     460,000                 469,812
  7.38%, 10/28/09 ......................      55,000                  56,936
  7.88%, 6/15/10 .......................      90,000                  93,491
General Electric Capital Corp.
  6.80%, 11/1/05 .......................      25,000                  26,973
  5.24%, 6/15/07 .......................     300,000                 302,070
  6.13%, 2/22/11 .......................      70,000                  71,339
  6.00%, 6/15/12 .......................     235,000                 235,806
  6.75%, 3/15/32 .......................      40,000                  39,291
General Motors Acceptance
  Corp.
  5.88%, 1/22/03 .......................     100,000                 101,515
  2.01%, 8/18/03 .......................     200,000                 198,491
  6.75%, 1/15/06 .......................      80,000                  83,057
  7.75%, 1/19/10 .......................     190,000                 200,824
  7.25%, 3/2/11 ........................     140,000                 143,186
  6.88%, 9/15/11 .......................     220,000                 218,420
Golden State Bancorp, Inc.
  2.91%, 8/1/03 ........................     200,000                 198,981
  7.00%, 8/1/03 ........................     980,000               1,014,614
Household Finance Corp.
  5.88%, 11/1/02 .......................     150,000                 151,765
  3.17%, 3/11/04 .......................     130,000                 130,859
HSBC Capital Funding LP
  10.18%, 12/29/49 (ss.) (i) ...........     200,000                 255,404
J.P. Morgan Chase & Co.
  5.25%, 5/30/07 .......................     290,000                 291,679

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                 (NOTE 1)
----------------------------------------------------------------------------
KFW International Finance
  5.25%, 6/28/06 .....................  $    50,000             $     51,556
  4.75%, 1/24/07 .....................      275,000                  279,053
Lehman Brothers Holdings. Inc.
  6.25%, 5/15/06 .....................       50,000                   52,060
  6.63%, 1/18/12 .....................       40,000                   40,848
Morgan Stanley Dean Witter
  & Co.
  5.80%, 4/1/07 ......................       75,000                   76,918
  6.75%, 4/15/11 .....................      105,000                  108,012
National Rural Utilities
  Cooperative Finance Corp.
  2.94%, 4/26/04 .....................      500,000                  499,954
Panhandle Holding Co.
  6.50%, 7/15/09 .....................      100,000                   84,742
Pemex Finance, Ltd.
  9.03%, 2/15/11 .....................      100,000                  108,549
Redwood Capital II, Ltd.
  5.05%, 1/1/04 (ss.) + ..............      200,000                  200,000
Sears Roebuck Acceptance Corp.
  7.00%, 6/1/32 ......................       85,000                   81,425
Sprint Capital Corp.
  5.70%, 11/15/03 ....................      375,000                  333,232
  8.38%, 3/15/12 (ss.) (i) ...........      100,000                   82,846
  8.75%, 3/15/32 (ss.) ...............      300,000                  230,979
Union Oil Co. of California
  7.50%, 2/15/29 .....................       60,000                   63,572
                                                                ------------
                                                                   9,527,325
                                                                ------------
FOREIGN GOVERNMENT (2.3%)
Federative Republic of Brazil
  3.06%, 4/15/06 .....................      256,000                  201,600
  11.50%, 3/12/08 ....................      340,000                  231,200
  8.00%, 4/15/14 .....................      123,141                   77,887
Government of Croatia
  2.88%, 7/31/06 .....................       91,461                   91,346
  2.87%, 7/31/10 .....................      231,818                  230,949
Government of South Africa
  7.38%, 4/25/12 .....................      100,000                   98,875
Republic of Panama
  8.25%, 4/22/08 .....................      100,000                   96,000
  9.63%, 2/8/11 ......................      150,000                  145,500
Republic of Peru
  9.13%, 2/21/12 Section .............      250,000                  226,375
  9.13%, 2/21/12 .....................      250,000                  226,375
Republic of South Africa
  9.13%, 5/19/09 .....................      100,000                  112,250
United Mexican States
  8.50%, 2/1/06 ......................      150,000                  159,750
  8.38%, 1/14/11 .....................      300,000                  311,490
  7.50%, 1/14/12 .....................      590,000                  583,215
                                                                ------------
                                                                   2,792,812
                                                                ------------
INSURANCE (0.4%)
Allstate Corp.
  7.88%, 5/1/05 ......................       20,000                   22,043
  5.38%, 12/1/06 .....................       70,000                   71,834
  7.20%, 12/1/09 .....................       75,000                   82,493
Marsh & McLennan Companies,
  Inc.
  6.25%, 3/15/12 Section .............       45,000                   46,685

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                 (NOTE 1)
----------------------------------------------------------------------------
Metlife, Inc.
  6.13%, 12/1/11 .....................  $    60,000             $     61,247
Prudential Life Insurance Co.
  7.65%, 7/1/07 (ss.) ................      150,000                  164,534
                                                                ------------
                                                                     448,836
                                                                ------------
REAL ESTATE (0.6%)
EOP Operating LP
  6.38%, 2/15/03 .....................      300,000                  306,196
  7.00%, 7/15/11 .....................       50,000                   52,527
  6.75%, 2/15/12 .....................       50,000                   51,742
  7.50%, 4/19/29 .....................       20,000                   19,679
Equity Residential Properties
  Trust
  6.63%, 3/15/12 .....................      175,000                  180,083
Host Marriott LP
  8.38%, 2/15/06 .....................      200,000                  196,000
                                                                ------------
                                                                     806,227
                                                                ------------
U.S. GOVERNMENT (11.0%)
U.S. Treasury Bonds
  10.38%, 11/15/12 ...................    1,075,000                1,381,665
  9.25%, 2/15/16 .....................    1,085,000                1,491,061
  8.13%, 8/15/19 .....................    1,435,000                1,838,077
  8.50%, 2/15/20 .....................    1,175,000                1,557,040
  5.89%, 11/15/21 IO .................    1,745,000                  552,031
  8.00%, 11/15/21 ....................    1,890,000                2,417,423
  5.38%, 2/15/31 .....................      995,000                  974,323
U.S. Treasury Notes (a)
  3.38%, 4/30/04 .....................      590,000                  596,225
  6.75%, 5/15/05 .....................       45,000                   49,113
  4.38%, 5/15/07 .....................       20,000                   20,275
  4.88%, 2/15/12 .....................    2,680,000                2,690,050
                                                                ------------
                                                                  13,567,283
                                                                ------------
U.S. GOVERNMENT AGENCIES (41.9%)
Federal Home Loan Mortgage
  Corp.
  2.45%, 1/16/03 .....................      500,000                  501,215
  7.00%, 3/15/10 .....................    1,055,000                1,180,608
  5.25%, 7/15/11 .....................      458,167                  467,588
  6.00%, 2/1/17 ......................    1,393,470                1,423,082
  6.50%, 3/1/17 ......................      988,006                1,024,128
  5.50%, 6/1/17 ......................      499,951                  501,041
  6.00%, 7/15/17 .....................    3,500,000                3,574,375
  6.00%, 12/15/28 ....................      470,434                  488,402
  6.50%, 4/15/29 .....................      491,146                  480,668
  2.21%, 12/15/29 ....................      478,981                  479,192
  6.50%, 7/15/32 .....................    1,700,000                1,734,527
  7.00%, 7/15/31, TBA ................    1,400,000                1,449,882
Federal National Mortgage
  Association
  5.13%, 2/13/04 .....................      160,000                  166,014
  5.50%, 2/15/06 .....................      325,000                  341,211
  6.00%, 12/25/08 ....................      400,000                  415,500
  6.00%, 9/25/11 .....................      460,000                  475,093
  6.00%, 11/1/16 .....................       61,173                   62,377
  6.00%, 1/1/17 ......................      314,762                  320,956
  5.50%, 2/1/17 ......................      855,852                  856,648
  6.00%, 3/1/17 ......................      850,632                  867,372
  6.00%, 4/1/17 ......................      223,397                  227,793

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                 VALUE
                                            AMOUNT                 (NOTE 1)
----------------------------------------------------------------------------
  6.00%, 5/1/17 ........................ $ 1,143,751            $  1,166,260
  6.00%, 6/1/17 ........................   2,706,413               2,760,146
  5.50%, 7/25/17 .......................   6,000,000               6,005,643
  6.00%, 7/25/17 .......................     500,000                 509,845
  6.00%, 8/25/17 .......................   2,500,000               2,539,850
  2.39%, 5/25/26 .......................     306,242                 306,242
  6.00%, 11/1/28 .......................     285,938                 286,473
  6.00%, 7/15/31 .......................   2,000,000               1,995,000
  7.00%, 12/1/31 .......................     100,891                 104,485
  6.00%, 4/1/32 ........................     100,010                  99,760
  6.00%, 6/1/32 ........................     500,000                 498,750
  6.00%, 8/25/32, TBA ..................   1,900,000               1,887,750
  6.50%, 7/15/49, TBA ..................   2,000,000               2,038,760
Government National Mortgage
  Association
  6.75%, 7/20/27 .......................      89,669                  92,527
  6.00%, 11/15/28 ......................     148,307                 148,909
  6.00%, 6/15/32 .......................   2,499,950               2,496,825
  6.50%, 6/20/32 .......................     300,000                 270,750
  6.00%, 7/15/32 .......................   5,000,000               4,993,750
  6.50%, 7/15/49, TBA ..................   5,000,000               5,100,000
Student Loan Marketing
  Association
  1.87%, 3/25/07 .......................     450,000                 450,000
  2.02%, 7/25/08 .......................     312,542                 312,736
  1.98%, 4/25/10 .......................     292,608                 292,514
  1.88%, 10/25/10 ......................     409,974                 409,851
                                                                ------------
                                                                  51,804,498
                                                                ------------
  TOTAL FINANCIALS .....................                          93,635,851
                                                                ------------
HEALTH CARE (0.3%)
HEALTH CARE EQUIPMENT &
  SERVICES (0.3%)
Beverly Enterprises, Inc.
  9.00%, 2/15/06 .......................     100,000                 100,125
HCA, Inc.
  3.51%, 9/19/02 .......................     200,000                 200,067
Wellpoint Health Networks
  6.38%, 1/15/12 .......................      30,000                  31,071
                                                                ------------
  TOTAL HEALTH CARE ....................                             331,263
                                                                ------------
INDUSTRIALS (3.9%)
AEROSPACE & DEFENSE (2.1%)
Honeywell International, Inc.
  6.88%, 10/3/05 .......................      30,000                  32,345
  6.13%, 11/1/11 .......................      50,000                  51,153
Lockheed Martin Corp.
  7.25%, 5/15/06 .......................      50,000                  54,327
  8.20%, 12/1/09 .......................      80,000                  92,880
  7.20%, 5/1/36 ........................     170,000                 185,791
Martin Marietta Corp.
  6.50%, 4/15/03 .......................     200,000                 204,899
Northrop Grumman Corp.
  7.13%, 2/15/11 .......................     105,000                 111,831
Raytheon Co.
  6.45%, 8/15/02 .......................     900,000                 903,334
  7.90%, 3/1/03 ........................     700,000                 717,927
  6.15%, 11/1/08 .......................      30,000                  30,489
  6.55%, 3/15/10 .......................      80,000                  81,910
United Technologies Corp.
  7.13%, 11/15/10 ......................      85,000                  93,342
                                                                ------------
                                                                   2,560,228
                                                                ------------

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.4%)
Allied Waste North America
  7.38%, 1/1/04 ........................$   100,000             $     97,000
Waste Management, Inc.
  6.63%, 7/15/02 .......................    100,000                  100,106
  7.70%, 10/1/02 .......................    107,500                  108,522
  6.50%, 12/15/02 ......................     85,000                   85,965
WMX Technologies, Inc.
  6.38%, 12/1/03 .......................    165,000                  168,790
                                                                ------------
                                                                     560,383
                                                                ------------
ELECTRICAL EQUIPMENT (0.2%)
Midwest Generation LLC
  8.30%, 7/2/09 ........................    170,000                  169,228
  8.56%, 1/2/16 ........................    100,000                  100,026
                                                                ------------
                                                                     269,254
                                                                ------------
INDUSTRIAL CONGLOMERATES (0.5%)
General Electric Capital Corp.
  5.35%, 3/30/06 .......................    150,000                  153,985
Kinder Morgan, Inc.
  6.65%, 3/1/05 ........................     40,000                   41,963
KN Energy, Inc.
  6.45%, 3/1/03 ........................    270,000                  275,118
Tyco International Group S.A.
  6.38%, 2/15/06 .......................     80,000                   64,772
  6.38%, 10/15/11 ......................    105,000                   80,378
                                                                ------------
                                                                     616,216
                                                                ------------
RAILROADS (0.7%)
Burlington Northern Santa Fe Corp.
  6.38%, 12/15/05 ......................     75,000                   78,817
  5.90%, 7/1/12 ........................     50,000                   49,331
  5.94%, 1/15/22 .......................    160,000                  160,000
Canadian National Railway Co. ..........
  6.90%, 7/15/28 .......................     60,000                   61,317
Norfolk Southern Corp.
  2.62%, 2/28/05 .......................    400,000                  399,909
  7.05%, 5/1/37 ........................     75,000                   79,006
                                                                ------------
                                                                     828,380
                                                                ------------
  TOTAL INDUSTRIALS ....................                           4,834,461
                                                                ------------
INFORMATION TECHNOLOGY (0.0%)
SEMICONDUCTOR EQUIPMENT (0.0%)
Oncor Electric Delivery
  6.38%, 5/1/12 Section ................     20,000                   20,549
                                                                ------------
MATERIALS (0.8%)
CHEMICALS (0.1%)
Dow Chemical Co.
  5.75%, 12/15/08 ......................     35,000                   35,358
Resolution Funding Corp.,
  (Zero Coupon)
  7/15/18 ..............................     75,000                   27,820
  10/15/18 .............................     75,000                   27,335
                                                                ------------
                                                                      90,513
                                                                ------------
PAPER & FOREST PRODUCTS (0.7%)
International Paper Co.
  8.99%, 3/21/03 .......................    500,000                  521,070
Weyerhaeuser Co.
  3.09%, 9/15/03 (ss.) .................    200,000                  200,059

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------
  6.13%, 3/15/07 (ss.) ................ $    75,000             $     77,187
  5.95%, 11/1/08 (ss.) ................      35,000                   35,406
  7.13%, 7/15/23 ......................      20,000                   20,096
  7.38%, 3/15/32 (ss.) (i) ............      30,000                   30,450
                                                                ------------
                                                                     884,268
                                                                ------------
  TOTAL MATERIALS .....................                              974,781
                                                                ------------
TELECOMMUNICATION SERVICES (3.9%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.2%)
AT&T Corp.
  8.00%, 11/15/31 (ss.) ...............     120,000                   94,200
British Telecommunications plc
  3.30%, 12/15/03 .....................     400,000                  400,757
CenturyTel, Inc.
  7.75%, 10/15/12 .....................     100,000                  100,793
Citizens Communications Co.
  7.63%, 8/15/08 ......................      50,000                   45,689
  9.00%, 8/15/31 ......................      15,000                   12,535
Deutsche Telekom International
  Finance BV
  8.00%, 6/15/10 ......................     215,000                  214,067
France Telecom S.A.
  3.64%, 3/14/03 ......................     300,000                  300,459
  9.00%, 3/1/31 .......................     200,000                  176,904
Qwest Capital Funding, Inc.
  6.13%, 7/15/02 ......................     100,000                   99,600
  5.88%, 8/3/04 .......................      10,000                    6,400
  7.00%, 8/3/09 .......................     165,000                   91,575
  7.75%, 2/15/31 ......................     200,000                  100,000
Qwest Corp.
  6.38%, 10/15/02 .....................     550,000                  485,006
  7.63%, 6/9/03 .......................     350,000                  322,000
  8.88%, 6/1/31 .......................     100,000                   78,000
Sprint Corp.
  8.13%, 7/15/02 ......................     150,000                  150,025
  9.50%, 4/1/03 .......................     300,000                  313,984
Verizon Communications, Inc.
  6.50%, 9/15/11 ......................      60,000                   58,676
Verizon Global Funding Corp.
  6.13%, 6/15/07 ......................     530,000                  526,905
  7.25%, 12/1/10 ......................      80,000                   79,725
  7.75%, 12/1/30 ......................      60,000                   57,131
Verizon New England, Inc.
  5.88%, 1/17/12 ......................      65,000                   60,720
Verizon Pennsylvania
  5.65%, 11/15/11 .....................      50,000                   45,978
WorldCom, Inc.
  6.40%, 8/15/05 ......................      20,000                    3,000
  7.38%, 1/15/06 (ss.) ................       1,000                      160
  8.00%, 5/15/06 ......................      20,000                    3,000
  8.25%, 5/15/10 ......................      60,000                    9,000
  7.38%, 1/15/11 (ss.) ................     300,000                   58,500
  7.50%, 5/15/11 ......................      60,000                    9,000
  8.25%, 5/15/31 ......................      50,000                    7,500
                                                                ------------
                                                                   3,911,289
                                                                ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.7%)
AT&T Wireless Services, Inc.
  8.13%, 5/1/12 .......................     300,000                  244,631

============================================================================
                                          PRINCIPAL                  VALUE
                                           AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------
Verizon Wireless, Inc.
  2.29%, 12/17/03 (ss.) (i) ........... $   500,000             $    491,879
Vodafone Group plc
  7.75%, 2/15/10 ......................     125,000                  132,908
                                                                ------------
                                                                     869,418
                                                                ------------
  TOTAL TELECOMMUNICATION
     SERVICES .........................                            4,780,707
                                                                ------------
UTILITIES (3.3%)
ELECTRIC UTILITIES (2.3%)
Dominion Resources, Inc.
  2.65%, 9/16/02 ......................     100,000                  100,053
  7.63%, 7/15/05 ......................      20,000                   21,685
DTE Energy Co.
  6.00%, 6/1/04 .......................      40,000                   41,332
  6.45%, 6/1/06 .......................      70,000                   72,931
  7.05%, 6/1/11 .......................      80,000                   84,126
Exelon Corp.
  6.75%, 5/1/11 .......................      35,000                   36,280
FirstEnergy Corp.
  7.38%, 11/15/31 .....................     125,000                  117,328
Illinois Power Co.
  6.25%, 7/15/02 ......................     250,000                  249,776
Indiana Michigan Power Co.
  2.53%, 9/3/02 .......................     200,000                  200,075
Ipalco Enterprises, Inc.
  7.38%, 11/14/08 Section .............     190,000                  177,785
Niagara Mohawk Power Corp.
  5.88%, 9/1/02 .......................     300,000                  301,324
  7.25%, 10/1/02 ......................     151,220                  152,905
  7.38%, 7/1/03 .......................     211,707                  220,936
Progress Energy, Inc.
  6.75%, 3/1/06 .......................     235,000                  246,900
PSEG Energy Holdings, Inc.
  6.13%, 8/1/02 .......................     200,000                  200,563
  8.50%, 6/15/11 ......................     100,000                   93,342
PSEG Power
  6.95%, 6/1/12 (ss.) (i) .............   300,000                  301,572
Toledo Edison Co.
  8.70%, 9/1/02 .......................     100,000                  100,725
TXU Utilities Electric
  Holdings Co.
  6.47%, 11/13/02 .....................     100,000                  101,196
                                                                ------------
                                                                   2,820,834
                                                                ------------
MULTI-UTILITIES (1.0%)
Dynegy Holdings, Inc.
  6.88%, 7/15/02 ......................     190,000                  188,891
  6.88%, 4/1/11 .......................     100,000                   69,000
  8.75%, 2/15/12 ......................     400,000                  298,000
Williams Cos., Inc.
  6.20%, 8/1/02 .......................     150,000                  149,393
  6.50%, 11/15/02 .....................     300,000                  288,471
  7.75%, 6/15/31 ......................     100,000                   73,295
  8.75%, 3/15/32 (ss.) (i) ............     200,000                  161,882
                                                                ------------
                                                                   1,228,932
                                                                ------------
  TOTAL UTILITIES .....................                            4,049,766
                                                                ------------
TOTAL LONG-TERM DEBT
  SECURITIES (98.9%)
  (Cost $123,027,576)..................                          122,366,607
                                                                ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                 VALUE
                                            AMOUNT                (NOTE 1)
----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (0.3%)
AT&T Corp.
  3.61%, 4/18/03 (ss.) ................ $     400,000            $   392,000
COMMERCIAL PAPER (9.8%)
Abbey National plc
  1.95%, 7/3/02 .......................       800,000                799,872
  1.98%, 7/2/02 .......................       600,000                599,935
Caisse Des Depot
  1.83%, 8/8/02 (ss.) (i) .............     1,300,000              1,297,463
CBA Finance, Inc.
  1.74%, 9/9/02 .......................     1,300,000              1,295,606
Federal Home Loan Mortgage
  Corp.
  1.77%, 7/24/02 ......................     1,700,000              1,698,017
Federal National Mortgage
  Association
  1.77%, 8/21/02 ......................       500,000                498,833
Fonterra Cooperative Group Ltd.
  1.82%, 8/20/02 (ss.) (i) ............     2,500,000              2,493,627
National Australia Funding
  1.86%, 8/8/02 .......................       800,000                798,414
Svenska Handelsbanken
  1.86%, 8/16/02 ......................       900,000                897,839
UBS Finance (Del) LLC
  1.72%, 8/13/02 ......................       600,000                598,754
  1.80%, 7/30/02 ......................       300,000                299,557
  1.86%, 8/12/02 ......................       800,000                798,251
                                                                 -----------
                                                                  12,076,168
                                                                 -----------
TIME DEPOSITS (2.9%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 .......................     3,596,754              3,596,754
                                                                 -----------
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill
  1.62%, 8/15/02 ......................       365,000                364,253
                                                                 -----------
U.S. GOVERNMENT AGENCIES (15.1%)
Federal Home Loan Mortgage
  Corp. (Discount Note)
  9/12/02 .............................     1,100,000              1,096,183
Student Loan Marketing
  Association (Discount Note)
  7/1/02 ..............................    17,600,000             17,599,086
                                                                 -----------
                                                                  18,695,269
                                                                 -----------
TOTAL SHORT-TERM DEBT
  SECURITIES (28.4%)
  (Amortized Cost $35,124,444).........                           35,124,444
                                                                 -----------
TOTAL INVESTMENTS BEFORE
  OPTIONS (127.4%)
  (Cost/Amortized Cost
  $158,152,020)........................                          157,491,051
                                                                 -----------
                                          NUMBER OF
                                        CONTRACTS (b)
                                        -------------
PUT OPTIONS PURCHASED*:
EuroDollar
  December @ 95.00 ....................             8                    100
  December @ 95.00 ....................           119                    744

============================================================================
                                            NUMBER OF              VALUE
                                          CONTRACTS (B)          (NOTE 1)
----------------------------------------------------------------------------
Government National Mortgage
  Association
  July @ 90.00 .................                   20           $        100
                                                                ------------
TOTAL PUT OPTIONS PURCHASED
  (Cost: $2,298)................                                         944
                                                                ------------
TOTAL INVESTMENTS BEFORE
  OPTIONS WRITTEN (127.4%)
  (Cost/Amortized Cost
  $158,154,318).................                                $157,491,995
                                                                ------------
CALL OPTIONS WRITTEN*(c):
U.S. Treasury Notes
  August @ 110.00 ..............                   20                 (7,500)
  August @ 109.00 ..............                   20                (12,188)
  August @ 108.00 ..............                   22                (20,625)
  August @ 107.00 ..............                    5                 (7,031)
                                                                ------------
(Cost -$28,362).................                                     (47,344)
                                                                ------------
PUT OPTIONS WRITTEN:
Eurodollar
  March @ 96.00 ................                   74                (34,800)
  December @ 96.00 .............                   45                 (1,688)
U.S. Treasury Notes
  August @ 100.00 ..............                   15                   (469)
                                                                ------------
(Cost -$81,966).................                                     (36,957)
                                                                ------------
TOTAL OPTIONS WRITTEN (0.0%)
  (Cost -$110,328) .............                                     (84,301)
                                                                ------------
TOTAL INVESTMENTS AFTER
  OPTIONS (127.3%)
  (Cost/Amortized Cost
  $158,043,990).................                                 157,407,694
OTHER ASSETS AND
  LIABILITIES (-27.3%) .........                                 (33,690,223)
                                                                ------------
NET ASSETS (100%) ..............                                $123,717,471
                                                                ============

---------------------
*     Non-income producing

(ss.) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $9,433,254 or 7.62% of net assets.

+ Securities (totaling $786,126 or 0.64% of net assets) valued at fair value.

(a) Fully or partially pledged as collateral on outstanding written call options.

(b)   One contract relates to 100 shares.

(c)   Covered call option contracts written in connection with securities held.

(i)   Illiquid security.

      Glossary:
      ADR--American Depositary Receipt
      TBA--Security is subject to delayed delivery.
      IO--Interest Only.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

================================================================================
At June 30, 2002 the Portfolio had the following futures contracts open:
(Note 1)

                                       NUMBER OF      EXPIRATION        ORIGINAL        VALUE AT       UNREALIZED
PURCHASES                              CONTRACTS         DATE            VALUE          6/30/02       APPRECIATION
-----------------------------------   -----------   --------------   -------------   -------------   -------------
Eurodollar ........................       25           March-02       $ 6,069,688     $ 6,077,813       $  8,125
Treasury Bonds ....................       43         September-02       4,380,332       4,419,594         39,262
10 Year Treasury Notes ............       33         September-02       3,528,734       3,538,734         10,000
European Bundesobligation .........       55         September-02       5,747,995       5,760,943         12,948
Eurodollar ........................       60          December-02      14,505,513      14,659,500        153,987
                                                                                                        --------
                                                                                                        $224,322
                                                                                                        ========

                                    NUMBER OF      EXPIRATION        ORIGINAL        VALUE AT       UNREALIZED
SALES                               CONTRACTS         DATE            VALUE          6/30/02       DEPRECIATION
--------------------------------   -----------   --------------   -------------   -------------   -------------
5 Year Treasury Notes ..........       44         September-02     $4,682,844      $4,726,563      $  (43,719)
10 Year Treasury Notes .........       12         September-02      1,276,645       1,286,812         (10,167)
                                                                                                   ----------
                                                                                                   $  (53,886)
                                                                                                   ==========

Options written for the period ended June 30, 2002, were as follows:

                                                                   TOTAL          TOTAL
                                                                 NUMBER OF      PREMIUMS
                                                                 CONTRACTS      RECEIVED
                                                                -----------   ------------
Options outstanding--January 1, 2002 ........................         --       $      --
Options written .............................................        394         171,727
Options terminated in closing purchase transactions .........        (54)        (21,940)
Options expired .............................................       (139)        (39,460)
                                                                    ----       ---------
Options outstanding--June 30, 2002 ..........................        201       $ 110,327
                                                                    ====       =========

Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .............................    $273,357,440
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .............................     163,434,133

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ....................................     $    923,248
Aggregate gross unrealized depreciation ....................................       (1,585,571)
                                                                                 ------------
Net unrealized depreciation ................................................     $   (662,323)
                                                                                 ============
Federal income tax cost of investments .....................................     $158,154,318
                                                                                 ============

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $44,248,815) (Note 1)............    $ 38,313,675
   Receivable for securities sold .............................          65,680
   Dividends, interest and other receivables ..................          18,645
   Other assets ...............................................           2,476
                                                                   -------------
   Total assets ...............................................      38,400,476
                                                                   -------------
 LIABILITIES
   Overdraft payable ..........................................         166,793
   Payable for securities purchased ...........................         360,523
   Deferred organizational costs (Note 1) .....................          17,906
   Administrative fees payable ................................          15,128
   Payable to custodian .......................................          11,108
   Distribution fees payable ..................................           7,011
   Investment management/advisory fees payable ................           3,501
   Trustees' fees payable .....................................           1,514
   Accrued expenses (Note 1) ..................................          42,966
                                                                   -------------
   Total liabilities ..........................................         626,450
                                                                   -------------
 NET ASSETS ...................................................    $ 37,774,026
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 44,436,508
   Accumulated undistributed net investment loss ..............         (58,698)
   Accumulated undistributed net realized loss ................        (668,644)
   Unrealized depreciation on investments .....................      (5,935,140)
                                                                   -------------
   Net assets, June 30, 2002 ..................................    $ 37,774,026
                                                                   =============
 CLASS A
   Net asset value, offering and redemption price per share
    $1,738,813 / 227,454 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............            7.64
                                                                   =============
 CLASS B
   Net asset value, offering and redemption price per share
    $36,035,213 / 4,718,927 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       7.64
                                                                   =============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends ..................................................    $     64,447
   Interest ...................................................          11,364
                                                                   ------------
    Total income ..............................................          75,811
                                                                   ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .................................          93,672
   Administrative fees ........................................          86,365
   Printing and mailing expenses ..............................          28,355
   Professional fees ..........................................          27,497
   Distribution fees--Class B .................................          24,598
   Custodian fees .............................................          11,108
   Trustees' fees .............................................           5,177
   Miscellaneous ..............................................           1,664
                                                                   ------------
    Gross expenses ............................................         278,436
                                                                   ------------
   Less: Waiver of investment management fees (Note 6) ........         (93,672)
       Reimbursement from investment manager ..................         (45,964)
       Fees paid indirectly (Note 1) ..........................          (4,291)
                                                                   ------------
   Net expenses ...............................................         134,509
                                                                   ------------
 NET INVESTMENT LOSS ..........................................         (58,698)
                                                                   ------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ................................        (668,644)
   Net change in unrealized depreciation on securities ........      (5,935,140)
                                                                   ------------
 NET REALIZED AND UNREALIZED LOSS .............................      (6,603,784)
                                                                   ------------
 NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ....................................    $ (6,662,482)
                                                                   ============

                                                                            SIX MONTHS ENDED
                                                                             JUNE 30, 2002
                                                                              (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                         -----------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................   $    (58,698)
 Net realized loss on investments ........................................       (668,644)
 Net change in unrealized depreciation on investments ....................     (5,935,140)
                                                                             ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................     (6,662,482)
                                                                             ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [236,708 shares] ....................................      2,128,694
 Capital shares repurchased [(20,922) shares] ............................       (173,625)
                                                                             ------------
 Total Class A transactions ..............................................      1,955,069
                                                                             ------------
 CLASS B
 Capital shares sold [5,051,524 shares] ..................................     45,112,105
 Capital shares repurchased [(344,265) shares] ...........................     (2,864,018)
                                                                             ------------
 Total Class B transactions ..............................................     42,248,087
                                                                             ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...     44,203,156
                                                                             ------------
TOTAL INCREASE IN NET ASSETS .............................................     37,540,674
NET ASSETS:
 Beginning of period .....................................................        233,352
                                                                             ------------
 End of period (a) .......................................................   $ 37,774,026
                                                                             ============
----------
 (a) Includes accumulated undistributed net investment loss of ...........   $    (58,698)
                                                                             ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $30,613,017) (Note 1)............    $ 27,792,194
   Cash .......................................................          64,325
   Receivable for securities sold .............................         181,967
   Dividends, interest and other receivables ..................          24,723
   Receivable from investment manager .........................           1,590
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      28,067,275
                                                                   ------------
 LIABILITIES
   Payable for securities purchased ...........................         444,751
   Deferred organizational costs (Note 1) .....................          18,169
   Administrative fees payable ................................          15,844
   Payable to custodian .......................................          11,109
   Distribution fees payable ..................................           5,039
   Accrued expenses (Note 1) ..................................          38,192
                                                                   ------------
    Total liabilities .........................................         533,104
                                                                   ------------
 NET ASSETS                                                        $ 27,534,171
                                                                   ============
   Net assets were comprised of:
   Paid in capital ............................................    $ 30,829,919
   Accumulated undistributed net investment income ............           9,464
   Accumulated undistributed net realized loss ................        (484,389)
   Unrealized depreciation on investments .....................      (2,820,823)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 27,534,171
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $1,824,045/212,312 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $       8.59
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $25,710,126/2,995,659 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       8.58
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends ..................................................   $      99,290
   Interest ...................................................          16,012
                                                                  -------------
   Total income ...............................................         115,302
                                                                  -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Administrative fees ........................................          83,059
   Investment management fees .................................          73,838
   Professional fees ..........................................          24,928
   Printing and mailing expenses ..............................          24,033
   Distribution fees--Class B .................................          19,006
   Custodian fees .............................................          11,109
   Trustees' fees .............................................           4,423
   Miscellaneous ..............................................           1,605
                                                                  -------------
    Gross expenses ............................................         242,001
                                                                  -------------
   Less: Waiver of investment management fees (Note 6) ........         (73,838)
     Reimbursement from investment manager ....................         (59,029)
     Fees paid indirectly (Note 1) ............................          (3,296)
                                                                  -------------
    Net expenses ..............................................         105,838
                                                                  -------------
 NET INVESTMENT INCOME ........................................           9,464
                                                                  -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ................................        (484,389)
   Net change in unrealized depreciation on securities ........      (2,820,823)
                                                                  -------------
 NET REALIZED AND UNREALIZED LOSS .............................      (3,305,212)
                                                                  -------------
 NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ....................................   $  (3,295,748)
                                                                  =============


STATEMENT OF CHANGES IN NET ASSETS
                                                                               SIX MONTHS ENDED
                                                                                JUNE 30, 2002
                                                                                 (UNAUDITED)
                                                                              -----------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income .....................................................   $      9,464
  Net realized loss on investments ..........................................       (484,389)
  Net change in unrealized depreciation on investments ......................     (2,820,823)
                                                                                ------------
  NET DECREASE IN NET ASSETS FROM OPERATIONS ................................     (3,295,748)
                                                                                ------------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
  CLASS A
  Capital shares sold [201,166 shares] ......................................      1,924,314
  Capital shares repurchased [(522) shares] .................................         (4,566)
                                                                                ------------
  Total Class A transactions ................................................      1,919,748
                                                                                ------------
  CLASS B
  Capital shares sold [3,091,618 shares] ....................................     29,649,941
  Capital shares repurchased [(107,627) shares] .............................       (973,122)
                                                                                ------------
  Total Class B transactions ................................................     28,676,819
                                                                                ------------
  NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS .....     30,596,567
                                                                                ------------
 TOTAL INCREASE IN NET ASSETS ...............................................     27,300,819
 NET ASSETS:
  Beginning of period .......................................................        233,352
                                                                                ------------
  End of period (a) .........................................................   $ 27,534,171
                                                                                ============
  ---------
  (a) Includes accumulated undistributed net investment income of ...........   $      9,464
                                                                                ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $51,584,676) (Note 1)............    $ 48,400,339
   Receivable for securities sold .............................         320,096
   Dividends, interest and other receivables ..................          64,832
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      48,787,743
                                                                   ------------
 LIABILITIES
   Overdraft payable (Foreign Cash $7,978).....................         562,343
   Payable for securities purchased ...........................         994,105
   Deferred organizational costs (Note 1) .....................          18,162
   Administrative fees payable ................................          15,262
   Payable to custodian .......................................          11,108
   Distribution fees payable ..................................           8,725
   Investment management/advisory fees payable ................           7,551
   Trustees' fees payable .....................................           1,782
   Accrued expenses (Note 1) ..................................          47,649
                                                                   ------------
    Total liabilities .........................................       1,666,687
                                                                   ------------
 NET ASSETS ...................................................    $ 47,121,056
                                                                   ============

   Net assets were comprised of:
   Paid in capital ............................................    $ 50,524,291
   Accumulated undistributed net investment income ............          77,164
   Accumulated undistributed net realized loss ................        (296,064)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (3,184,335)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 47,121,056
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $2,048,831/223,156 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $       9.18
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $45,072,225/4,915,028 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       9.17
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $1,464 foreign withholding tax) ..........    $    218,605
   Interest ...................................................          16,320
                                                                   ------------
    Total income ..............................................         234,925
                                                                   ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .................................         110,545
   Administrative fees ........................................          89,177
   Printing and mailing expenses ..............................          31,106
   Professional fees ..........................................          29,442
   Distribution fees--Class B .................................          29,106
   Custodian fees .............................................          11,108
   Trustees' fees .............................................           5,754
   Miscellaneous ..............................................           1,706
                                                                   ------------
    Gross expenses ............................................         307,944
                                                                   ------------
   Less: Waiver of investment management fees (Note 6) ........        (110,545)
        Reimbursement from investment manager .................         (33,389)
        Fees paid indirectly (Note 1) .........................          (6,249)
                                                                   ------------
    Net expenses ..............................................         157,761
                                                                   ------------
 NET INVESTMENT INCOME ........................................          77,164
                                                                   ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities .................................................        (295,899)
   Foreign currency transactions ..............................            (165)
                                                                   ------------
    Net realized loss .........................................        (296,064)
                                                                   ------------
   Change in unrealized appreciation (depreciation) on:
   Securities .................................................      (3,184,337)
   Foreign currency transalations .............................               2
                                                                   ------------
    Net change in unrealized depreciation on securities .......      (3,184,335)
                                                                   ------------
 NET REALIZED AND UNREALIZED LOSS .............................      (3,480,399)
                                                                   ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...................................................    $ (3,403,235)
                                                                   ============

                                                                                    SIX MONTHS ENDED
                                                                                     JUNE 30, 2002
                                                                                      (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                 -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...........................................................   $     77,164
 Net realized loss on investments and foreign currency transactions ..............       (296,064)
 Net change in unrealized depreciation on investments and foreign currencies .....     (3,184,335)
                                                                                     ------------
 NET DECREASE IN NET ASSETS FROM OPERATIONS ......................................     (3,403,235)
                                                                                     ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [244,501 shares] ............................................      2,411,319
 Capital shares repurchased [(33,013) shares] ....................................       (320,312)
                                                                                     ------------
 Total Class A transactions ......................................................      2,091,007
                                                                                     ------------
 CLASS B
 Capital shares sold [5,039,455 shares] ..........................................     49,519,676
 Capital shares repurchased [(136,095) shares] ...................................     (1,319,744)
                                                                                     ------------
 Total Class B transactions ......................................................     48,199,932
                                                                                     ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...........     50,290,939
                                                                                     ------------
TOTAL INCREASE IN NET ASSETS                                                           46,887,704
NET ASSETS:
 Beginning of period .............................................................        233,352
                                                                                     ------------
 End of period (a) ...............................................................   $ 47,121,056
                                                                                     ============
----------
 (a) Includes accumulated undistributed net investment income of .................   $     77,164
                                                                                     ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $48,894,006) (Note 1)............    $ 43,884,239
   Receivable for securities sold .............................         452,485
   Dividends, interest and other receivables ..................          14,597
   Receivable for Trust shares sold ...........................             256
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      44,354,053
                                                                   ------------
 LIABILITIES
   Overdraft payable ..........................................       1,028,633
   Payable for securities purchased ...........................       1,400,655
   Deferred organizational costs (Note 1) .....................          18,175
   Administrative fees payable ................................          16,357
   Investment management/advisory fees payable ................          13,197
   Payable to custodian .......................................          11,108
   Distribution fees payable ..................................           7,725
   Trustees' fees payable .....................................           1,531
   Accrued expenses (Note 1) ..................................          44,014
                                                                   ------------
    Total liabilities .........................................       2,541,395
                                                                   ------------
 NET ASSETS ...................................................    $ 41,812,658
                                                                   ============

   Net assets were comprised of:
   Paid in capital ............................................    $ 49,860,638
   Accumulated undistributed net investment loss ..............        (128,577)
   Accumulated undistributed net realized loss ................      (2,909,821)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (5,009,582)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 41,812,658
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $2,193,258/291,623 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $       7.52
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $39,619,400/5,274,511 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       7.51
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $10 foreign withholding tax)..............   $      22,519
   Interest ...................................................          20,865
                                                                  -------------
    Total income ..............................................          43,384
                                                                  -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .................................         120,381
   Administrative fees ........................................          87,208
   Printing and mailing expenses ..............................          28,636
   Professional fees ..........................................          27,816
   Distribution fees--Class B .................................          25,823
   Custodian fees .............................................          11,109
   Trustees' fees .............................................           5,277
   Miscellaneous ..............................................           1,666
                                                                  -------------
    Gross expenses ............................................         307,916
                                                                  -------------
   Less: Waiver of investment management fees (Note 6) ........        (120,381)
    Reimbursement from investment manager .....................         (14,081)
    Fees paid indirectly (Note 1) .............................          (1,493)
                                                                  -------------
    Net expenses ..............................................         171,961
                                                                  -------------
 NET INVESTMENT LOSS ..........................................        (128,577)
                                                                  -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
    Realized loss on:
    Securities ................................................      (2,906,851)
    Foreign currency transactions .............................          (2,970)
                                                                  -------------
    Net realized loss .........................................      (2,909,821)
                                                                  -------------
    Change in unrealized appreciation (depreciation) on:
    Securities ................................................      (5,009,767)
    Foreign currency translations .............................             185
                                                                  -------------
    Net change in unrealized depreciation on securities .......      (5,009,582)
                                                                  -------------
 NET REALIZED AND UNREALIZED LOSS .............................      (7,919,403)
                                                                  -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...................................................   $  (8,047,980)
                                                                  =============

                                                                                    SIX MONTHS ENDED
                                                                                     JUNE 30, 2002
                                                                                      (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                 -----------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .............................................................   $   (128,577)
 Net realized loss on investments and foreign currency transactions ..............     (2,909,821)
 Net change in unrealized depreciation on investments and foreign currencies .....     (5,009,582)
                                                                                     ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................     (8,047,980)
                                                                                     ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [289,151 shares] ............................................      2,584,324
 Capital shares repurchased [(9,196) shares] .....................................        (71,565)
                                                                                     ------------
 Total Class A transactions ......................................................      2,512,759
                                                                                     ------------
 CLASS B
 Capital shares sold [5,667,630 shares] ..........................................     50,741,656
 Capital shares repurchased [(404,787) shares] ...................................     (3,627,129)
                                                                                     ------------
 Total Class B transactions ......................................................     47,114,527
                                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ............     49,627,286
                                                                                     ------------
TOTAL INCREASE IN NET ASSETS .....................................................     41,579,306
NET ASSETS:
 Beginning of period .............................................................        233,352
                                                                                     ------------
 End of period (a) ...............................................................   $ 41,812,658
                                                                                     ============
----------
 (a) Includes accumulated undistributed net investment loss of ...................   $   (128,577)
                                                                                     ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $58,833,605) (Note 1)............    $ 53,227,185
   Cash .......................................................         224,746
   Receivable for securities sold .............................         203,040
   Dividends, interest and other receivables ..................          42,016
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      53,699,463
                                                                   ------------
 LIABILITIES
   Payable for securities purchased ...........................         878,086
   Investment management/advisory fees payable ................          38,093
   Deferred organizational costs (Note 1) .....................          18,181
   Administrative fees payable ................................          16,046
   Payable to custodian .......................................          11,108
   Distribution fees payable ..................................           9,786
   Trustees' fees payable .....................................           1,944
   Payable for Trust shares reedemed ..........................             256
   Accrued expenses (Note 1) ..................................          50,462
                                                                   ------------
    Total liabilities .........................................       1,023,962
                                                                   ------------
 NET ASSETS ...................................................    $ 52,675,501
                                                                   ============

   Net assets were comprised of:
   Paid in capital ............................................    $ 58,966,245
   Accumulated undistributed net investment loss ..............         (34,203)
   Accumulated undistributed net realized loss ................        (650,121)
   Unrealized depreciation on investments .....................      (5,606,420)
                                                                   ------------
   Net assets, June 30, 2002 ..................................    $ 52,675,501
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $2,612,564/300,224 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $       8.70
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $50,062,937/5,760,516 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       8.69
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $289 foreign withholding tax)..........       $    151,892
   Interest ................................................             15,932
                                                                   ------------
    Total income ...........................................            167,824
                                                                   ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..............................            147,626
   Administrative fees .....................................             90,884
   Printing and mailing expenses ...........................             32,931
   Distribution fees--Class B ..............................             31,737
   Professional fees .......................................             30,527
   Custodian fees ..........................................             11,108
   Trustees' fees ..........................................              6,082
   Miscellaneous ...........................................              1,724
                                                                   ------------
    Gross expenses .........................................            352,619
                                                                   ------------
   Less: Waiver of investment management fees (Note 6) .....           (140,053)
      Fees paid indirectly (Note 1) ........................            (10,539)
                                                                   ------------
    Net expenses ...........................................            202,027
                                                                   ------------
 NET INVESTMENT LOSS .......................................            (34,203)
                                                                   ------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities .............................           (650,121)
   Net change in unrealized depreciation on securities .....         (5,606,420)
                                                                   ------------
 NET REALIZED AND UNREALIZED LOSS ..........................         (6,256,541)
                                                                   ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................       $ (6,290,744)
                                                                   ============

                                                                            SIX MONTHS ENDED
                                                                             JUNE 30, 2002
                                                                              (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                         -----------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................   $    (34,203)
 Net realized loss on investments ........................................       (650,121)
 Net change in unrealized depreciation on investments ....................     (5,606,420)
                                                                             ------------
 NET DECREASE IN NET ASSETS FROM OPERATIONS ..............................     (6,290,744)
                                                                             ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [298,347 shares] ....................................      2,918,486
 Capital shares repurchased [(9,791) shares] .............................        (87,613)
                                                                             ------------
 Total Class A transactions ..............................................      2,830,873
                                                                             ------------
 CLASS B
 Capital shares sold [5,971,313 shares] ..................................     57,976,814
 Capital shares repurchased [(222,465) shares] ...........................     (2,074,794)
                                                                             ------------
 Total Class B transactions ..............................................     55,902,020
                                                                             ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...     58,732,893
                                                                             ------------
TOTAL INCREASE IN NET ASSETS .............................................     52,442,149
NET ASSETS:
 Beginning of period .....................................................        233,352
                                                                             ------------
 End of period (a) .......................................................   $ 52,675,501
                                                                             ============
 ----------
 (a) Includes accumulated undistributed net investment loss of ...........   $    (34,203)
                                                                             ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $27,602,508) (Note 1)...............     $ 27,039,118
   Cash (Foreign Cash $27,758)....................................        1,259,557
   Receivable for securities sold ................................          399,664
   Variation margin receivable for futures contracts (Note 1).....           81,721
   Dividends, interest and other receivables .....................           52,331
   Unrealized appreciation of forward foreign currency
    contracts ....................................................               64
   Other assets ..................................................            3,229
                                                                       ------------
    Total assets .................................................       28,835,684
                                                                       ------------
 LIABILITIES
   Payable for securities purchased ..............................        1,366,046
   Deferred organizational costs (Note 1) ........................           18,306
   Payable to custodian ..........................................           18,213
   Administrative fees payable ...................................           17,425
   Unrealized depreciation of forward foreign currency
    contracts ....................................................           14,669
   Investment management/advisory fees payable ...................            5,682
   Distribution fees payable .....................................            4,711
   Trustees' fees payable ........................................              964
   Accrued expenses (Note 1) .....................................           33,241
                                                                       ------------
    Total liabilities ............................................        1,479,257
                                                                       ------------
 NET ASSETS ......................................................     $ 27,356,427
                                                                       ============
   Net assets were comprised of:
   Paid in capital ...............................................     $ 28,072,369
   Accumulated undistributed net investment income ...............           94,223
   Accumulated undistributed net realized loss ...................         (226,174)
   Unrealized depreciation on investments and foreign
    currencies ...................................................         (583,991)
                                                                       ------------
    Net assets, June 30, 2002 ....................................     $ 27,356,427
                                                                       ============
 CLASS A
   Net asset value, offering and redemption price per share
    $2,114,260/221,711 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1)........................     $       9.54
                                                                       ============
 CLASS B
   Net asset value, offering and redemption price per share
    $25,242,167/2,650,425 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1).................     $       9.52
                                                                       ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $26,106 foreign withholding tax).............      $   214,022
   Interest ......................................................           11,974
                                                                        -----------
    Total income .................................................          225,996
                                                                        -----------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Administrative fees ...........................................           81,888
   Investment management fees ....................................           77,944
   Professional fees .............................................           23,709
   Printing and mailing expenses .................................           21,862
   Custodian fees ................................................           18,213
   Trustees' fees ................................................            4,061
   Distribution fees--Class B ....................................           16,971
   Miscellaneous .................................................            1,845
                                                                        -----------
    Gross expenses ...............................................          246,493
                                                                        -----------
   Less: Waiver of investment management fees (Note 6) ...........          (77,944)
      Reimbursement from investment manager ......................          (36,419)
      Fees paid indirectly (Note 1) ..............................             (357)
                                                                        -----------
    Net expenses .................................................          131,773
                                                                        -----------
 NET INVESTMENT INCOME ...........................................           94,223
                                                                        -----------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on:
    Securities ...................................................          (90,584)
    Future contracts .............................................          (55,486)
    Foreign currency transactions ................................          (80,104)
                                                                        -----------
   Net realized loss .............................................         (226,174)
                                                                        -----------
   Change in unrealized depreciation on:
    Securities ...................................................         (563,390)
    Future contracts .............................................           (6,951)
    Foreign currency translations ................................          (13,650)
                                                                        -----------
   Net change in unrealized depreciation .........................         (583,991)
                                                                        -----------
 NET REALIZED AND UNREALIZED LOSS ................................         (810,165)
                                                                        -----------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ......................................................      $  (715,942)
                                                                        ===========

STATEMENT OF CHANGES IN NET ASSETS
                                                                                     SIX MONTHS ENDED
                                                                                       JUNE 30, 2002
                                                                                      (UNAUDITED)
                                                                                     -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...........................................................   $    94,223
 Net realized loss on investments and foreign currency transactions ..............      (226,174)
 Net change in unrealized depreciation on investments and foreign currencies .....      (583,991)
                                                                                     -----------
 NET DECREASE IN NET ASSETS FROM OPERATIONS ......................................      (715,942)
                                                                                     -----------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [494,008 shares] ............................................     4,883,578
 Capital shares repurchased [(283,965) shares] ...................................    (2,785,828)
                                                                                     -----------
 Total Class A transactions ......................................................     2,097,750
                                                                                     -----------
 CLASS B
 Capital shares sold [3,770,248 shares] ..........................................    36,721,558
 Capital shares repurchased [(1,131,491) shares] .................................   (10,980,291)
                                                                                     -----------
 Total Class B transactions ......................................................    25,741,267
                                                                                     -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...........    27,839,017
                                                                                     -----------
TOTAL INCREASE IN NET ASSETS .....................................................    27,123,075
NET ASSETS:
 Beginning of period .............................................................       233,352
                                                                                     -----------
 End of period (a) ...............................................................   $27,356,427
                                                                                     ===========
----------
 (a) Includes accumulated undistributed net investment income of .................   $    94,223
                                                                                     -----------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $13,237,773) (Note 1)............    $ 10,794,720
   Receivable for securities sold .............................         130,281
   Receivable from investment manager .........................           4,914
   Dividends, interest and other receivables ..................           2,315
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      10,934,706
                                                                   ------------
 LIABILITIES
   Overdraft payable ..........................................         194,401
   Payable for securities purchased ...........................         136,500
   Option written at value (Premiums received $23,315)
    (Note 1) ..................................................          21,670
   Deferred organizational costs (Note 1) .....................          18,267
   Administrative fees payable ................................          17,745
   Payable to custodian .......................................          11,070
   Distribution fees payable ..................................           2,010
   Trustees' fees payable .....................................             335
   Accrued expenses (Note 1) ..................................          26,150
                                                                   ------------
    Total liabilities .........................................         428,148
                                                                   ------------
 NET ASSETS ...................................................    $ 10,506,558
                                                                   ============

   Net assets were comprised of:
   Paid in capital ............................................    $ 14,392,958
   Accumulated unrdistributed net investment loss .............         (66,962)
   Accumulated undistributed net realized loss ................      (1,378,079)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (2,441,359)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 10,506,558
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $1,167,618/172,326 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $       6.78
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $9,338,940/1,379,964 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       6.77
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $21 foreign withholding tax)..............     $      4,725
   Interest ...................................................            6,657
                                                                    ------------
    Total income ..............................................           11,382
                                                                    ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Administrative fees ........................................           77,261
   Investment management fees .................................           51,941
   Professional fees ..........................................           20,140
   Printing and mailing expenses ..............................           16,516
   Custodian fees .............................................           11,070
   Distribution fees--Class B .................................            9,580
   Trustees' fees .............................................            3,013
   Miscellaneous ..............................................            1,496
                                                                    ------------
    Gross expenses ............................................          191,017
                                                                    ------------
   Less: Waiver of investment management fees (Note 6) ........          (51,941)
      Reimbursement from investment manager ...................          (60,244)
      Fees paid indirectly (Note 1) ...........................             (488)
                                                                    ------------
    Net expenses ..............................................           78,344
                                                                    ------------
 NET INVESTMENT LOSS ..........................................          (66,962)
                                                                    ------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on:
    Securities ................................................       (1,369,969)
    Foreign currency transactions .............................           (8,110)
                                                                    ------------
   Net realized loss ..........................................       (1,378,079)
                                                                    ------------
   Change in unrealized appreciation (depreciation) on:
    Securities ................................................       (2,443,053)
    Options written ...........................................            1,645
    Foreign currency translations .............................               49
                                                                    ------------
   Net change in unrealized depreciation ......................       (2,441,359)
                                                                    ------------
 NET REALIZED AND UNREALIZED LOSS .............................       (3,819,438)
                                                                    ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...................................................     $ (3,886,400)
                                                                    ============


                                                                                  SIX MONTHS ENDED
                                                                                   JUNE 30, 2002
                                                                                    (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                               -----------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss ...........................................................   $    (66,962)
 Net realized loss on investments and foreign currencies .......................     (1,378,079)
 Net change in unrealized depreciation on investments and foreign currencies ...     (2,441,359)
                                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................................     (3,886,400)
                                                                                   ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [188,285 shares] ..........................................      1,686,520
 Capital shares repurchased [(27,627) shares] ..................................       (202,869)
                                                                                   ------------
 Total Class A transactions ....................................................      1,483,651
                                                                                   ------------
 CLASS B
 Capital shares sold [1,963,697 shares] ........................................     17,452,089
 Capital shares repurchased [(595,401) shares] .................................     (4,776,134)
                                                                                   ------------
 Total Class B transactions ....................................................     12,675,955
                                                                                   ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS .........     14,159,606
                                                                                   ------------
TOTAL INCREASE IN NET ASSETS ...................................................     10,273,206
NET ASSETS:
 Beginning of period ...........................................................        233,352
                                                                                   ------------
 End of period (a) .............................................................   $ 10,506,558
                                                                                   ============
----------
 (a) Includes accumulated undistributed net investment loss of .................   $    (66,962)
                                                                                   ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $31,807,924) (Note 1) ...........    $ 28,722,472
   Cash (foreign currency $3,313) .............................         435,565
   Receivable for securities sold .............................          70,885
   Dividends, interest and other receivables ..................           5,191
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      29,236,589
                                                                   ------------
 LIABILITIES
   Payable for securities purchased ...........................         493,547
   Deferred organizational costs (Note 1) .....................          18,046
   Administrative fees payable ................................          15,666
   Payable to custodian .......................................          11,089
   Investment management/advisory fees payable ................          10,414
   Distribution fees payable ..................................           5,285
   Trustees' fees payable .....................................           1,183
   Accrued expenses (Note 1) ..................................          37,468
                                                                   ------------
    Total liabilities .........................................         592,698
                                                                   ------------
 NET ASSETS ...................................................    $ 28,643,891
                                                                   ============
   Net assets were comprised of:
   Paid in capital ............................................    $ 32,128,414
   Accumulated undistributed net investment loss ..............         (87,193)
   Accumulated undistributed net realized loss ................        (312,078)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (3,085,252)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 28,643,891
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $1,798,431/210,159 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1) ....................    $       8.56
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $26,845,460/3,140,565 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1) .............    $       8.55
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $3,043 foreign withholding tax)...........    $     54,567
   Interest ...................................................          11,392
                                                                   ------------
    Total income ..............................................          65,959
                                                                   ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .................................         101,692
   Administrative fees ........................................          83,464
   Professional fees ..........................................          25,218
   Printing and mailing expenses ..............................          24,507
   Distribution fees--Class B .................................          19,700
   Custodian fees .............................................          11,089
   Trustees' fees .............................................           4,500
   Miscellaneous ..............................................           1,581
                                                                   ------------
    Gross expenses ............................................         271,751
                                                                   ------------
   Less: Waiver of investment management fees (Note 6) ........        (101,692)
   Reimbursement from investment manager ......................         (15,022)
   Fees paid indirectly (Note 1) ..............................          (1,885)
                                                                   ------------
    Net expenses ..............................................         153,152
                                                                   ------------
 NET INVESTMENT LOSS ..........................................         (87,193)
                                                                   ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
    Securities ................................................        (309,606)
    Foreign currency transactions .............................          (2,472)
                                                                   ------------
   Net realized loss ..........................................        (312,078)
                                                                   ------------
   Change in unrealized appreciation (depreciation) on:
    Securities ................................................      (3,085,452)
    Foreign currency translations .............................             200
                                                                   ------------
   Net change in unrealized depreciation ......................      (3,085,252)
                                                                   ------------
 NET REALIZED AND UNREALIZED LOSS .............................      (3,397,330)
                                                                   ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...................................................    $ (3,484,523)
                                                                   ============

                                                                                    SIX MONTHS ENDED
                                                                                     JUNE 30, 2002
                                                                                      (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                 -----------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .............................................................   $    (87,193)
 Net realized loss on investments and foreign currency transactions ..............       (312,078)
 Net change in unrealized depreciation on investments and foreign currencies .....     (3,085,252)
                                                                                     ------------
 NET DECREASE IN NET ASSETS FROM OPERATIONS ......................................     (3,484,523)
                                                                                     ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [198,757 shares] ............................................      1,905,622
 Capital shares repurchased [(266) shares] .......................................         (2,364)
                                                                                     ------------
 Total Class A transactions ......................................................      1,903,258
                                                                                     ------------
 CLASS B
 Capital shares sold [3,331,843 shares] ..........................................     31,860,839
 Capital shares repurchased [(202,946) shares] ...................................     (1,869,035)
                                                                                     ------------
 Total Class B transactions ......................................................     29,991,804
                                                                                     ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...........     31,895,062
                                                                                     ------------
TOTAL INCREASE IN NET ASSETS .....................................................     28,410,539
NET ASSETS:
 Beginning of period .............................................................        233,352
                                                                                     ------------
 End of period (a) ...............................................................   $ 28,643,891
                                                                                     ============
----------
 (a) Includes accumulated undistributed net investment loss of ...................   $    (87,193)
                                                                                     ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $158,154,318) (Note 1)...........    $157,491,995
   Receivable for securities sold .............................       5,910,276
   Dividends, interest and other receivables ..................       1,190,701
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................     164,595,448
                                                                   ------------
 LIABILITIES
   Overdraft payable (Foreign cash $148,439)...................       1,540,343
   Payable for securities purchased ...........................      39,055,833
   Option written at value (Premiums received $110,328)
    (Note 1) ..................................................          84,300
   Distribution fees payable ..................................          21,774
   Payable to custodian .......................................          21,333
   Administrative fees payable ................................          19,176
   Deferred organizational costs (Note 1) .....................          12,269
   Investment management/advisory fees payable ................          12,153
   Variation margin payable for futures contracts .............           5,156
   Trustees' fees payable .....................................           3,587
   Accrued expenses (Note 1) ..................................         102,053
                                                                   ------------
    Total liabilities .........................................      40,877,977
                                                                   ------------
 NET ASSETS ...................................................    $123,717,471
                                                                   ============
   Net assets were comprised of:
   Paid in capital ............................................    $123,258,690
   Accumulated undistributed net investment income ............         188,211
   Accumulated undistributed net realized gain ................         734,218
   Unrealized depreciation on investments and foreign
    currencies ................................................        (463,648)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $123,717,471
                                                                   ============
   CLASS A
   Net asset value, offering and redemption price per share
    $2,674,354/263,608 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $      10.15
                                                                   ============
   CLASS B
   Net asset value, offering and redemption price per share
    $121,043,117/11,939,351 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $      10.14
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Interest ...................................................     $ 1,392,232
                                                                    -----------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .................................         183,517
   Administrative fees ........................................          99,276
   Printing and mailing expenses ..............................          88,937
   Distribution fees--Class B .................................          74,790
   Professional fees ..........................................          57,742
   Custodian fees .............................................          21,333
   Trustees' fees .............................................          16,353
   Miscellaneous ..............................................           2,421
                                                                    -----------
    Gross expenses ............................................         544,369
                                                                    -----------
   Less: Waiver of investment management fees (Note 6) ........        (183,517)
   Reimbursement from investment manager ......................         (71,807)
                                                                    -----------
    Net expenses ..............................................         289,045
                                                                    -----------
 NET INVESTMENT INCOME ........................................       1,103,187
                                                                    -----------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
    Securities ................................................         704,289
    Options ...................................................          41,210
    Foreign currency transactions .............................          (8,998)
    Future contracts ..........................................          (2,283)
                                                                    -----------
      Net realized gain .......................................         734,218
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
    Securities ................................................        (662,323)
    Options written ...........................................          26,027
    Foreign currency translations .............................           2,212
    Future contracts ..........................................         170,436
                                                                    -----------
      Net change in unrealized depreciation ...................        (463,648)
                                                                    -----------
 NET REALIZED AND UNREALIZED GAIN .............................         270,570
                                                                    -----------
 NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ....................................     $ 1,373,757
                                                                    ===========


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002
                                                                                              (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                         -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $  1,103,187
 Net realized gain on investments and foreign currency transactions ......................        734,218
 Net change in unrealized depreciation on investments and foreign currencies .............       (463,648)
                                                                                             ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      1,373,757
                                                                                             ------------
DIVIDENDS AND DISTRIBUTIONS:
 DIVIDENDS FROM NET INVESTMENT INCOME
 Class A .................................................................................        (20,050)
 Class B .................................................................................       (894,926)
                                                                                             ------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................       (914,976)
                                                                                             ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [381,875 shares] ....................................................      3,869,417
 Capital shares issued in reinvestment of dividends and distributions [1,982 shares] .....         20,050
 Capital shares repurchased [(131,908) shares] ...........................................     (1,345,872)
                                                                                             ------------
 Total Class A transactions ..............................................................      2,543,595
                                                                                             ------------
 CLASS B
 Capital shares sold [11,959,055 shares] .................................................    120,799,745
 Capital shares issued in reinvestment of dividends and distributions [88,559 shares] ....        894,926
 Capital shares repurchased [(119,922) shares] ...........................................     (1,212,760)
                                                                                             ------------
 Total Class B transactions ..............................................................    120,481,911
                                                                                             ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................    123,025,506
                                                                                             ------------
TOTAL INCREASE IN NET ASSETS .............................................................    123,484,287
NET ASSETS:
 Beginning of period .....................................................................        233,184
                                                                                             ------------
 End of period (a) .......................................................................   $123,717,471
                                                                                             ============
----------
 (a) Includes accumulated undistributed net investment income of .........................   $    188,211
                                                                                             ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                        SIX MONTHS ENDED JUNE 30, 2002
                                                                                                  (UNAUDITED)
                                                                                   -----------------------------------------
                                                                                         CLASS A               CLASS B
                                                                                   -------------------   -------------------
Net asset value, beginning of period ...........................................      $    10.00            $    10.00
                                                                                      ----------            ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...........................................................           (0.01)               (0.01)
 Net realized and unrealized loss on investments ...............................           (2.35)               (2.35)
                                                                                      ----------            ----------
 Total from investment operations ..............................................           (2.36)               (2.36)
                                                                                      ----------            ----------
Net asset value, end of period .................................................      $     7.64            $     7.64
                                                                                      ==========            ==========
Total return ...................................................................          (23.60)%(b)           (23.60)%(b)
                                                                                      ==========            ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............................................      $    1,739            $   36,035
Ratio of expenses to average net assets after waivers and reimbursements .......            1.10%(a)              1.35%(a)
Ratio of expenses to average net assets after waivers, reimbursements and fees
 paid indirectly ...............................................................            1.06%(a)              1.31%(a)
Ratio of expenses to average net assets before waivers and reimbursements
 (Note 6) ......................................................................            2.44%(a)              2.69%(a)
Ratio of net investment loss to average net assets after waivers and
 reimbursements ................................................................           (0.37)%(a)            (0.62)%(a)
Ratio of net investment loss to average net assets after waivers, reimbursements
 and fees paid indirectly ......................................................           (0.33)%(a)            (0.58)%(a)
Ratio of net investment loss to average net assets before waivers and
 reimbursements (Note 6) .......................................................           (1.71)%(a)            (1.96)%(a)
Portfolio turnover rate ........................................................              12%                   12%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ....................................      $     0.03            $     0.03

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)


                                                                             SIX MONTHS ENDED JUNE 30, 2002
                                                                                       (UNAUDITED)
                                                                        -----------------------------------------
                                                                              CLASS A               CLASS B
                                                                        -------------------   -------------------
Net asset value, beginning of period ................................       $ 10.00               $ 10.00
                                                                              -------               -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..............................................          0.01                    --#
 Net realized and unrealized loss on investments ....................         (1.42)                (1.42)
                                                                              -------         -------------
 Total from investment operations ...................................         (1.41)                (1.42)
                                                                              -------         -------------
Net asset value, end of period ......................................       $  8.59               $  8.58
                                                                              -------         -------------
Total return ........................................................        (14.10)%(b)           (14.20)%(b)
                                                                          ===========         =============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...................................       $ 1,824               $25,710
Ratio of expenses to average net assets after waivers and
 reimbursements .....................................................          1.10%(a)              1.35%(a)
Ratio of expenses to average net assets after waivers, reimbursements
 and fees paid indirectly ...........................................          1.06%(a)              1.31%(a)
Ratio of expenses to average net assets before waivers and
 reimbursements (Note 6) ............................................          2.72%(a)              2.97%(a)
Ratio of net investment income to average net assets after waivers
 and reimbursements .................................................          0.31%(a)              0.06%(a)
Ratio of net investment income to average net assets after waivers,
 reimbursements and fees paid indirectly ............................           0.35%(a)              0.10%(a)
Ratio of net investment loss to average net assets before waivers and
 reimbursements (Note 6) ............................................         (1.31)%(a)            (1.56)%(a)
Portfolio turnover rate .............................................            14%                   14%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income .........................       $  0.05               $  0.04

                      See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                SIX MONTHS ENDED JUNE 30, 2002
                                                                                          (UNAUDITED)
                                                                            ---------------------------------------
                                                                                  CLASS A              CLASS B
                                                                            ------------------   ------------------
Net asset value, beginning of period ....................................      $   10.00            $   10.00
                                                                               ---------            ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................           0.02                 0.01
 Net realized and unrealized loss on investments and foreign currency
   transactions .........................................................          (0.84)               (0.84)
                                                                               ---------            ---------
 Total from investment operations .......................................          (0.82)               (0.83)
                                                                               ---------            ---------
Net asset value, end of period ..........................................      $    9.18            $    9.17
                                                                               =========            =========
Total return ............................................................          (8.20)%(b)           (8.30)%(b)
                                                                               =========            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................      $   2,049            $  45,072
Ratio of expenses to average net assets after waivers and reimbursements            1.10%(a)             1.35%(a)
Ratio of expenses to average net assets after waivers, reimbursements
 and fees paid indirectly ...............................................           1.05%(a)             1.30%(a)
Ratio of expenses to average net assets before waivers and
 reimbursements (Note 6) ................................................           2.27%(a)             2.52%(a)
Ratio of net investment income to average net assets after waivers
 and reimbursements .....................................................           0.81%(a)             0.56%(a)
Ratio of net investment income to average net assets after waivers,
 reimbursements and fees paid indirectly ................................           0.86%(a)             0.61%(a)
Ratio of net investment loss to average net assets before waivers
 and reimbursements (Note 6) ............................................          (0.36)%(a)           (0.61)%(a)
Portfolio turnover rate .................................................             53%                  53%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income .............................      $    0.03            $    0.03

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                        SIX MONTHS ENDED JUNE 30, 2002
                                                                                                  (UNAUDITED)
                                                                                   -----------------------------------------
                                                                                         CLASS A               CLASS B
                                                                                   -------------------   -------------------
Net asset value, beginning of period ...........................................      $    10.00            $    10.00
                                                                                      ----------            ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...........................................................          (0.02)                 (0.02)
 Net realized and unrealized loss on investments and foreign currency
   transactions ................................................................           (2.46)                (2.47)
                                                                                      ----------            ----------
 Total from investment operations ..............................................           (2.48)                (2.49)
                                                                                      ----------            ----------
Net asset value, end of period .................................................      $     7.52            $     7.51
                                                                                      ==========            ==========
Total return ...................................................................          (24.80)%(b)           (24.90)%(b)
                                                                                      ==========            ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............................................      $    2,193            $   39,619
Ratio of expenses to average net assets after waivers and reimbursements .......            1.35%(a)              1.60%(a)
Ratio of expenses to average net assets after waivers, reimbursements and fees
 paid indirectly ...............................................................            1.34%(a)              1.59%(a)
Ratio of expenses to average net assets before waivers and reimbursements
 (Note 6) ......................................................................            2.58%(a)              2.83%(a)
Ratio of net investment loss to average net assets after waivers and
 reimbursements ................................................................           (0.95)%(a)            (1.20)%(a)
Ratio of net investment loss to average net assets after waivers, reimbursements
 and fees paid indirectly ......................................................           (0.94)%(a)            (1.19)%(a)
Ratio of net investment loss to average net assets before waivers and
 reimbursements (Note 6) .......................................................           (2.18)%(a)            (2.43)%(a)
Portfolio turnover rate ........................................................              84%                   84%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ....................................      $     0.03            $     0.02

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                            SIX MONTHS ENDED JUNE 30, 2002
                                                                                                      (UNAUDITED)
                                                                                       -----------------------------------------
                                                                                             CLASS A               CLASS B
                                                                                       -------------------   -------------------
Net asset value,beginning of period ................................................         $ 10.00               $ 10.00
                                                                                             -------               -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...............................................................              --#                (0.01)
 Net realized and unrealized loss on investments ...................................           (1.30)                (1.30)
                                                                                       -------------               -------
 Total from investment operations ..................................................           (1.30)                (1.31)
                                                                                       -------------               -------
Net asset value, end of period .....................................................         $  8.70               $  8.69
                                                                                       =============               =======
Total return .......................................................................          (13.00)%(b)           (13.10)%(b)
                                                                                       -------------           -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................................         $ 2,613               $50,063
Ratio of expenses to average net assets after waivers ..............................            1.35%(a)              1.60%(a)
Ratio of expenses to average net assets after waivers and fees paid indirectly .....           1.27%(a)               1.52%(a)
Ratio of expenses to average net assets before waivers (Note 6) ....................            2.39%(a)              2.64%(a)
Ratio of net investment loss to average net assets after waivers ...................           (0.10)%(a)            (0.35)%(a)
Ratio of net investment loss to average net assets after waivers and fees paid
 indirectly ........................................................................           (0.02)%(a)           (0.27)%(a)
Ratio of net investment loss to average net assets before waivers (Note 6) .........           (1.14)%(a)           (1.39)%(a)
Portfolio turnover rate ............................................................              42%                   42%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ........................................         $  0.03               $  0.02

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                     SIX MONTHS ENDED JUNE 30, 2002
                                                                                               (UNAUDITED)
                                                                                 ---------------------------------------
                                                                                       CLASS A              CLASS B
                                                                                 ------------------   ------------------
Net asset value, beginning of period .........................................      $   10.00            $   10.00
                                                                                    ---------            ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................           0.04                 0.03
 Net realized and unrealized loss on investments and foreign currency
   transactions ..............................................................          (0.50)               (0.51)
                                                                                    ---------            ---------
 Total from investment operations ............................................          (0.46)               (0.48)
                                                                                    ---------            ---------
Net asset value, end of period ...............................................      $    9.54            $    9.52
                                                                                    =========            =========
Total return .................................................................          (4.60)%(b)           (4.80)%(b)
                                                                                    =========            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................      $   2,114            $  25,242
Ratio of expenses to average net assets after waivers and reimbursements .....           1.55%(a)             1.80%(a)
Ratio of expenses to average net assets after waivers, reimbursements and fees
 paid indirectly .............................................................           1.54%(a)             1.79%(a)
Ratio of expenses to average net assets before waivers and reimbursements
 (Note 6) ....................................................................           3.09%(a)             3.34%(a)
Ratio of net investment income to average net assets after waivers and
 reimbursements ..............................................................           1.50%(a)             1.25%(a)
Ratio of net investment income to average net assets after waivers,
 reimbursements and fees paid indirectly .....................................           1.51%(a)             1.26%(a)
Ratio of net investment income to average net assets before waivers and
 reimbursements (Note 6) .....................................................          (0.04)%(a)          (0.29)%(a)
Portfolio turnover rate ......................................................             13%                  13%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ..................................      $    0.04            $    0.04

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                        SIX MONTHS ENDED JUNE 30, 2002
                                                                                                  (UNAUDITED)
                                                                                   -----------------------------------------
                                                                                         CLASS A               CLASS B
                                                                                   -------------------   -------------------
Net asset value, beginning of period ...........................................         $ 10.00            $    10.00
                                                                                         -------            ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...........................................................           (0.04)                (0.04)
 Net realized and unrealized loss on investments and foreign currency
   transactions ................................................................           (3.18)                (3.19)
                                                                                         -------            ----------
 Total from investment operations ..............................................           (3.22)                (3.23)
                                                                                         -------            ----------
Net asset value, end of period .................................................         $  6.78            $     6.77
                                                                                         =======            ==========
Total return ...................................................................          (32.20)%(b)           (32.30)%(b)
                                                                                         =======            ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............................................         $ 1,168            $    9,339
Ratio of expenses to average net assets after waivers and reimbursements .......            1.60%(a)              1.85%(a)
Ratio of expenses to average net assets after waivers, reimbursements and fees
 paid indirectly ...............................................................            1.59%(a)              1.84%(a)
Ratio of expenses to average net assets before waivers and reimbursements
 (Note 6) ......................................................................            4.19%(a)              4.44%(a)
Ratio of net investment loss to average net assets after waivers and
 reimbursements ................................................................           (1.34)%(a)            (1.59)%(a)
Ratio of net investment loss to average net assets after waivers, reimbursements
 and fees paid indirectly ......................................................           (1.33)%(a)            (1.58)%(a)
Ratio of net investment loss to average net assets before waivers and
 reimbursements (Note 6) .......................................................           (3.93)%(a)            (4.18)%(a)
Portfolio turnover rate ........................................................              92%                   92%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ....................................         $  0.08            $     0.07

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                             SIX MONTHS ENDED JUNE 30, 2002
                                                                                       (UNAUDITED)
                                                                        -----------------------------------------
                                                                              CLASS A               CLASS B
                                                                        -------------------   -------------------
Net asset value, beginning of period ................................         $ 10.00               $ 10.00
                                                                              -------               -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ................................................           (0.02)                (0.03)
 Net realized and unrealized loss on investments and foreign
   currency transactions ............................................           (1.42)                (1.42)
                                                                               -------               -------
 Total from investment operations ...................................           (1.44)                (1.45)
                                                                               -------               -------
Net asset value, end of period ......................................         $  8.56               $  8.55
                                                                              =======               =======
Total return ........................................................          (14.40)%(b)           (14.50)%(b)
                                                                              =======               =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...................................         $ 1,798               $26,845
Ratio of expenses to average net assets after waivers and
 reimbursements .....................................................            1.60%(a)              1.85%(a)
Ratio of expenses to average net assets after waivers, reimbursements
 and fees paid indirectly ...........................................            1.58%(a)              1.83%(a)
Ratio of expenses to average net assets before waivers and
 reimbursements (Note 6) ............................................            2.98%(a)              3.23%(a)
Ratio of net investment loss to average net assets after waivers and
 reimbursements .....................................................           (0.82)%(a)            (1.07)%(a)
Ratio of net investment loss to average net assets after waivers,
 reimbursements and fees paid indirectly ............................           (0.80)%(a)            (1.05)%(a)
Ratio of net investment loss to average net assets before waivers and
 reimbursements (Note 6) ............................................           (2.20)%(a)            (2.45)%(a)
Portfolio turnover rate .............................................              42%                   42%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income .........................         $  0.04               $  0.03

                       See Notes to Financial Statements

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Concluded)

                                                                                        SIX MONTHS ENDED JUNE 30, 2002
                                                                                                  (UNAUDITED)
                                                                                      -----------------------------------
                                                                                           CLASS A            CLASS B
                                                                                      ----------------   ----------------
Net asset value, beginning of period ..............................................      $  10.00             $  10.00
                                                                                         --------             --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ............................................................          0.24                 0.23
 Net realized and unrealized gain on investments and foreign currency transactions           0.05                 0.05
                                                                                         --------              --------
 Total from investment operations .................................................          0.29                 0.28
                                                                                         --------              --------
 LESS DISTRIBUTIONS:
 Dividends from investment income .................................................         (0.14)               (0.14)
                                                                                         --------              --------
Net asset value, end of period ....................................................      $  10.15             $  10.14
                                                                                         ========              ========
Total return ......................................................................          2.85%(b)             2.79%(b)
                                                                                         ========              ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................................................      $  2,674             $121,043
Ratio of expenses to average net assets after waivers and reimbursements ..........          0.70%(a)             0.95%(a)
Ratio of expenses to average net assets after waivers,
 reimbursements and fees paid indirectly ..........................................          0.70%(a)             0.95%(a)
Ratio of expenses to average net assets before waivers and reimbursements (Note 6)           1.54%(a)             1.79%(a)
Ratio of net investment income to average net assets after waivers
 and reimbursements ...............................................................          3.85%(a)             3.60%(a)
Ratio of net investment income to average net assets after waivers,
 reimbursements and fees paid indirectly ..........................................          3.85%(a)             3.60%(a)
Ratio of net investment income to average net assets before waivers
 and reimbursements (Note 6) ......................................................          3.01%(a)             2.76%(a)
Portfolio turnover rate ...........................................................           279%                 279%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income .......................................      $   0.02             $   0.02

---------
#   Per share amount is less than $0.01.
(a) Annualized
(b) Total return is not annualized.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)


Note 1  Organization and Significant Accounting Policies

     AXA Premier VIP Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with seven diversified Portfolios and two non-diversified Portfolios (each a "Portfolio"). The non-diversified Portfolios are: AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio. The investment manager to each Portfolio is The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Portfolio is provided by one or more investment sub-advisors (each an "Adviser"). All of the Portfolios employ multiple Advisers. On November 29, 2001, Equitable contributed $100,000 in initial seed capital to the Trust. On December 31, 2001, additional seed capital of $2,000,000 was contributed by Equitable to the Trust, and on January 2, 2002, the Trust commenced public offering of its shares.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the period ended June 30, 2002, the Trust had Class IB shares outstanding for each Portfolio. In addition, as of and during the period ended June 30, 2002, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statements of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for all the Portfolios.

     The investment objectives of each Portfolio are as follows:

     AXA Premier VIP Large Cap Growth Portfolio (advised by Alliance Capital Management L.P. ("Alliance"), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Core Equity Portfolio (advised by Alliance, Janus Capital Management LLC and Thornburg Investment Management, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Value Portfolio (advised by Alliance, Institutional Capital Corporation and MFS Investment Management ("MFS")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Small/Mid Cap Growth Portfolio (advised by Alliance, MFS and RS Investment Management, LP) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Small/Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC, The Boston Company Asset Management, LLC and TCW) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP International Equity Portfolio (advised by Alliance, Bank of Ireland Asset Management (U.S.) Limited and OppenheimerFunds, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Technology Portfolio (advised by Alliance, Dresdner and Firsthand Capital Management, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., Dresdner and Wellington Management Company, LLP) -- Seeks to achieve long-term growth of capital.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


     AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) -- Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


Valuation:

     Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. However, if the bid price is higher or the asked price is lower than the previous last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are valued at representative quoted prices.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

     Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

     Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio.

     All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.


Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities -- at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.


Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


Organizational Expense:

     Expenses incurred by the Trust Portfolios in connection with their organization are expensed as incurred. The Manager has agreed to voluntarily reimburse each Portfolio for these expenses, subject to potential recovery. Offering costs, in the form of registration fees, were capitalized and are being amortized over twelve months. In connection with organization of the Trust, the Manager advanced the initial amounts.


Fees Paid Indirectly:

     For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. For the period ended June 30, 2002, several Portfolios reduced expenses under these arrangements as follows:


PORTFOLIO                                                     AMOUNT
---------------------------------------------------------   ---------
AXA Premier VIP Large Cap Growth Portfolio ..............    $ 4,291
AXA Premier VIP Large Cap Core Equity Portfolio .........      3,296
AXA Premier VIP Large Cap Value Portfolio ...............      6,249
AXA Premier VIP Small/Mid Cap Growth Portfolio ..........      1,493
AXA Premier VIP Small/Mid Cap Value Portfolio ...........     10,539
AXA Premier VIP International Equity Portfolio ..........        357
AXA Premier VIP Technology Portfolio ....................        488
AXA Premier VIP Health Care Portfolio ...................      1,885


Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of Portfolio securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral and retains a portion of the interest earned. For the period ended June 30, 2002, the Portfolios did not accrue any securities lending income.


Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


Options written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options, which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options, which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.


Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices, which might adversely affect the value of the Portfolios' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Certain Portfolios may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian and/or sub-administrator, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific Portfolio positions ("position hedging").

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., and the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account is consisting of cash, or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees.


Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The contract amounts of these covered written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade, which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.


Note 2  Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results;
(iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the period ended June 30, 2002, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:


PORTFOLIO                                                             MANAGEMENT FEE
---------------------------------------------------------   ----------------------------------
AXA Premier VIP Large Cap Growth Portfolio ..............   0.90% of average daily net assets
AXA Premier VIP Large Cap Core Equity Portfolio .........   0.90% of average daily net assets
AXA Premier VIP Large Cap Value Portfolio. ..............   0.90% of average daily net assets
AXA Premier VIP Small/Mid Cap Growth Portfolio ..........   1.10% of average daily net assets
AXA Premier VIP Small/Mid Cap Value Portfolio ...........   1.10% of average daily net assets
AXA Premier VIP International Equity Portfolio ..........   1.05% of average daily net assets
AXA Premier VIP Technology Portfolio ....................   1.20% of average daily net assets
AXA Premier VIP Health Care Portfolio ...................   1.20% of average daily net assets
AXA Premier VIP Core Bond Portfolio .....................   0.60% of average daily net assets

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to:
(i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.


Note 3  Administrative Fees

     Pursuant to an administrative agreement ("Mutual Portfolios Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15 % of the Trust's total average net assets plus $35,000 per Portfolio and an additional $35,000 per portion of the Portfolio allocated to a separate sub-adviser.

     Pursuant to a sub-administration agreement ("Sub-administration Agreement"), Equitable has contracted with J.P. Morgan Investors Services Co. ("Sub-administrator") to provide the Trust with administrative services, including monitoring of Portfolio compliance and Portfolio accounting services.


Note 4  Custody Fees

     JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.


Note 5  Distribution Plans

     The Trust has entered into distribution agreements with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust ("Distribution Plan"). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust's Class B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class B shares. The Trust's Class A shares are not subject to such fees.


Note 6  Expense Limitation

     Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Portfolio through April 30, 2003 ("Expense Reimbursement Agreement"). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolios' expense ratio and such reimbursements do no exceed the Portfolio's expense ratio cap. If the actual expense

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
June 30, 2002 (Unaudited)


ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses (excluding the 0.25% annual fee under the Trust's Class B Distribution Plan) for each Portfolio are limited to:


AXA Premier VIP Large Cap Growth Portfolio .............       1.10%
AXA Premier VIP Large Cap Core Portfolio . .............       1.10%
AXA Premier VIP Large Cap Value Portfolio . ............       1.10%
AXA Premier VIP Small/Mid Cap Growth Portfolio .........       1.35%
AXA Premier VIP Small/Mid Cap Value Portfolio ..........       1.35%
AXA Premier VIP International Equity Portfolio .........       1.55%
AXA Premier VIP Technology Portfolio ...................       1.60%
AXA Premier VIP Health Care Portfolio ..................       1.60%
AXA Premier VIP Core Bond Portfolio ....................       0.70%

     During the period ending June 30, 2002, the Manager received no reimbursement. At June 30, 2002, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:


                                                                TOTAL ELIGIBLE FOR
PORTOLIO                                                    REIMBURSEMENT THROUGH 2005
--------------------------------------------------------   ---------------------------
AXA Premier VIP Large Cap Growth Portfolio .............             $139,636
AXA Premier VIP Large Cap Core Portfolio ...............              132,867
AXA Premier VIP Large Cap Value Portfolio ..............              143,934
AXA Premier VIP Small/Mid Cap Growth Portfolio .........              134,462
AXA Premier VIP Small/Mid Cap Value Portfolio ..........              140,053
AXA Premier VIP International Equity Portfolio .........              114,363
AXA Premier VIP Technology Portfolio ...................              112,185
AXA Premier VIP Health Care Portfolio ..................              116,714
AXA Premier VIP Core Bond Portfolio ....................              255,324


Note 7  Trustees Deferred Compensation Plan

     A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.


Note 8  Subsequent Events

     On August 1, 2002, the Board of Trustees approved Provident Investment Counsel, Inc to act as Adviser for the AXA Premier VIP Small/Mid Cap Growth Portfolio, replacing MFS Investment Management. Effective August 15, 2002, Provident began serving in its role as Adviser.

     On August 1, 2002, the Board of Trustees approved Wellington Management Company, LLP to act as Adviser for the AXA Premier VIP Small/Mid Cap Value Portfolio, replacing The Boston Company Asset Management, LLC. Effective August 15, 2002, Wellington began serving in its role as Adviser.

MANAGEMENT OF THE TRUST


The Board of Trustees and Officers of the Trust

     The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios' investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.

----------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                  NUMBER OF
                                          OFFICE                                  FUNDS IN
                         POSITION(S)    AND LENGTH                                 COMPLEX
                          HELD WITH         OF        PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE      TRUST      TIME SERVED      DURING PAST 5 YEARS      BY TRUSTEE     HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                                INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Peter D. Noris*         Trustee and      From           From May 1995 to           58       From July 1995 to
 1290 Avenue of the        Chairman     November      present, Executive Vice                present, Director of
 Americas,                              2001 to         President and Chief                  Alliance Capital
 New York, New York                     present        Investment Officer of                 Management L.P.
 (46)                                                 AXA Financial, Inc. and
                                                     Executive Vice President
                                                       of The Equitable Life
                                                     Assurance Society of the
                                                        United States; from
                                                         November 1995 to
                                                      present, Executive Vice
                                                         President of AXA
                                                           Advisors LLC.
----------------------------------------------------------------------------------------------------------------------
                                                INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Gerald C. Crotty          Trustee        From        Co-founder and director       19       None
 c/o AXA Premier                        November     of Weichert Enterprise, a
 VIP Trust                              2001 to      private and public equity
 1290 Avenue of the                     Present       market investment firm;
 Americas,                                            co-founder of Excelsior
 New York, New York                                   Ventures Management, a
 (50)                                                   private equity and
                                                    venture capital firm; from
                                                    1991 to 1998, held various
                                                        positions with ITT
                                                      Corporation, including
                                                       President and COO of
                                                      ITT Consumer Financial
                                                        Corp. and Chairman,
                                                       President and CEO of
                                                     ITT Information Services.
----------------------------------------------------------------------------------------------------------------------
 Barry Hamerling           Trustee        From         Since 1998, Managing         19       None
 c/o AXA Premier                        November      Partner of Premium Ice
 VIP Trust                              2001 to       Cream of America; from
 1290 Avenue of the                     Present     1970 to 1998, President of
 Americas,                                          Ayco Co. L.P., the largest
 New York, New York                                    independent financial
 (56)                                                 counseling firm in the
                                                          United States.
----------------------------------------------------------------------------------------------------------------------

----------
*     Affiliated with the Manager and Distributors.

----------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                NUMBER OF
                                          OFFICE                                FUNDS IN
                         POSITION(S)    AND LENGTH                               COMPLEX
                          HELD WITH         OF       PRINCIPAL OCCUPATION(S)    OVERSEEN    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE      TRUST      TIME SERVED     DURING PAST 5 YEARS     BY TRUSTEE     HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                             INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Cynthia R. Plouche     Trustee       From          Since 1991, Founder,      19           None
  c/o AXA Premier                     November      Chief Investment
  VIP Trust                           2001 to       Officer and Managing
  1290 Avenue of the                  Present       Director of Abacus
  Americas,                                         Financial Group, a
  New York, New York                                manager of fixed
  (45)                                              income portfolios for
                                                    institutional clients.
----------------------------------------------------------------------------------------------------------------------
 Rayman Louis Solomon   Trustee       From          Since 1998, Dean and a    19           None
  c/o AXA Premier                     November      Professor of Law at
  VIP Trust                           2001 to       Rutgers University
  1290 Avenue of the                  present       School of Law; prior
  Americas,                                         thereto, an Associate
  New York, New York                                Dean for Academic
  (54)                                              Affairs at Northwestern
                                                    University School of
                                                    Law.
----------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS
----------------------------------------------------------------------------------------------------------------------
 Steven M. Joenk          President   From          From July 1999 to present, Senior Vice President of AXA Financial;
  1290 Avenue of the      and Chief   November      from 1996 to 1999, Managing Director of MeesPierson.
  Americas, New York,     Financial   2001 to
  New York                 Officer    present
  (43)
----------------------------------------------------------------------------------------------------------------------
 Patricia Louie              Vice     From          From July 1999 to present, Vice President and Counsel of AXA
  1290 Avenue of the      President   November      Financial and Equitable; from September 1994 to July 1999,
  Americas,                  and      2001 to       Assistant General Counsel of The Dreyfus Corporation.
  New York, New York      Secretary   present
  (46)
----------------------------------------------------------------------------------------------------------------------
 Kenneth T. Kozlowski        Vice     From          From February 2001 to present, Vice President of AXA Financial;
  1290 Avenue of the      President   November      from October 1999 to February 2001, Assistant Vice President
  Americas,                  and      2001 to       of AXA Financial; from October 1996 to October 1999, Director --
  New York, New York      Treasurer   present       Fund Administration of Prudential Investments.
  (40)
----------------------------------------------------------------------------------------------------------------------
 Mary E. Cantwell            Vice     From          From February 2001 to present, Vice President of AXA
  1290 Avenue of the      President   November      Financial; from July 1999 to present, Vice President of Equitable;
  Americas,                           2001 to       from September 1997 to July 1999, Assistant Vice President,
  New York, New York                  present       Office of the Chief Investment Officer of Equitable.
  (40)
----------------------------------------------------------------------------------------------------------------------
 Kenneth B. Beitler          Vice     From          From May 1999 to present, Senior Investment Analyst and
  1290 Avenue of the      President   November      Assistant Vice President of AXA Financial; prior thereto, an
  Americas,                           2001 to       Investment Systems Development Analyst with TIAA-CREF.
  New York, New York                  present
  (43)
----------------------------------------------------------------------------------------------------------------------
 Brian E. Walsh           Assistant   From          From 1999 to present, Senior Fund Administrator and
  1290 Avenue of the      Treasurer   November      Assistant Vice President of Equitable; from 1993 to 1999, Manager
  Americas,                           2001 to       of Prudential Investment Fund Management.
  New York, New York                  present
  (34)
----------------------------------------------------------------------------------------------------------------------